UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21993

Oppenheimer Revenue Weighted ETF Trust
(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette
VTL Associates, LLC

225 Liberty Street, New York, New York 10281-1008
(Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200

Date of fiscal year end: June 30

Date of reporting period: June 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Annual Report	6/30/2017

Oppenheimer

Revenue Weighted
ETF Trust

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Management Discussion of Fund Performance
(Unaudited)

Market Overview	June 30, 2017

Equity markets continued their upwards trend during the one-year period ended June 30, 2017, with the S&P 500 Index up 17.90%. Growth stocks’ notable performance over value continued for the reporting period, with the S&P 500 Growth Index outperforming the S&P 500 Value Index. Information Technology and Financials were the strongest performing sectors of the S&P 500 Index during the reporting period. Although the rally in the Information Technology sector slightly stalled with a massive five day selloff after the election and two day selloff in mid-June, the sector still ended the reporting period with strong results. Energy, a sector primarily consisting of value stocks, remained in its slide and experienced a roughly 5% decline for the S&P 500 Index, pressured by trending downward oil prices and a record-high oil supply level. The leading sector laggard for the S&P 500 Index ended up being Telecommunication Services, down roughly 12%.

During the reporting period, large-cap stocks within the S&P 500 Index underperformed the small-cap stocks within the S&P Small Cap 600 Index, which returned 22.47% during the period. The Financials sector carried the S&P Small Cap 600 Index, while the weakest performer came from the Energy sector.

Management Discussion of Fund Performance — continued
(Unaudited)

Performance Review
Oppenheimer Large Cap Revenue ETF (Ticker: RWL)	June 30, 2017

The Oppenheimer Large Cap Revenue ETF (RWL) produced a total return of 15.96%, underperforming the S&P 500 Index’s 17.90% return during the one-year period ended 6/30/17. The underperformance was attributable to RWL’s ongoing underweight to the Information Technology sector, and overweight to the Consumer Staples and Discretionary sectors.

The so-called “FANG”—Facebook, Amazon, Netflix, and Google (now Alphabet)—stocks drove the strong performance of the Information Technology sector. Some investors snapped up volatile tech stocks after a significant decline in mid-June, driven by the expectation that the forward looking earnings growth in the sector would still exceed that of the S&P 500 Index. The sustained narrowing to tech left its valuation frothy, and at its highest since the tech bubble, with a 4.3 times price-to-sales multiple. A roughly 34% return in the Information Technology sector in the S&P 500 Index for the period, coupled with RWL’s underweight to the sector, resulted in the largest detraction from the performance. RWL’s large overweight positions to Consumer Staples and Consumer Discretionary also detracted from performance. Although both sectors returned produced positive absolute results, the gains were not enough to offset the sector allocation effect.

Outperformers for RWL included stocks in the Industrials and Energy sectors, and an underweight position in the Real Estate sector.

Fund Performance History (%)	Average Annual Total Return As of June 30, 2017
	1 Year	5 Year	Since Inception*
Large Cap NAV Return	15.96%	15.04%	8.58%
Large Cap Market Price Return	15.98%	15.06%	8.58%
OFI Revenue Weighted Large Cap Index	16.49%	15.55%	9.11%
S&P 500 Index	17.90%	14.63%	8.80%

The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the original cost. For the Fund’s most recent month end performance please visit oppenheimerfunds.com. The NAV return is based on the net asset value of the Fund and the market price return (MKT) is based on the market price per share of the Fund. The price used to calculate MKT is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. MKT and NAV return assume dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. Returns less than one year are cumulative. On 2/22/2008 and 3/31/2008 for RWL, the last trade price was used to calculate market return because 4:00pm EST midpoint bid/ask prices are not available on those dates. On 9/30/2008, the last trade price for RWL was used to calculate market return because an uncorrected, failed trade resulted in an incorrect 4:00pm EST midpoint bid/ask price on that date.

*	The since inception return is calculated from NAV performance inception on 2/19/08, as opposed to the exchange list inception of 2/22/08. NAV performance inception represents when the Fund’s NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

The S&P 500 Index (the “Benchmark Index”) measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization weighted. The Benchmark Index is unmanaged, includes the reinvestment of dividends and cannot be purchased directly by investors. Benchmark Index performance is shown for illustrative purposes only and does not predict or depict performance of the Fund. The OFI Revenue Weighted Large Cap IndexTM is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The OFI Revenue Weighted Large Cap Index is rebalanced quarterly, and cannot be purchased directly by investors.

Management Discussion of Fund Performance — continued
(Unaudited)

Oppenheimer Mid Cap Revenue ETF (Ticker: RWK)	June 30, 2017

Oppenheimer Mid Cap Revenue ETF (RWK) produced a return of 19.46%, outperforming the S&P Mid Cap 400 Index’s return of 18.57% during the one-year period ended 6/30/17. RWK’s exposure to the Information Technology sector was the strongest driver of the Fund’s return this period. The Fund also outperformed in the Real Estate, Materials and Industrials sectors. In addition, although the Fund’s slight overweight position in the Health Care sector resulted in underperformance, it had large overweight positions in Tech Data Corp and WellCare Health Plans, both of which produced strong returns, resulting in outperformance versus the Index.

RWK underperformed the S&P Mid Cap 400 Index in the Financials sector due to an underweight position, and in the Consumer Discretionary and Telecommunication Services sectors, as a result of overweight positions.

Fund Performance History (%)	Average Annual Total Return As of June 30, 2017
	1 Year	5 Year	Since Inception*
Mid Cap NAV Return	19.46%	14.90%	10.26%
Mid Cap Market Price Return	19.45%	14.91%	10.26%
OFI Revenue Weighted Mid Cap Index	20.04%	15.54%	11.00%
S&P Mid Cap 400 Index	18.57%	14.92%	10.45%

The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the original cost. For the Fund’s most recent month end performance please visit oppenheimerfunds.com. The NAV return is based on the net asset value of the Fund and the market price return (MKT) is based on the market price per share of the Fund. The price used to calculate MKT is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. MKT and NAV return assume dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. Returns less than one year are cumulative.

*	The since inception return is calculated from NAV performance inception on 2/20/08, as opposed to the exchange list inception of 2/22/08. NAV performance inception represents when the Fund’s NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

The S&P MidCap 400 Index (the “Benchmark Index”) measures the performance of mid-sized US companies, reflecting the distinctive risk and return characteristics of this market segment. It comprises stocks in the middle capitalization range, covering approximately 7% of the of US equity market. The Benchmark Index is unmanaged, includes the reinvestment of dividends and cannot be purchased directly by investors. Benchmark Index performance is shown for illustrative purposes only and does not predict or depict performance of the Fund. The OFI Revenue Weighted Mid Cap IndexTM is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The OFI Revenue Weighted Mid Cap Index is rebalanced quarterly, and cannot be purchased directly by investors.

Management Discussion of Fund Performance — continued
(Unaudited)

Oppenheimer Small Cap Revenue ETF (Ticker: RWJ)	June 30, 2017

The Oppenheimer Small Cap Revenue ETF (RWJ) produced a return of 20.75%, lagging the S&P Small Cap 600 Index’s return of 22.47% during the one-year period ended 6/30/17. Significant detractions came from two sectors—Consumer Discretionary, specifically Retail, and the Financials sector. Retail stocks had already begun eroding, but as we began to move towards the second quarter of 2017, more disruption came to the industry. Setting aside the uncertain macroeconomic conditions, Retail stocks experienced a large sector-specific issue during the second quarter, with Amazon announcing its acquisition of Whole Foods Market. However, our current RWJ portfolio represents a price-to-sales ratio of 0.31, which represents a 71% discount to the S&P Small Cap 600 Index’s price-to-sales ratio of 1.05.

Outperformers for RWJ included stocks in the Materials, Energy and Health Care sectors. In these sectors, the Fund also benefited from an overweight in Materials and underweight positions in Energy and Health Care.

Fund Performance History (%)	Average Annual Total Return As of June 30, 2017
	1 Year	5 Year	Since Inception*
Small Cap NAV Return	20.75%	15.51%	11.72%
Small Cap Market Price Return	20.76%	15.51%	11.72%
OFI Revenue Weighted Small Cap Index	21.32%	16.22%	12.56%
S&P Small Cap 600 Index	22.47%	15.47%	10.78%

The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the original cost. For the Fund’s most recent month end performance please visit oppenheimerfunds.com. The NAV return is based on the net asset value of the Fund and the market price return (MKT) is based on the market price per share of the Fund. The price used to calculate MKT is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. MKT and NAV return assume dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. Returns less than one year are cumulative. On 2/22/2008 and 3/31/2008 for RWJ, the last trade price was used to calculate market return because 4:00pm EST midpoint bid/ask prices are not available on those dates.

*	The since inception return is calculated from NAV performance inception on 2/19/08, as opposed to the exchange list inception of 2/22/08. NAV performance inception represents when the Fund’s NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

The S&P SmallCap 600 Index (the “Benchmark Index”) measures the performance of small cap segment of US equity market. It consists of 600 domestic stocks chosen for market size, liquidity, and industry group representation and covers approximately 3% of the domestic equities market. The Benchmark Index is unmanaged, includes the reinvestment of dividends and cannot be purchased directly by investors. Benchmark Index performance is shown for illustrative purposes only and does not predict or depict performance of the Fund. The OFI Revenue Weighted Small Cap IndexTM is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The OFI Revenue Weighted Small Cap Index is rebalanced quarterly, and cannot be purchased directly by investors.

Management Discussion of Fund Performance — continued
(Unaudited)

Oppenheimer Financials Sector Revenue ETF (Ticker: RWW)	June 30, 2017

The Oppenheimer Financials Sector Revenue ETF (RWW) produced a return of 36.14%, outperforming the S&P 500 Financials Index’s return of 35.37% during the one-year period ended 6/30/17. Although the Financials sector’s strong return was helped by a stable macroeconomic condition and a positive sentiment based on the Federal Reserve’s stress test results, the outperformance by RWW was mainly due to its overweight to insurance companies, which performed well as investors speculated on the possibility of repeal and replacement of the Affordable Care Act (ObamaCare).

The Fund’s underweight position to banks was the largest detractor to performance versus the S&P 500 Financials Index. Strong fundamentals, with the help of improving sentiment due to the Federal Reserve continuing to increase interest rates, resulted in strong performance from banks.

RWW has relatively attractive valuations with a price-to-sales ratio of 1.83 compared to that of its benchmark index of 2.3.

Fund Performance History (%)	Average Annual Total Return As of June 30, 2017
	1 Year	5 Year	Since Inception*
Financials Sector NAV Return	36.14%	18.67%	12.83%
Financials Sector Market Price Return	36.20%	18.68%	12.82%
OFI Revenue Weighted Financials Sector Index	36.81%	19.27%	13.44%
S&P 500 Financials Index	35.37%	18.00%	7.25%

The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the original cost. For the Fund’s most recent month end performance please visit oppenheimerfunds.com. The NAV return is based on the net asset value of the Fund and the market price return (MKT) is based on the market price per share of the Fund. The price used to calculate MKT is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. MKT and NAV return assume dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. Returns less than one year are cumulative.

*	The since inception return is calculated from NAV performance inception on 11/10/08, as opposed to the exchange list inception of 11/12/08. NAV performance inception represents when the Fund’s NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

The S&P 500 Financials Index (the “Benchmark Index”) measures the performance of all those companies held in the S&P 500 index classified as a financial (sector) company using the Global Industry Classification Standard (GICS) system. The Benchmark Index is unmanaged, includes the reinvestment of dividends and cannot be purchased directly by investors. Benchmark Index performance is shown for illustrative purposes only and does not predict or depict performance of the Fund. The OFI Revenue Weighted Financials Sector IndexTM is constructed by re-weighting the constituent securities of the Benchmark Index according to the revenue earned by the companies in the Benchmark Index, subject to certain asset diversification requirements. The OFI Revenue Weighted Financials Sector Index is rebalanced quarterly, and cannot be purchased directly by investors.

Management Discussion of Fund Performance — continued
(Unaudited)

Oppenheimer Ultra Dividend Revenue ETF (Ticker: RDIV)	June 30, 2017

The Oppenheimer Ultra Dividend Revenue ETF (RDIV) returned 11.10%, while the S&P 900 Index was up 17.95% for the one-year period ended 6/30/17. The underperformance was mainly due to underweight positions in the Financials, Information Technology (particularly in Software & Services), and an overweight position in the Telecommunication Services sector. The Fund’s exposure to the Energy, Consumer Staples and Materials sectors benefited relative performance this reporting period.

The most recent rebalance turnover for RDIV was approximately 20%. The most significant changes included cutting its Utilities exposure in half (to around 10% from over 20%), which consequently led to an increase in Consumer Discretionary. This rebalancing on June 16 helped reduce the overall fund price-to-sales multiple to approximately 0.5.

Fund Performance History (%)	Average Annual Total Return As of June 30, 2017
	1 Year	Since Inception*
Ultra Dividend NAV Return	11.10%	12.41%
Ultra Dividend Market Price Return	11.18%	12.43%
OFI Revenue Weighted Ultra Dividend Index	11.78%	13.31%
S&P 900 Index	17.95%	12.46%

The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the original cost. For the Fund’s most recent month end performance please visit oppenheimerfunds.com. The NAV return is based on the net asset value of the Fund and the market price return (MKT) is based on the market price per share of the Fund. The price used to calculate MKT is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. MKT and NAV return assume dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. Returns less than one year are cumulative.

*	The since inception return is calculated from NAV performance inception on 9/30/13, as opposed to the exchange list inception of 10/1/13. NAV performance inception represents when the Fund’s NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

The S&P 900 Index (the “Benchmark Index”) combines the large-cap S&P 500 Index and the S&P MidCap 400 Index. It addresses the needs of investors who want to benchmark or invest in the large and mid-cap segments of the U.S. market. The Benchmark Index is unmanaged, includes the reinvestment of dividends and cannot be purchased directly by investors. Benchmark Index performance is shown for illustrative purposes only and does not predict or depict performance of the Fund. The OFI Revenue Weighted Ultra Dividend IndexTM is constructed by identifying the top 60 securities from the Benchmark Index with the highest average of the 1-year trailing dividend yields for the current quarter and each of the past three quarters (excluding securities that have issued a special dividend over that time period), which are then re-weighted according to the revenue earned by the companies, subject to certain asset diversification requirements and a maximum 5% per company weighting. The OFI Revenue Weighted Ultra Dividend Index is reconstituted quarterly, and cannot be purchased directly by investors.

Management Discussion of Fund Performance — continued
(Unaudited)

Oppenheimer ESG Revenue ETF (ESGL)	June 30, 2017

The Oppenheimer ESG Revenue ETF (ESGL) produced a return of 14.78% from its inception of October 28, 2016 through June 30, 2017, underperforming the S&P 500 Index’s return of 15.62% during the same period. The Fund’s underperformance was a similar story to that of RWL: an underweight to Information Technology and an overweight to Consumer Staples, a sector that has struggled with meeting earnings expectations as well as Amazon’s recent purchase of WholeFoods, which effectively disrupted the landscape of the industry.

The Fund’s best relative contributor was its exposure to the Health Care sector. The Fund also outperformed in the Energy sector, where an underweight position benefited.

Fund Performance History (%)	Average Annual Total Return As of June 30, 2017
Since Inception**
ESG NAV Return	14.78%*
ESG Market Price Return	14.82%*
OFI Revenue Weighted ESG Index	14.69%
S&P 500 Index	15.62%

*	Not annualized.

This is a new fund with a limited operating history. The Fund has less than one year of operations; results shown are cumulative, not annualized. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the original cost. For the Fund’s most recent month end performance please visit oppenheimerfunds.com. The NAV return is based on the net asset value of the Fund and the market price return (MKT) is based on the market price per share of the Fund. The price used to calculate MKT is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. MKT and NAV return assume dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. Returns less than one year are cumulative.

**	The since inception return is calculated from NAV performance inception on 10/28/16, as opposed to the exchange list inception of 10/31/16. NAV performance inception represents when the Fund’s NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

The S&P 500 Index (the “Benchmark Index”) measures the performance of 500 widely held stocks in US equity market. Standard and Poor’s chooses member companies for the index based on market size, liquidity and industry group representation. Included are the stocks of industrial, financial, utility, and transportation companies. Since mid-1989, this composition has been more flexible and the number of issues in each sector has varied. It is market capitalization weighted. The Benchmark Index is unmanaged, includes the reinvestment of dividends and cannot be purchased directly by investors. Benchmark Index performance is shown for illustrative purposes only and does not predict or depict performance of the Fund. The OFI Revenue Weighted ESG IndexTM is constructed by selecting companies from within the Benchmark Index that have strong environmental, social and governance (“ESG”) practices, and re-weighting those companies according to the revenue earned, subject to certain asset diversification requirements. The OFI Revenue Weighted ESG Index is reconstituted quarterly, and cannot be purchased directly by investors.

Management Discussion of Fund Performance — continued
(Unaudited)

Oppenheimer Global ESG Revenue ETF (ESGF)	June 30, 2017

The Oppenheimer Global ESG Revenue ETF (ESGF) produced a return of 13.49%, from its inception of October 27, 2016, through June 30, 2017, underperforming the MSCI All Country World Index’s return of 14.53% during the same period. From a sector perspective, ESGF’s underperformance stemmed from an overweight position in the Consumer Staples sector and an underweight position in the Financials sector. ESGF outperformed in the Energy and Information Technology sectors due to overweight positions and the Consumer Discretionary sector as a result of an underweight position.

As ESGF invests in stocks of various countries, one or two stocks in particular countries drove most of the Fund’s positive absolute performance. At a country level, Korea was the single best performer. An overweight in Samsung Electronics, which produced a strong return for the period, benefited the Fund’s relative performance. The second largest contributor was France, due largely to the performance of Christian Dior SE (France). The shares skyrocketed after the LVMH Moet Hennessy Louis Vuitton announced a take-over of the company for $13.1 billion on April 25. The stock rallied strongly and our overweight position in it versus the MSCI All Country World Index benefited performance. Underperforming countries included China and India, where underweight positions hurt.

Fund Performance History (%)	Average Annual Total Return As of June 30, 2017
Since Inception**
Global ESG NAV Return	13.49%*
Global ESG Market Price Return	14.97%*
OFI Revenue Weighted Global ESG Index	13.81%
MSCI All Country World Index	14.53%

*	Not annualized.

This is a new fund with a limited operating history. The Fund has less than one year of operations; results shown are cumulative, not annualized. The performance data quoted represents past performance, which does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so an investor’s shares, when redeemed, may be worth more or less than the original cost. For the Fund’s most recent month end performance please visit oppenheimerfunds.com. The NAV return is based on the net asset value of the Fund and the market price return (MKT) is based on the market price per share of the Fund. The price used to calculate MKT is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading when the Fund’s NAV is calculated at market close. MKT and NAV return assume dividends and capital gain distributions have been reinvested in the Fund at market price and NAV, respectively. Returns less than one year are cumulative.

**	The since inception return is calculated from NAV performance inception on 10/27/16, as opposed to the exchange list inception of 10/31/16. NAV performance inception represents when the Fund’s NAV was struck for the first time. Exchange list inception represents when the Fund began trading.

The MSCI All Country World Index (the “Benchmark Index”) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Benchmark Index is unmanaged, includes the reinvestment of dividends and cannot be purchased directly by investors. Benchmark Index performance is shown for illustrative purposes only and does not predict or depict performance of the Fund. The OFI Revenue Weighted Global ESG IndexTM is constructed by selecting companies from within the Benchmark Index that have strong environmental, social and governance (“ESG”) practices, as identified by MSCI ESG Research, Inc., and then re-weighting those companies according to the revenue earned, subject to certain asset diversification requirements. The OFI Revenue Weighted Global ESG Index is reconstituted quarterly, and cannot be purchased directly by investors.

Management Discussion of Fund Performance — continued
(Unaudited)

Outlook
At period end, investors continue to try to find a way to reconcile the Federal Open Market Committee’s (FOMC) monetary policy outlooks versus economic outlook, which will be impacted by eventual fiscal policy from the White House. As the U.S. economy continues to churn in purgatory, it’s driving investors to trade on future revenues and earnings, driving up valuations in growth, particularly in tech/e-commerce. In our analysis of Oppenheimer Large Cap Revenue ETF (RWL) versus the S&P 500, we have noticed that the Fund generally struggles when both growth and momentum are leading factors in the market. When these factors are prevalent, it’s generally due to a handful of growth stocks carrying market performance (a la a tech bubble). Similar behaviors are being shown today that existed during the tech bubble, so it is our belief that it is a matter of time before we see this narrowing unravel. In the past nine months, we have seen the market begin to unravel the oversaturation in tech twice: after the election and early/mid June. It’s clear that the market is trying to revert; however, it is looking for a more substantive catalyst. We believe that a “tech correction” may indeed occur by year-end as definitive fiscal plans from Washington continue to evolve and monetary policy continues on its current trajectory. That, coupled with investors’ frantic search for less saturated valuations (as evident by asset flows in the international space), should equate to this reversion.

In our estimation, there are six factors that greatly influence market behavior: size, growth, value, momentum, volatility, and quality. While each factor independently can cause great influence in the market, it is also interesting to note how they work in tandem. While revenue-weighted strategies generally tilt towards value, given their economic weighting mechanism, it’s important to note their broad output exposure. Since RWL, Oppenheimer Mid Cap Revenue ETF (RWK), and Oppenheimer Small Cap Revenue ETF (RWJ) have incepted (February 2008), RWJ has outperformed its benchmark (the S&P Small Cap 600); whereas, RWL and RWK have only marginally underperformed their benchmarks when each of the aforementioned factors have come in and out of favor. It has been evident that the market has generally been a growth market since the market bottoming in the first quarter of 2009. However, RWL, for example, has outperformed the S&P 500 Index in six of the eight past calendar years. During that time, the Fund has typically outperformed when the second-leading factor in the market was anything outside of momentum, and has underperformed when the second-leading factor was momentum. In fact, since 2009, there was only one period where RWL did not outperform the S&P 500 Index when the second-leading factor behind growth was not momentum. That was 2011, when both growth and volatility were in favor. In our view, this anomaly can be explained by the narrowing that started to occur in low-volatility strategies, when State Street launched SPLV in May of that year. In summary, we believe this shows that a revenue-weighted strategy can be more dynamic in nature than the market-cap alternative. Underperformance generally has only occurred in periods where growth pairs with momentum, drawing our tilt further away from growth and thus losing a grasp in the market. These types of cycles are generally short lived (i.e., the tech bubble had the most notable run, which had a total duration of roughly three years). In fact, we can draw similar parallels between what occurred during the tech bubble and what’s occurring in today’s market.

During the tech bubble, there was a market narrowing with software companies like Cisco and Oracle leading the way of a new generation into the 21st century. This is very similar to that of the FANG stocks, which has propelled the market to some of the highest price-to-sales multiples since the tech bubble. In 1999, Oracle was trading at a price-to-sales multiple of over 4. Based on profit margin, expected growth, and expected market conditions, Oracle needed to grow its sales by nearly 3,000% to justify its current price-to-sales multiple. By the end of 2002, Oracle grew its revenues from 1999 by about 9.5%. Oracle’s cumulative return resulted in -61.45% compared to the S&P 500 of -37.63%. Today we are seeing a potentially more severe phenomenon. Facebook, for example, is currently trading at a price-to-sales multiple of over 14. Again, based on the same formula, over the next three years, it needs to grow its revenues by nearly 5,500% to justify its current multiple. History has shown these valuations are unsustainable, and once these oversaturated companies face the reality of not reaching lofty growth expectations, we see a reversion in the market. This reversion generally wipes out all gains on the way up and then some. We believe the revenue weight strategies have the potential to be a large benefactor of a reversion.

Shareholder Expense Examples
(Unaudited)

As a shareholder of an Oppenheimer ETF, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples below are based on an investment of $1,000 held for the entire six-month period from January 1, 2017 to June 30, 2017.

Actual expenses
The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes
The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 01/01/2017	Ending Account Value 06/30/2017	Annualized Expense Ratios for the Six Month Period	Expenses Paid During the Six Month Period[1]
Oppenheimer Large Cap Revenue ETF
Actual	$1,000.00	$1,071.70	0.39%	$2.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96
Oppenheimer Mid Cap Revenue ETF
Actual	$1,000.00	$1,042.80	0.39%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96
Oppenheimer Small Cap Revenue ETF
Actual	$1,000.00	$986.10	0.39%	$1.92
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96
Oppenheimer Financials Sector Revenue ETF
Actual	$1,000.00	$1,066.40	0.49%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.36	0.49%	$2.46
Oppenheimer Ultra Dividend Revenue ETF
Actual	$1,000.00	$997.70	0.39%	$1.93
Hypothetical (5% return before expenses)	$1,000.00	$1,022.86	0.39%	$1.96
Oppenheimer ESG Revenue ETF
Actual	$1,000.00	$1,067.20	0.40%	$2.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.81	0.40%	$2.01
Oppenheimer Global ESG Revenue ETF
Actual	$1,000.00	$1,136.00	0.45%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	0.45%	$2.26

[1]	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

Schedule of Investments Summary Tables
(Unaudited)

Oppenheimer Large Cap
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	3.4%
Banks	4.6
Capital Goods	7.8
Commercial & Professional Services	0.5
Consumer Durables & Apparel	1.7
Consumer Services	1.2
Diversified Financials	5.0
Energy	7.2
Food & Staples Retailing	10.0
Food, Beverage & Tobacco	3.7
Health Care Equipment & Services	12.4
Household & Personal Products	1.1
Insurance	4.2
Materials	2.9
Media	2.9
Money Market Fund	1.2
Pharmaceuticals, Biotechnology & Life Sciences	3.7
Real Estate	0.9
Retailing	7.1
Semiconductors & Semiconductor Equipment	1.6
Software & Services	5.1
Technology Hardware & Equipment	4.1
Telecommunication Services	2.8
Transportation	3.1
Utilities	2.7
Total Investments	100.9
Liabilities in Excess of Other Assets	(0.9)
Net Assets	100.0%

Oppenheimer Mid Cap
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	1.3%
Banks	2.5
Capital Goods	10.7
Commercial & Professional Services	3.2
Consumer Durables & Apparel	4.1
Consumer Services	2.6
Diversified Financials	1.1
Energy	6.8
Food & Staples Retailing	1.5
Food, Beverage & Tobacco	3.1
Health Care Equipment & Services	8.1
Household & Personal Products	1.0
Insurance	5.9
Materials	9.7
Media	1.8
Money Market Fund	15.2
Pharmaceuticals, Biotechnology & Life Sciences	1.5
Real Estate	2.8
Retailing	6.9
Semiconductors & Semiconductor Equipment	1.3
Software & Services	4.7
Technology Hardware & Equipment	12.0
Telecommunication Services	1.1
Transportation	2.9
Utilities	3.2
Total Investments	115.0
Liabilities in Excess of Other Assets	(15.0)
Net Assets	100.0%

Oppenheimer Small Cap
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	2.0%
Banks	2.3
Capital Goods	11.1
Commercial & Professional Services	7.7
Consumer Durables & Apparel	4.8
Consumer Services	3.4
Diversified Financials	4.4
Energy	2.4
Food & Staples Retailing	3.1
Food, Beverage & Tobacco	2.4
Health Care Equipment & Services	9.6
Household & Personal Products	0.4
Insurance	2.7
Materials	6.3
Media	1.4
Money Market Fund	12.1
Pharmaceuticals, Biotechnology & Life Sciences	1.3
Real Estate	1.5
Retailing	17.1
Semiconductors & Semiconductor Equipment	1.0
Software & Services	2.8
Technology Hardware & Equipment	7.0
Telecommunication Services	0.6
Transportation	3.4
Utilities	1.1
Total Investments	111.9
Liabilities in Excess of Other Assets	(11.9)
Net Assets	100.0%

Oppenheimer Financials Sector Revenue ETF

Industry	% of Net Assets
Banks	33.5%
Capital Markets	13.0
Consumer Finance	6.4
Diversified Financial Services	16.6
Insurance	30.4
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

Oppenheimer Ultra Dividend Revenue ETF

Industry	% of Net Assets
Automobiles & Components	10.1%
Banks	0.6
Commercial & Professional Services	0.7
Consumer Durables & Apparel	1.2
Diversified Financials	1.1
Energy	16.4
Insurance	0.7
Materials	7.4
Money Market Fund	15.5
Real Estate	9.6
Retailing	25.0
Technology Hardware & Equipment	2.2
Telecommunication Services	14.9
Utilities	9.6
Total Investments	115.0
Liabilities in Excess of Other Assets	(15.0)
Net Assets	100.0%

Schedule of Investments Summary Tables — continued
(Unaudited)

Oppenheimer ESG Revenue ETF

Industry	% of Net Assets
Automobiles & Components	3.9%
Banks	2.0
Capital Goods	10.7
Commercial & Professional Services	0.4
Consumer Durables & Apparel	2.3
Consumer Services	1.8
Diversified Financials	2.9
Energy	4.6
Food & Staples Retailing	7.0
Food, Beverage & Tobacco	5.2
Health Care Equipment & Services	8.0
Household & Personal Products	2.3
Insurance	3.6
Materials	4.1
Media	3.3
Money Market Fund	0.3
Pharmaceuticals, Biotechnology & Life Sciences	3.0
Real Estate	1.1
Retailing	5.5
Semiconductors & Semiconductor Equipment	2.6
Software & Services	8.2
Technology Hardware & Equipment	3.4
Telecommunication Services	5.4
Transportation	3.7
Utilities	4.6
Total Investments	99.9
Other Assets in Excess of Liabilities	0.1
Net Assets	100.0%

Oppenheimer Global ESG
Revenue ETF

Industry	% of Net Assets
Automobiles & Components	2.4%
Banks	12.3
Capital Goods	16.1
Commercial & Professional Services	1.5
Consumer Durables & Apparel	4.1
Consumer Services	1.3
Diversified Financials	3.3
Energy	7.3
Food & Staples Retailing	5.9
Food, Beverage & Tobacco	3.1
Health Care Equipment & Services	1.3
Household & Personal Products	1.7
Insurance	4.8
Materials	6.9
Media	1.2
Money Market Fund	0.9
Pharmaceuticals, Biotechnology & Life Sciences	1.6
Real Estate	0.9
Retailing	2.6
Semiconductors & Semiconductor Equipment	1.9
Software & Services	5.4
Technology Hardware & Equipment	8.7
Telecommunication Services	0.9
Transportation	1.9
Utilities	2.6
Total Investments	100.6
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

Schedule of Investments
Oppenheimer Large Cap Revenue ETF
June 30, 2017

	Shares	Value
COMMON STOCKS—99.7%
Automobiles & Components—3.4%
BorgWarner, Inc.	13,633	$577,494
Delphi Automotive PLC	12,595	1,103,952
Ford Motor Co.	844,126	9,445,770
General Motors Co.	315,571	11,022,895
Goodyear Tire & Rubber Co. (The)	28,092	982,096
Harley-Davidson, Inc.[1]	6,696	361,718
Total Automobiles & Components		23,493,925
Banks—4.6%
Bank of America Corp.	259,159	6,287,197
BB&T Corp.	16,940	769,245
Citigroup, Inc.	83,483	5,583,343
Citizens Financial Group, Inc.	10,386	370,573
Comerica, Inc.	2,602	190,570
Fifth Third Bancorp	16,459	427,276
Huntington Bancshares, Inc.	19,844	268,291
JPMorgan Chase & Co.	79,682	7,282,935
KeyCorp	20,254	379,560
M&T Bank Corp.	2,297	371,999
People’s United Financial, Inc.	5,387	95,134
PNC Financial Services Group, Inc. (The)	8,692	1,085,370
Regions Financial Corp.	26,310	385,178
SunTrust Banks, Inc.	10,619	602,310
U.S. Bancorp	28,249	1,466,688
Wells Fargo & Co.	112,019	6,206,973
Zions Bancorporation	3,771	165,585
Total Banks		31,938,227
Capital Goods—7.8%
3M Co.	9,212	1,917,846
Acuity Brands, Inc.[1]	1,232	250,441
Allegion PLC	1,812	146,989
AMETEK, Inc.	4,017	243,310
Arconic, Inc.	30,075	681,199
Boeing Co. (The)	30,469	6,025,245
Caterpillar, Inc.	23,424	2,517,143
Cummins, Inc.	7,064	1,145,922
Deere & Co.	13,529	1,672,049
Dover Corp.	5,429	435,514
Eaton Corp. PLC	16,637	1,294,858
Emerson Electric Co.	15,306	912,544
Fastenal Co.[1]	5,893	256,522
Flowserve Corp.	5,275	244,918
Fluor Corp.	27,857	1,275,293
Fortive Corp.	6,386	404,553
Fortune Brands Home & Security, Inc.	5,004	326,461
General Dynamics Corp.	9,849	1,951,087
General Electric Co.	264,055	7,132,126
Honeywell International, Inc.	18,700	2,492,523
Illinois Tool Works, Inc.	5,962	854,056
Ingersoll-Rand PLC	9,724	888,676
Jacobs Engineering Group, Inc.	12,146	660,621
Johnson Controls International PLC	51,991	2,254,330
L3 Technologies, Inc.	4,130	690,040
Lockheed Martin Corp.	10,926	3,033,167
Masco Corp.	12,298	469,907
Northrop Grumman Corp.	6,147	1,577,996

	Shares	Value
PACCAR, Inc.	16,691	$1,102,274
Parker-Hannifin Corp.	4,613	737,250
Pentair PLC	4,713	313,603
Quanta Services, Inc.[2]	16,251	534,983
Raytheon Co.	9,572	1,545,687
Rockwell Automation, Inc.	2,401	388,866
Rockwell Collins, Inc.	3,179	334,049
Roper Technologies, Inc.	1,105	255,841
Snap-on, Inc.	1,546	244,268
Stanley Black & Decker, Inc.	5,242	737,707
Textron, Inc.	18,506	871,633
TransDigm Group, Inc.[1]	794	213,483
United Rentals, Inc.[2]	3,588	404,403
United Technologies Corp.	30,697	3,748,411
W.W. Grainger, Inc.[1]	3,684	665,072
Xylem, Inc.	4,742	262,849
Total Capital Goods		54,115,715
Commercial & Professional Services—0.5%
Cintas Corp.	2,577	324,805
Equifax, Inc.	1,467	201,595
IHS Markit Ltd.[1,2]	4,097	180,432
Nielsen Holdings PLC	10,577	408,907
Republic Services, Inc.	9,408	599,572
Robert Half International, Inc.	6,970	334,072
Stericycle, Inc.[1,2]	2,931	223,694
Verisk Analytics, Inc.[2]	1,541	130,014
Waste Management, Inc.	11,994	879,760
Total Commercial & Professional Services		3,282,851
Consumer Durables & Apparel—1.7%
Coach, Inc.	6,275	297,058
D.R. Horton, Inc.	24,892	860,516
Garmin Ltd.[1]	3,757	191,720
Hanesbrands, Inc.[1]	17,488	405,022
Hasbro, Inc.	2,963	330,404
Leggett & Platt, Inc.	4,617	242,531
Lennar Corp., Class A	13,620	726,218
Mattel, Inc.	16,481	354,836
Michael Kors Holdings Ltd.[2]	8,307	301,129
Mohawk Industries, Inc.[2]	2,379	574,981
Newell Brands, Inc.	17,841	956,634
NIKE, Inc., Class B	41,202	2,430,918
PulteGroup, Inc.	20,913	512,996
PVH Corp.	4,969	568,951
Ralph Lauren Corp.	5,952	439,258
Under Armour, Inc., Class A1,2	7,190	156,454
Under Armour, Inc., Class C1,2	7,679	154,809
VF Corp.[1]	13,505	777,888
Whirlpool Corp.	6,816	1,306,082
Total Consumer Durables & Apparel		11,588,405
Consumer Services—1.2%
Carnival Corp.[1]	16,157	1,059,414
Chipotle Mexican Grill, Inc.[1,2]	582	242,170
Darden Restaurants, Inc.	5,000	452,200
H&R Block, Inc.	6,410	198,133
Hilton Worldwide Holdings, Inc.	10,601	655,672
Marriott International, Inc., Class A	11,532	1,156,775
McDonald’s Corp.	10,350	1,585,206
Royal Caribbean Cruises Ltd.	4,907	535,992

Schedule of Investments — continued
Oppenheimer Large Cap Revenue ETF
June 30, 2017

	Shares	Value
Consumer Services (continued)
Starbucks Corp.	23,411	$1,365,095
Wyndham Worldwide Corp.	3,571	358,564
Wynn Resorts Ltd.	2,365	317,194
Yum! Brands, Inc.	5,585	411,950
Total Consumer Services		8,338,365
Diversified Financials—5.0%
Affiliated Managers Group, Inc.	875	145,127
American Express Co.	26,692	2,248,534
Ameriprise Financial, Inc.	5,864	746,429
Bank of New York Mellon Corp. (The)	20,371	1,039,328
Berkshire Hathaway, Inc., Class B2	88,842	15,047,170
BlackRock, Inc.	1,722	727,390
Capital One Financial Corp.	21,999	1,817,557
CBOE Holdings, Inc.	607	55,480
Charles Schwab Corp. (The)	12,106	520,074
CME Group, Inc.	1,950	244,218
Discover Financial Services	11,239	698,953
E*TRADE Financial Corp.[2]	3,619	137,631
Franklin Resources, Inc.	9,219	412,919
Goldman Sachs Group, Inc. (The)	11,529	2,558,285
Intercontinental Exchange, Inc.	5,818	383,523
Invesco Ltd.	8,849	311,396
Leucadia National Corp.	28,714	751,158
Moody’s Corp.	1,992	242,387
Morgan Stanley	57,689	2,570,622
Nasdaq, Inc.	3,402	243,209
Navient Corp.	19,449	323,826
Northern Trust Corp.	3,582	348,206
Raymond James Financial, Inc.	4,890	392,276
S&P Global, Inc.	2,490	363,515
State Street Corp.	7,755	695,856
Synchrony Financial	33,779	1,007,290
T. Rowe Price Group, Inc.[1]	3,778	280,365
Total Diversified Financials		34,312,724
Energy—7.2%
Anadarko Petroleum Corp.	13,432	609,007
Apache Corp.[1]	7,729	370,451
Baker Hughes, Inc.	10,722	584,456
Cabot Oil & Gas Corp.	3,826	95,956
Chesapeake Energy Corp.[1,2]	80,801	401,581
Chevron Corp.	67,210	7,012,019
Cimarex Energy Co.	1,025	96,360
Concho Resources, Inc.[2]	1,079	131,131
ConocoPhillips	36,734	1,614,827
Devon Energy Corp.	23,897	763,987
EOG Resources, Inc.	6,338	573,716
EQT Corp.[1]	2,167	126,965
Exxon Mobil Corp.	164,114	13,248,923
Halliburton Co.	23,207	991,171
Helmerich & Payne, Inc.[1]	1,756	95,421
Hess Corp.	7,471	327,753
Kinder Morgan, Inc.	45,129	864,672
Marathon Oil Corp.	21,964	260,273
Marathon Petroleum Corp.	71,728	3,753,526
Murphy Oil Corp.[1]	5,059	129,662
National Oilwell Varco, Inc.	13,259	436,752
Newfield Exploration Co.[2]	3,507	99,809

	Shares	Value
Noble Energy, Inc.	7,949	$224,957
Occidental Petroleum Corp.	11,737	702,694
ONEOK, Inc.[1]	12,880	671,821
Phillips 66	62,048	5,130,749
Pioneer Natural Resources Co.	1,871	298,574
Range Resources Corp.[1]	4,272	98,982
Schlumberger Ltd.	26,792	1,763,985
TechnipFMC PLC[2]	24,613	669,474
Tesoro Corp.	17,833	1,669,169
Transocean Ltd.[1,2]	27,001	222,218
Valero Energy Corp.	75,427	5,088,305
Williams Cos., Inc. (The)	17,683	535,441
Total Energy		49,664,787
Food & Staples Retailing—10.0%
Costco Wholesale Corp.	42,964	6,871,232
CVS Health Corp.	143,023	11,507,631
Kroger Co. (The)	307,597	7,173,162
Sysco Corp.	62,908	3,166,160
Walgreens Boots Alliance, Inc.	90,212	7,064,502
Wal-Mart Stores, Inc.	421,814	31,922,883
Whole Foods Market, Inc.	31,420	1,323,096
Total Food & Staples Retailing		69,028,666
Food, Beverage & Tobacco—3.7%
Altria Group, Inc.	16,253	1,210,361
Archer-Daniels-Midland Co.	95,189	3,938,921
Brown-Forman Corp., Class B1	3,895	189,297
Campbell Soup Co.	8,924	465,387
Coca-Cola Co. (The)	57,579	2,582,418
Conagra Brands, Inc.	14,321	512,119
Constellation Brands, Inc., Class A	2,606	504,860
Dr Pepper Snapple Group, Inc.	4,413	402,068
General Mills, Inc.	17,146	949,888
Hershey Co. (The)	4,169	447,626
Hormel Foods Corp.	17,607	600,575
JM Smucker Co. (The)	3,741	442,673
Kellogg Co.	11,219	779,272
Kraft Heinz Co. (The)	18,366	1,572,864
McCormick & Co., Inc.	2,683	261,619
Molson Coors Brewing Co., Class B	4,904	423,411
Mondelez International, Inc., Class A	36,121	1,560,066
Monster Beverage Corp.[2]	3,872	192,361
PepsiCo, Inc.	34,404	3,973,318
Philip Morris International, Inc.	14,170	1,664,267
Reynolds American, Inc.	12,222	794,919
Tyson Foods, Inc., Class A	38,056	2,383,447
Total Food, Beverage & Tobacco		25,851,737
Health Care Equipment & Services—12.4%
Abbott Laboratories	29,656	1,441,578
Aetna, Inc.	26,888	4,082,405
Align Technology, Inc.[2]	509	76,411
AmerisourceBergen Corp.[1]	101,466	9,591,581
Anthem, Inc.	29,560	5,561,123
Baxter International, Inc.	11,343	686,705
Becton Dickinson and Co.[1]	4,113	802,487
Boston Scientific Corp.[2]	19,807	549,050
C.R. Bard, Inc.	773	244,353
Cardinal Health, Inc.	108,431	8,448,944

Schedule of Investments — continued
Oppenheimer Large Cap Revenue ETF
June 30, 2017

	Shares	Value
Health Care Equipment & Services (continued)
Centene Corp.[2]	36,605	$2,924,007
Cerner Corp.[2]	4,777	317,527
Cigna Corp.	15,378	2,574,123
Cooper Cos., Inc. (The)	540	129,287
Danaher Corp.	13,022	1,098,927
DaVita, Inc.[2]	14,508	939,538
DENTSPLY SIRONA, Inc.	3,915	253,849
Edwards Lifesciences Corp.[2]	1,755	207,511
Envision Healthcare Corp.[1,2]	5,371	336,601
Express Scripts Holding Co.[2]	101,659	6,489,911
HCA Holdings, Inc.[2]	31,899	2,781,593
Henry Schein, Inc.[2]	4,107	751,663
Hologic, Inc.[2]	4,143	188,009
Humana, Inc.	15,133	3,641,303
IDEXX Laboratories, Inc.[2]	725	117,030
Intuitive Surgical, Inc.[2]	201	188,009
Laboratory Corp. of America Holdings[2]	4,433	683,303
McKesson Corp.	77,417	12,738,193
Medtronic PLC	21,448	1,903,510
Patterson Cos., Inc.[1]	7,661	359,684
Quest Diagnostics, Inc.	4,489	498,997
Stryker Corp.	5,344	741,640
UnitedHealth Group, Inc.	67,127	12,446,688
Universal Health Services, Inc., Class B	5,477	668,632
Varian Medical Systems, Inc.[1,2]	1,851	191,005
Zimmer Biomet Holdings, Inc.	3,946	506,666
Total Health Care Equipment & Services		85,161,843
Household & Personal Products—1.1%
Church & Dwight Co., Inc.	4,207	218,259
Clorox Co. (The)	2,707	360,681
Colgate-Palmolive Co.	12,743	944,639
Coty, Inc., Class A	21,871	410,300
Estee Lauder Cos., Inc., (The), Class A	7,598	729,256
Kimberly-Clark Corp.	8,914	1,150,886
Procter & Gamble Co. (The)	46,617	4,062,672
Total Household & Personal Products		7,876,693
Insurance—4.2%
Aflac, Inc.	18,449	1,433,118
Allstate Corp. (The)	26,164	2,313,944
American International Group, Inc.	53,931	3,371,766
Aon PLC	5,300	704,635
Arthur J. Gallagher & Co.	6,215	355,809
Assurant, Inc.	4,046	419,530
Chubb Ltd.	14,022	2,038,519
Cincinnati Financial Corp.	4,858	351,962
Everest Re Group Ltd.	1,514	385,449
Hartford Financial Services Group, Inc. (The)	22,677	1,192,130
Lincoln National Corp.	12,788	864,213
Loews Corp.	17,699	828,490
Marsh & McLennan Cos., Inc.	10,692	833,548
MetLife, Inc.	73,397	4,032,431
Principal Financial Group, Inc.	12,186	780,757
Progressive Corp. (The)	34,604	1,525,691
Prudential Financial, Inc.	34,409	3,720,989
Torchmark Corp.	3,310	253,215

	Shares	Value
Travelers Cos., Inc. (The)	13,774	$1,742,824
Unum Group	15,077	703,041
Willis Towers Watson PLC[1]	3,442	500,673
XL Group Ltd.	15,865	694,887
Total Insurance		29,047,621
Materials—2.9%
Air Products & Chemicals, Inc.	3,863	552,641
Albemarle Corp.	1,656	174,774
Avery Dennison Corp.	4,619	408,181
Ball Corp.[1]	15,215	642,225
CF Industries Holdings, Inc.[1]	8,887	248,481
Dow Chemical Co. (The)	50,626	3,192,982
E.I. du Pont de Nemours & Co.	19,550	1,577,881
Eastman Chemical Co.	7,057	592,717
Ecolab, Inc.	6,322	839,246
FMC Corp.	2,607	190,441
Freeport-McMoRan, Inc.[2]	53,339	640,601
International Flavors & Fragrances, Inc.	1,498	202,230
International Paper Co.	24,649	1,395,380
LyondellBasell Industries NV, Class A	24,660	2,081,057
Martin Marietta Materials, Inc.	1,083	241,054
Monsanto Co.	7,880	932,677
Mosaic Co. (The)	20,262	462,581
Newmont Mining Corp.	13,389	433,670
Nucor Corp.	20,304	1,174,993
PPG Industries, Inc.	8,497	934,330
Praxair, Inc.	5,106	676,800
Sealed Air Corp.	8,885	397,693
Sherwin-Williams Co. (The)	2,193	769,655
Vulcan Materials Co.	1,805	228,657
WestRock Co.	15,973	905,030
Total Materials		19,895,977
Media—2.9%
CBS Corp., Class B	13,446	857,586
Charter Communications, Inc., Class A2	6,929	2,334,034
Comcast Corp., Class A	126,735	4,932,526
Discovery Communications, Inc., Class A1,2	7,938	205,039
Discovery Communications, Inc., Class C2	8,215	207,100
DISH Network Corp., Class A2	14,697	922,384
Interpublic Group of Cos., Inc. (The)[1]	20,646	507,892
News Corp., Class A	19,491	267,027
News Corp., Class B1	18,886	267,237
Omnicom Group, Inc.	11,979	993,059
Scripps Networks Interactive, Inc., Class A1	3,258	222,554
Time Warner, Inc.	19,213	1,929,177
Twenty-First Century Fox, Inc., Class A	32,816	930,005
Twenty-First Century Fox, Inc., Class B	33,213	925,646
Viacom, Inc., Class B1	23,647	793,830
Walt Disney Co. (The)	33,570	3,566,812
Total Media		19,861,908

Schedule of Investments — continued
Oppenheimer Large Cap Revenue ETF
June 30, 2017

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—3.7%
AbbVie, Inc.	23,783	$1,724,505
Agilent Technologies, Inc.	4,588	272,114
Alexion Pharmaceuticals, Inc.[2]	1,771	215,478
Allergan PLC	4,019	976,979
Amgen, Inc.	8,947	1,540,942
Biogen, Inc.[2]	2,897	786,130
Bristol-Myers Squibb Co.	23,560	1,312,763
Celgene Corp.[2]	6,191	804,025
Eli Lilly & Co.	16,844	1,386,261
Gilead Sciences, Inc.	28,758	2,035,491
Illumina, Inc.[2]	902	156,515
Incyte Corp.[2]	654	82,345
Johnson & Johnson	34,742	4,596,019
Mallinckrodt PLC[2]	5,278	236,507
Merck & Co., Inc.	40,464	2,593,338
Mettler-Toledo International, Inc.[2]	282	165,968
Mylan NV2	20,122	781,136
PerkinElmer, Inc.	2,136	145,547
Perrigo Co. PLC	4,474	337,877
Pfizer, Inc.	102,624	3,447,140
Regeneron Pharmaceuticals, Inc.[2]	676	332,011
Thermo Fisher Scientific, Inc.	6,895	1,202,971
Vertex Pharmaceuticals, Inc.[2]	1,045	134,669
Waters Corp.[2]	760	139,719
Zoetis, Inc.	5,119	319,323
Total Pharmaceuticals, Biotechnology & Life Sciences		25,725,773
Real Estate—0.9%
Alexandria Real Estate Equities, Inc.	517	62,283
American Tower Corp.	2,993	396,034
Apartment Investment & Management Co., Class A	1,437	61,748
AvalonBay Communities, Inc.	691	132,789
Boston Properties, Inc.	1,275	156,850
CBRE Group, Inc., Class A2	24,099	877,204
Crown Castle International Corp.	2,530	253,455
Digital Realty Trust, Inc.	1,197	135,201
Equinix, Inc.	549	235,609
Equity Residential	2,341	154,108
Essex Property Trust, Inc.	337	86,700
Extra Space Storage, Inc.	899	70,122
Federal Realty Investment Trust	403	50,935
GGP, Inc.	6,887	162,258
HCP, Inc.	4,678	149,509
Host Hotels & Resorts, Inc.	18,831	344,042
Iron Mountain, Inc.	6,846	235,229
Kimco Realty Corp.	4,469	82,006
Macerich Co. (The)	1,178	68,395
Mid-America Apartment Communities, Inc.	721	75,979
Prologis, Inc.	3,020	177,093
Public Storage	815	169,952
Realty Income Corp.	1,275	70,354
Regency Centers Corp.	716	44,850
Simon Property Group, Inc.	2,305	372,857
SL Green Realty Corp.	1,086	114,899
UDR, Inc.	1,656	64,534
Ventas, Inc.	3,235	224,768

	Shares	Value
Vornado Realty Trust	1,821	$170,992
Welltower, Inc.	3,665	274,325
Weyerhaeuser Co.	12,673	424,546
Total Real Estate		5,899,626
Retailing—7.1%
Advance Auto Parts, Inc.[1]	4,634	540,278
Amazon.com, Inc.[2]	9,490	9,186,320
AutoNation, Inc.[1,2]	32,536	1,371,718
AutoZone, Inc.[2]	1,129	644,049
Bed Bath & Beyond, Inc.[1]	21,834	663,754
Best Buy Co., Inc.	44,456	2,548,663
CarMax, Inc.[1,2]	17,326	1,092,578
Dollar General Corp.	19,484	1,404,602
Dollar Tree, Inc.[2]	18,276	1,277,858
Expedia, Inc.[1]	3,981	592,970
Foot Locker, Inc.	9,498	468,061
Gap, Inc. (The)	43,069	947,087
Genuine Parts Co.	10,482	972,310
Home Depot, Inc. (The)	38,630	5,925,842
Kohl’s Corp.[1]	32,110	1,241,694
L Brands, Inc.	15,453	832,762
LKQ Corp.[2]	17,734	584,335
Lowe’s Cos., Inc.	51,816	4,017,294
Macy’s, Inc.	72,715	1,689,897
Netflix, Inc.[2]	4,010	599,134
Nordstrom, Inc.[1]	20,108	961,766
O’Reilly Automotive, Inc.[1,2]	2,376	519,726
Priceline Group, Inc. (The)[2]	389	727,632
Ross Stores, Inc.	13,550	782,242
Signet Jewelers Ltd.[1]	6,847	433,004
Staples, Inc.	129,885	1,307,942
Target Corp.	80,105	4,188,690
Tiffany & Co.	2,818	264,526
TJX Cos., Inc. (The)	29,314	2,115,591
Tractor Supply Co.	7,909	428,747
TripAdvisor, Inc.[1,2]	2,532	96,722
Ulta Beauty, Inc.[2]	1,052	302,282
Total Retailing		48,730,076
Semiconductors & Semiconductor Equipment—1.6%
Advanced Micro Devices, Inc.[1,2]	24,662	307,782
Analog Devices, Inc.	2,919	227,098
Applied Materials, Inc.	17,576	726,065
Broadcom Ltd.	4,201	979,043
Intel Corp.	109,683	3,700,704
KLA-Tencor Corp.	2,276	208,277
Lam Research Corp.	3,110	439,847
Microchip Technology, Inc.[1]	2,675	206,457
Micron Technology, Inc.[2]	30,868	921,718
NVIDIA Corp.	2,905	419,947
Qorvo, Inc.[1,2]	2,709	171,534
QUALCOMM, Inc.	27,244	1,504,414
Skyworks Solutions, Inc.	2,099	201,399
Texas Instruments, Inc.	11,009	846,922
Xilinx, Inc.	2,320	149,222
Total Semiconductors & Semiconductor Equipment		11,010,429

Schedule of Investments — continued
Oppenheimer Large Cap Revenue ETF
June 30, 2017

	Shares	Value
Software & Services—5.1%
Accenture PLC, Class A	17,995	$2,225,622
Activision Blizzard, Inc.	7,485	430,911
Adobe Systems, Inc.[2]	2,867	405,508
Akamai Technologies, Inc.[2]	3,098	154,311
Alliance Data Systems Corp.	1,958	502,599
Alphabet, Inc., Class A2	3,160	2,937,789
Alphabet, Inc., Class C2	3,220	2,926,111
ANSYS, Inc.[2]	536	65,220
Autodesk, Inc.[2]	1,230	124,009
Automatic Data Processing, Inc.	7,650	783,819
CA, Inc.	8,115	279,724
Citrix Systems, Inc.[2]	2,628	209,136
Cognizant Technology Solutions Corp., Class A	13,334	885,378
CSRA, Inc.	9,865	313,214
DXC Technology Co.	6,523	500,445
eBay, Inc.[2]	17,016	594,199
Electronic Arts, Inc.[2]	2,814	297,496
Facebook, Inc., Class A2	12,944	1,954,285
Fidelity National Information Services, Inc.	6,930	591,822
Fiserv, Inc.[2]	2,842	347,690
Gartner, Inc.[2]	1,311	161,922
Global Payments, Inc.	2,512	226,884
International Business Machines Corp.	32,939	5,067,006
Intuit, Inc.	2,218	294,573
Mastercard, Inc., Class A	5,835	708,661
Microsoft Corp.	79,920	5,508,886
Oracle Corp.	53,625	2,688,757
Paychex, Inc.	3,274	186,422
PayPal Holdings, Inc.[2]	13,791	740,163
Red Hat, Inc.[2]	1,752	167,754
salesforce.com, Inc.[2]	6,228	539,345
Symantec Corp.	9,061	255,973
Synopsys, Inc.[2]	2,165	157,893
Total System Services, Inc.	4,965	289,211
VeriSign, Inc.[1,2]	800	74,368
Visa, Inc., Class A1	11,441	1,072,937
Western Union Co. (The)	18,308	348,767
Total Software & Services		35,018,810
Technology Hardware & Equipment—4.1%
Amphenol Corp., Class A	5,387	397,668
Apple, Inc.	97,832	14,089,765
Cisco Systems, Inc.	98,491	3,082,768
Corning, Inc.	21,172	636,219
F5 Networks, Inc.[2]	1,017	129,220
FLIR Systems, Inc.	3,031	105,054
Harris Corp.	3,665	399,778
Hewlett Packard Enterprise Co.	127,958	2,122,823
HP, Inc.	150,456	2,629,971
Juniper Networks, Inc.	11,344	316,271
Motorola Solutions, Inc.	4,642	402,647
NetApp, Inc.	9,136	365,897
Seagate Technology PLC[1]	16,965	657,394
TE Connectivity Ltd.	10,350	814,338
Western Digital Corp.	13,015	1,153,129
Xerox Corp.	23,715	681,332
Total Technology Hardware & Equipment		27,984,274

	Shares	Value
Telecommunication Services—2.8%
AT&T, Inc.	267,991	$10,111,300
CenturyLink, Inc.[1]	41,093	981,301
Level 3 Communications, Inc.[2]	8,201	486,319
Verizon Communications, Inc.	169,721	7,579,740
Total Telecommunication Services		19,158,660
Transportation—3.1%
Alaska Air Group, Inc.	4,585	411,550
American Airlines Group, Inc.[1]	52,595	2,646,580
C.H. Robinson Worldwide, Inc.[1]	12,416	852,731
CSX Corp.	13,589	741,416
Delta Air Lines, Inc.	49,112	2,639,279
Expeditors International of Washington, Inc.[1]	6,961	393,157
FedEx Corp.	17,519	3,807,404
JB Hunt Transport Services, Inc.	4,722	431,496
Kansas City Southern	1,501	157,080
Norfolk Southern Corp.	5,437	661,683
Southwest Airlines Co.	21,829	1,356,454
Union Pacific Corp.	11,712	1,275,554
United Continental Holdings, Inc.[2]	30,457	2,291,889
United Parcel Service, Inc., Class B	35,891	3,969,186
Total Transportation		21,635,459
Utilities—2.7%
AES Corp.	44,173	490,762
Alliant Energy Corp.	5,119	205,630
Ameren Corp.	6,979	381,542
American Electric Power Co., Inc.	14,445	1,003,494
American Water Works Co., Inc.	2,589	201,813
CenterPoint Energy, Inc.	18,517	506,996
CMS Energy Corp.	8,564	396,085
Consolidated Edison, Inc.[1]	9,239	746,696
Dominion Energy, Inc.[1]	9,742	746,530
DTE Energy Co.	6,547	692,607
Duke Energy Corp.	16,838	1,407,488
Edison International	9,289	726,307
Entergy Corp.	8,661	664,905
Eversource Energy	7,865	477,484
Exelon Corp.	56,584	2,040,985
FirstEnergy Corp.	30,594	892,121
NextEra Energy, Inc.	7,357	1,030,936
NiSource, Inc.	11,439	290,093
NRG Energy, Inc.	15,761	271,404
PG&E Corp.	16,653	1,105,260
Pinnacle West Capital Corp.	2,527	215,199
PPL Corp.	12,108	468,095
Public Service Enterprise Group, Inc.	13,344	573,926
SCANA Corp.	3,869	259,262
Sempra Energy	5,897	664,887
Southern Co. (The)	26,839	1,285,051
WEC Energy Group, Inc.[1]	7,601	466,549
Xcel Energy, Inc.	15,183	696,596
Total Utilities		18,908,703
Total Common Stocks (Cost $596,332,108)		687,531,254

Schedule of Investments — continued
Oppenheimer Large Cap Revenue ETF
June 30, 2017

	Shares	Value
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—1.2%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 0.91%[3] (Cost $8,514,926)	8,514,926	$8,514,926
Total Investments—100.9% (Cost $604,847,034)		696,046,180
Liabilities in Excess of Other Assets—(0.9)%		(6,542,060)
Net Assets—100.0%		$689,504,120

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $33,457,428; total value of the collateral held by the fund was $34,220,055. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $25,705,129 (Note 4).
[2]	Non-income producing security.
[3]	Rate shown represents annualized 7-day yield as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Oppenheimer Mid Cap Revenue ETF
June 30, 2017

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—1.3%
Cooper Tire & Rubber Co.[1]	21,080	$760,988
Dana, Inc.	70,639	1,577,369
Gentex Corp.	23,666	448,944
Thor Industries, Inc.[1]	14,427	1,507,910
Total Automobiles & Components		4,295,211
Banks—2.5%
Associated Banc-Corp.	11,849	298,595
BancorpSouth, Inc.	6,581	200,721
Bank of Hawaii Corp.[1]	2,085	172,992
Bank of the Ozarks	4,625	216,774
Cathay General Bancorp	3,593	136,354
Chemical Financial Corp.	3,207	155,251
Commerce Bancshares, Inc.[1]	5,462	310,405
Cullen/Frost Bankers, Inc.	3,022	283,796
East West Bancorp, Inc.	5,942	348,082
F.N.B. Corp.	16,836	238,398
First Horizon National Corp.	20,240	352,581
Fulton Financial Corp.	10,971	208,449
Hancock Holding Co.	5,316	260,484
Home BancShares, Inc.[1]	4,988	124,201
International Bancshares Corp.	3,912	137,116
MB Financial, Inc.	5,659	249,222
New York Community Bancorp, Inc.[1]	34,773	456,570
PacWest Bancorp	5,934	277,118
Pinnacle Financial Partners, Inc.	1,990	124,972
Prosperity Bancshares, Inc.	3,038	195,161
Signature Bank[2]	2,477	355,524
SVB Financial Group[2]	2,467	433,674
Synovus Financial Corp.	7,855	347,505
TCF Financial Corp.	22,630	360,722
Texas Capital Bancshares, Inc.[1,2]	2,606	201,704
Trustmark Corp.	4,640	149,222
UMB Financial Corp.	3,548	265,603
Umpqua Holdings Corp.	16,991	311,955
United Bankshares, Inc.[1]	3,195	125,244
Valley National Bancorp[1]	19,394	229,043
Washington Federal, Inc.	4,470	148,404
Webster Financial Corp.	5,376	280,735
Wintrust Financial Corp.	3,906	298,575
Total Banks		8,255,152
Capital Goods—10.7%
A.O. Smith Corp.	12,731	717,137
AECOM[1,2]	139,530	4,511,005
AGCO Corp.	28,746	1,937,193
Carlisle Cos., Inc.	10,145	967,833
Crane Co.	9,090	721,564
Curtiss-Wright Corp.	5,990	549,762
Donaldson Co., Inc.	12,610	574,259
Dycom Industries, Inc.[1,2]	8,578	767,903
EMCOR Group, Inc.	30,567	1,998,470
EnerSys	8,052	583,367
Esterline Technologies Corp.[1,2]	5,349	507,085
GATX Corp.[1]	5,609	360,490
Graco, Inc.	3,158	345,106
Granite Construction, Inc.	13,196	636,575
Hubbell, Inc.	7,682	869,372

	Shares	Value
Huntington Ingalls Industries, Inc.	9,342	$1,739,107
IDEX Corp.	4,965	561,095
ITT, Inc.	15,834	636,210
KBR, Inc.[1]	76,658	1,166,735
Kennametal, Inc.	12,800	478,976
KLX, Inc.[1,2]	7,657	382,850
Lennox International, Inc.	5,141	944,093
Lincoln Electric Holdings, Inc.	6,297	579,891
MSC Industrial Direct Co., Inc., Class A	8,858	761,434
Nordson Corp.	4,064	493,045
NOW, Inc.[1,2]	32,710	525,977
Orbital ATK, Inc.	11,676	1,148,451
Oshkosh Corp.	24,397	1,680,465
Regal Beloit Corp.	10,233	834,501
Teledyne Technologies, Inc.[2]	4,305	549,533
Terex Corp.[1]	31,847	1,194,263
Timken Co. (The)	15,226	704,203
Toro Co. (The)	8,775	608,020
Trinity Industries, Inc.	41,490	1,162,965
Valmont Industries, Inc.	4,379	655,098
Wabtec Corp.[1]	9,063	829,265
Watsco, Inc.[1]	7,333	1,130,749
Woodward, Inc.	7,718	521,582
Total Capital Goods		35,335,629
Commercial & Professional Services—3.2%
Clean Harbors, Inc.[2]	12,805	714,903
Copart, Inc.[1,2]	11,335	360,340
Deluxe Corp.[1]	6,840	473,465
Dun & Bradstreet Corp. (The)	4,199	454,122
FTI Consulting, Inc.[2]	13,326	465,877
Herman Miller, Inc.[1]	18,940	575,776
HNI Corp.[1]	14,080	561,370
Manpowergroup, Inc.	48,228	5,384,656
MSA Safety, Inc.	3,644	295,783
Pitney Bowes, Inc.	57,445	867,419
Rollins, Inc.[1]	9,555	388,984
Total Commercial & Professional Services		10,542,695
Consumer Durables & Apparel—4.1%
Brunswick Corp.	19,554	1,226,623
CalAtlantic Group, Inc.[1]	48,920	1,729,322
Carter’s, Inc.	9,525	847,249
Deckers Outdoor Corp.[1,2]	6,743	460,277
Helen of Troy Ltd.[2]	4,254	400,301
Kate Spade & Co.[2]	19,347	357,726
KB Home[1]	44,651	1,070,285
NVR, Inc.[1,2]	635	1,530,737
Polaris Industries, Inc.[1]	13,955	1,287,070
Skechers U.S.A., Inc., Class A1,2	34,006	1,003,177
Tempur Sealy International, Inc.[1,2]	16,670	890,011
Toll Brothers, Inc.	37,227	1,470,839
TRI Pointe Group, Inc.[1,2]	49,473	652,549
Tupperware Brands Corp.[1]	7,993	561,348
Total Consumer Durables & Apparel		13,487,514
Consumer Services—2.6%
Adtalem Global Education, Inc.[1]	12,729	483,066
Brinker International, Inc.[1]	22,564	859,688
Buffalo Wild Wings, Inc.[1,2]	3,725	471,957

Schedule of Investments — continued
Oppenheimer Mid Cap Revenue ETF
June 30, 2017

	Shares	Value
Consumer Services (continued)
Cheesecake Factory, Inc. (The)[1]	11,301	$568,440
Churchill Downs, Inc.[1]	1,894	347,170
Cracker Barrel Old Country Store, Inc.[1]	4,643	776,542
Domino’s Pizza, Inc.	3,168	670,127
Dunkin’ Brands Group, Inc.[1]	3,829	211,054
Graham Holdings Co., Class B	1,073	643,424
International Speedway Corp., Class A	4,772	179,189
Jack in the Box, Inc.	3,964	390,454
Panera Bread Co., Class A2	2,342	736,887
Papa John’s International, Inc.[1]	5,763	413,553
Service Corp. International	24,479	818,823
Sotheby’s1,2	4,513	242,213
Texas Roadhouse, Inc.	10,721	546,235
Wendy’s Co. (The)[1]	22,954	356,017
Total Consumer Services		8,714,839
Diversified Financials—1.1%
Eaton Vance Corp.	7,330	346,856
FactSet Research Systems, Inc.[1]	1,775	294,970
Federated Investors, Inc., Class B1	10,749	303,659
Janus Henderson Group PLC[2]	7,474	247,464
Legg Mason, Inc.	19,031	726,223
MarketAxess Holdings, Inc.	482	96,930
MSCI, Inc.	2,877	296,302
SEI Investments Co.	6,841	367,909
SLM Corp.[2]	29,846	343,229
Stifel Financial Corp.[2]	15,216	699,632
Total Diversified Financials		3,723,174
Energy—6.8%
CONSOL Energy, Inc.[1,2]	35,839	535,435
Diamond Offshore Drilling, Inc.[1,2]	32,992	357,303
Dril-Quip, Inc.[1,2]	2,537	123,806
Energen Corp.[1,2]	3,367	166,229
Ensco PLC, Class A1	111,352	574,576
Gulfport Energy Corp.[1,2]	11,122	164,049
HollyFrontier Corp.[1]	117,942	3,239,867
Matador Resources Co.[1,2]	3,069	65,585
Nabors Industries Ltd.	70,286	572,128
Oceaneering International, Inc.[1]	22,383	511,228
Oil States International, Inc.[1,2]	6,243	169,497
Patterson-UTI Energy, Inc.	12,347	249,286
PBF Energy, Inc., Class A1	218,915	4,873,048
QEP Resources, Inc.[2]	44,354	447,975
Rowan Cos. PLC, Class A2	33,721	345,303
SM Energy Co.[1]	21,367	353,197
Southwestern Energy Co.[1,2]	110,814	673,749
Superior Energy Services, Inc.[1,2]	36,801	383,834
World Fuel Services Corp.	218,523	8,402,209
WPX Energy, Inc.[2]	26,551	256,483
Total Energy		22,464,787
Food & Staples Retailing—1.5%
Casey’s General Stores, Inc.[1]	17,267	1,849,468
Sprouts Farmers Market, Inc.[1,2]	48,271	1,094,304
United Natural Foods, Inc.[1,2]	58,727	2,155,281
Total Food & Staples Retailing		5,099,053

	Shares	Value
Food, Beverage & Tobacco—3.1%
Boston Beer Co., Inc. (The), Class A1,2	1,707	$225,580
Dean Foods Co.[1]	111,781	1,900,277
Flowers Foods, Inc.[1]	55,445	959,753
Hain Celestial Group, Inc. (The)[2]	22,114	858,465
Ingredion, Inc.	13,161	1,568,923
Lamb Weston Holdings, Inc.	17,785	783,251
Lancaster Colony Corp.	2,411	295,637
Post Holdings, Inc.[1,2]	15,686	1,218,018
Snyder’s-Lance, Inc.[1]	15,558	538,618
Tootsie Roll Industries, Inc.[1]	3,769	131,350
TreeHouse Foods, Inc.[1,2]	21,130	1,726,110
Total Food, Beverage & Tobacco		10,205,982
Health Care Equipment & Services—8.1%
ABIOMED, Inc.[2]	808	115,787
Acadia Healthcare Co., Inc.[1,2]	16,230	801,438
Allscripts Healthcare Solutions, Inc.[1,2]	33,645	429,310
Globus Medical, Inc., Class A1,2	4,603	152,590
Halyard Health, Inc.[2]	10,703	420,414
HealthSouth Corp.	20,318	983,391
Hill-Rom Holdings, Inc.	8,807	701,125
LifePoint Health, Inc.[1,2]	25,986	1,744,960
LivaNova PLC[1,2]	5,150	315,232
Masimo Corp.[2]	2,025	184,640
Medidata Solutions, Inc.[2]	2,696	210,827
MEDNAX, Inc.[1,2]	15,106	911,949
Molina Healthcare, Inc.[1,2]	69,652	4,818,525
NuVasive, Inc.[1,2]	3,270	251,528
Owens & Minor, Inc.	78,002	2,510,884
ResMed, Inc.[1]	6,907	537,848
STERIS PLC	8,384	683,296
Teleflex, Inc.	2,505	520,439
Tenet Healthcare Corp.[1,2]	274,403	5,306,954
VCA, Inc.[2]	7,385	681,709
WellCare Health Plans, Inc.[2]	21,922	3,936,314
West Pharmaceutical Services, Inc.	4,131	390,462
Total Health Care Equipment & Services		26,609,622
Household & Personal Products—1.0%
Avon Products, Inc.[1,2]	415,939	1,580,568
Edgewell Personal Care Co.[1,2]	7,970	605,879
Energizer Holdings, Inc.	8,671	416,382
Nu Skin Enterprises, Inc., Class A1	9,872	620,357
Total Household & Personal Products		3,223,186
Insurance—5.9%
Alleghany Corp.[2]	2,663	1,583,952
American Financial Group, Inc.	16,685	1,657,988
Aspen Insurance Holdings Ltd.	14,218	708,767
Brown & Brown, Inc.	10,464	450,685
CNO Financial Group, Inc.	51,543	1,076,218
First American Financial Corp.	33,195	1,483,485
Genworth Financial, Inc., Class A1,2	607,427	2,290,000
Hanover Insurance Group, Inc. (The)	14,585	1,292,669
Kemper Corp.[1]	16,329	630,299
Mercury General Corp.	15,050	812,700
Old Republic International Corp.	74,936	1,463,500

Schedule of Investments — continued
Oppenheimer Mid Cap Revenue ETF
June 30, 2017

	Shares	Value
Insurance (continued)
Primerica, Inc.[1]	5,403	$409,277
Reinsurance Group of America, Inc.	24,393	3,131,817
RenaissanceRe Holdings Ltd.	3,240	450,522
W.R. Berkley Corp.	28,334	1,959,863
Total Insurance		19,401,742
Materials—9.7%
Allegheny Technologies, Inc.[1]	51,811	881,305
AptarGroup, Inc.[1]	7,062	613,405
Ashland Global Holdings, Inc.[1]	19,891	1,311,016
Bemis Co., Inc.	22,923	1,060,189
Cabot Corp.	12,206	652,166
Carpenter Technology Corp.	12,335	461,699
Chemours Co. (The)	38,787	1,470,803
Commercial Metals Co.	65,235	1,267,516
Compass Minerals International, Inc.[1]	4,697	306,714
Domtar Corp.	35,909	1,379,624
Eagle Materials, Inc.	3,354	309,977
Greif, Inc., Class A1	15,829	882,942
Louisiana-Pacific Corp.[2]	25,191	607,355
Minerals Technologies, Inc.	5,846	427,927
NewMarket Corp.	1,160	534,157
Olin Corp.	51,302	1,553,424
Owens-Illinois, Inc.[2]	76,403	1,827,560
Packaging Corp. of America	14,585	1,624,623
PolyOne Corp.	23,636	915,659
Reliance Steel & Aluminum Co.	32,053	2,333,779
Royal Gold, Inc.	1,464	114,441
RPM International, Inc.[1]	22,865	1,247,286
Scotts Miracle-Gro Co., (The)[1]	8,348	746,812
Sensient Technologies Corp.	4,382	352,882
Silgan Holdings, Inc.[1]	29,733	944,915
Sonoco Products Co.	24,222	1,245,495
Steel Dynamics, Inc.	66,241	2,372,090
United States Steel Corp.[1]	135,950	3,009,933
Valvoline, Inc.[1]	21,987	521,532
Worthington Industries, Inc.	17,083	857,908
Total Materials		31,835,134
Media—1.8%
AMC Networks, Inc., Class A1,2	12,892	688,562
Cable One, Inc.	300	213,270
Cinemark Holdings, Inc.[1]	19,034	739,471
John Wiley & Sons, Inc., Class A	8,359	440,937
Live Nation Entertainment, Inc.[2]	61,520	2,143,972
Meredith Corp.[1]	7,514	446,707
New York Times Co., (The), Class A	23,121	409,242
TEGNA, Inc.[1]	57,743	832,076
Total Media		5,914,237
Pharmaceuticals, Biotechnology & Life Sciences—1.5%
Akorn, Inc.[2]	8,542	286,499
Bio-Rad Laboratories, Inc., Class A2	2,469	558,759
Bio-Techne Corp.	1,268	148,990
Bioverativ, Inc.[2]	4,402	264,868
Catalent, Inc.[2]	13,949	489,610
Charles River Laboratories International, Inc.[2]	4,831	488,656

	Shares	Value
Endo International PLC[2]	98,091	$1,095,677
INC Research Holdings, Inc., Class A2	6,869	401,837
PAREXEL International Corp.[2]	7,606	661,037
Prestige Brands Holdings, Inc.[2]	4,362	230,357
United Therapeutics Corp.[2]	3,181	412,671
Total Pharmaceuticals, Biotechnology & Life Sciences		5,038,961
Real Estate—2.8%
Alexander & Baldwin, Inc.	2,389	98,857
American Campus Communities, Inc.	4,226	199,890
Camden Property Trust	2,631	224,977
Care Capital Properties, Inc.	3,452	92,168
CoreCivic, Inc.	16,545	456,311
Corporate Office Properties Trust	4,196	146,986
Cousins Properties, Inc.	9,875	86,801
CyrusOne, Inc.	2,526	140,824
DCT Industrial Trust, Inc.	1,920	102,605
Douglas Emmett, Inc.	5,200	198,692
Duke Realty Corp.	8,348	233,327
Education Realty Trust, Inc.[1]	1,993	77,229
EPR Properties	1,729	124,263
First Industrial Realty Trust, Inc.	3,337	95,505
GEO Group, Inc. (The)	18,721	553,580
Healthcare Realty Trust, Inc.	3,040	103,816
Highwoods Properties, Inc.	3,343	169,523
Hospitality Properties Trust	17,774	518,112
Jones Lang LaSalle, Inc.	15,311	1,913,875
Kilroy Realty Corp.	2,300	172,845
Lamar Advertising Co., Class A	5,440	400,221
LaSalle Hotel Properties	10,309	307,208
Liberty Property Trust	4,670	190,116
Life Storage, Inc.[1]	1,706	126,415
Mack-Cali Realty Corp.	5,802	157,466
Medical Properties Trust, Inc.	11,126	143,192
National Retail Properties, Inc.	3,597	140,643
Omega Healthcare Investors, Inc.[1]	7,359	242,994
Potlatch Corp.	3,426	156,568
Quality Care Properties, Inc.[2]	6,680	122,311
Rayonier, Inc.	7,570	217,789
Senior Housing Properties Trust	12,908	263,839
Tanger Factory Outlet Centers, Inc.[1]	4,745	123,275
Taubman Centers, Inc.[1]	3,031	180,496
Uniti Group, Inc.	7,787	195,765
Urban Edge Properties	3,831	90,910
Washington Prime Group, Inc.	26,276	219,930
Weingarten Realty Investors	4,752	143,035
Total Real Estate		9,132,359
Retailing—6.9%
Aaron’s, Inc.	21,299	828,531
American Eagle Outfitters, Inc.	81,864	986,461
Big Lots, Inc.[1]	27,670	1,336,461
Cabela’s, Inc.[1,2]	19,818	1,177,586
Chico’s FAS, Inc.[1]	69,207	651,930
Dick’s Sporting Goods, Inc.[1]	50,764	2,021,930
Dillard’s, Inc., Class A	29,837	1,721,297
GameStop Corp., Class A1	105,395	2,277,586
HSN, Inc.	28,702	915,594

Schedule of Investments — continued
Oppenheimer Mid Cap Revenue ETF
June 30, 2017

	Shares	Value
Retailing (continued)
Michaels Cos., Inc. (The)[2]	72,849	$1,349,163
Murphy USA, Inc.[1,2]	37,614	2,787,574
Office Depot, Inc.	469,983	2,650,704
Pool Corp.	5,533	650,515
Sally Beauty Holdings, Inc.[1,2]	52,396	1,061,019
Urban Outfitters, Inc.[1,2]	50,795	941,739
Williams-Sonoma, Inc.[1]	27,021	1,310,518
Total Retailing		22,668,608
Semiconductors & Semiconductor Equipment—1.3%
Cirrus Logic, Inc.[1,2]	6,337	397,457
Cree, Inc.[1,2]	16,004	394,499
Cypress Semiconductor Corp.[1]	39,539	539,707
First Solar, Inc.[1,2]	21,736	866,832
Integrated Device Technology, Inc.[2]	7,737	199,537
Microsemi Corp.[2]	9,498	444,506
Monolithic Power Systems, Inc.	1,089	104,980
Silicon Laboratories, Inc.[2]	2,604	177,983
Synaptics, Inc.[1,2]	7,916	409,336
Teradyne, Inc.	14,441	433,663
Versum Materials, Inc.	8,670	281,775
Total Semiconductors & Semiconductor Equipment		4,250,275
Software & Services—4.7%
ACI Worldwide, Inc.[2]	11,590	259,268
Acxiom Corp.[2]	8,576	222,804
Blackbaud, Inc.	27,258	2,337,373
Broadridge Financial Solutions, Inc.	12,919	976,160
Cadence Design Systems, Inc.[2]	14,010	469,195
Cars.com, Inc.[1,2]	8,780	233,811
CDK Global, Inc.	9,311	577,841
CommVault Systems, Inc.[2]	2,993	168,955
Convergys Corp.	31,120	740,034
CoreLogic, Inc.[2]	11,723	508,544
DST Systems, Inc.	6,809	420,115
Fair Isaac Corp.[1]	1,776	247,592
Fortinet, Inc.[2]	9,172	343,400
j2 Global, Inc.[1]	2,759	234,763
Jack Henry & Associates, Inc.[1]	3,513	364,895
Leidos Holdings, Inc.	39,187	2,025,576
LogMeIn, Inc.	1,058	110,561
Manhattan Associates, Inc.[2]	3,310	159,079
MAXIMUS, Inc.	9,941	622,605
NeuStar, Inc., Class A1,2	9,453	315,258
PTC, Inc.[2]	5,204	286,844
Sabre Corp.[1]	39,467	859,197
Science Applications International Corp.	15,724	1,091,560
Take-Two Interactive Software, Inc.[1,2]	6,243	458,111
Teradata Corp.[1,2]	20,774	612,625
Tyler Technologies, Inc.[1,2]	1,190	209,047
Ultimate Software Group, Inc. (The)[1,2]	1,025	215,312
WebMD Health Corp.[2]	3,100	181,815
WEX, Inc.[1,2]	2,700	281,529
Total Software & Services		15,533,869

	Shares	Value
Technology Hardware & Equipment—12.0%
3D Systems Corp.[1,2]	7,909	$147,898
ARRIS International PLC[1,2]	59,802	1,675,652
Arrow Electronics, Inc.[2]	81,603	6,399,307
Avnet, Inc.	129,145	5,021,158
Belden, Inc.	7,947	599,442
Brocade Communications Systems, Inc.	48,307	609,151
Ciena Corp.[1,2]	26,818	670,986
Cognex Corp.	1,619	137,453
Coherent, Inc.[2]	1,369	308,011
Diebold Nixdorf, Inc.[1]	38,407	1,075,396
InterDigital, Inc.	2,114	163,412
IPG Photonics Corp.[1,2]	2,036	295,424
Jabil, Inc.	160,904	4,696,788
Keysight Technologies, Inc.[2]	20,692	805,540
Knowles Corp.[1,2]	12,851	217,439
Littelfuse, Inc.[1]	1,784	294,360
National Instruments Corp.[1]	8,283	333,142
NCR Corp.[2]	43,434	1,773,845
NetScout Systems, Inc.[1,2]	8,443	290,439
Plantronics, Inc.	4,192	219,284
SYNNEX Corp.	31,605	3,791,336
Tech Data Corp.[1,2]	69,654	7,035,054
Trimble, Inc.[2]	17,066	608,744
VeriFone Systems, Inc.[2]	28,513	516,085
ViaSat, Inc.[1,2]	5,962	394,685
Vishay Intertechnology, Inc.[1]	36,619	607,875
Zebra Technologies Corp., Class A2	8,921	896,739
Total Technology Hardware & Equipment		39,584,645
Telecommunication Services—1.1%
Frontier Communications Corp.[1]	1,932,642	2,241,865
Telephone & Data Systems, Inc.[1]	47,326	1,313,296
Total Telecommunication Services		3,555,161
Transportation—2.9%
Avis Budget Group, Inc.[1,2]	97,741	2,665,397
Genesee & Wyoming, Inc., Class A1,2	7,895	539,939
JetBlue Airways Corp.[2]	74,413	1,698,849
Kirby Corp.[1,2]	7,270	485,999
Landstar System, Inc.	9,530	815,768
Old Dominion Freight Line, Inc.	8,362	796,397
Ryder System, Inc.	26,765	1,926,545
Werner Enterprises, Inc.	17,824	523,134
Total Transportation		9,452,028
Utilities—3.2%
Aqua America, Inc.	6,173	205,561
Atmos Energy Corp.	9,389	778,818
Black Hills Corp.[1]	6,124	413,186
Great Plains Energy, Inc.	23,287	681,843
Hawaiian Electric Industries, Inc.[1]	18,737	606,704
IDACORP, Inc.[1]	3,700	315,795
MDU Resources Group, Inc.	40,347	1,057,091
National Fuel Gas Co.	6,992	390,433
New Jersey Resources Corp.	13,057	518,363
NorthWestern Corp.	5,325	324,932
OGE Energy Corp.	16,436	571,808
ONE Gas, Inc.	5,295	369,644

Schedule of Investments — continued
Oppenheimer Mid Cap Revenue ETF
June 30, 2017

	Shares	Value
Utilities (continued)
PNM Resources, Inc.[1]	9,107	$348,343
Southwest Gas Holdings, Inc.	8,018	585,795
UGI Corp.	30,434	1,473,310
Vectren Corp.	10,481	612,510
Westar Energy, Inc.	12,398	657,342
WGL Holdings, Inc.	7,257	605,452
Total Utilities		10,516,930
Total Common Stocks (Cost $289,437,218)		$328,840,793

	Shares	Value
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—15.2%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 0.91%[3] (Cost $49,958,289)	49,958,289	$49,958,289
Total Investments—115.0% (Cost $339,395,507)		378,799,082
Liabilities in Excess of Other Assets—(15.0)%		(49,297,542)
Net Assets—100.0%		$329,501,540

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $99,887,453; total value of the collateral held by the fund was $102,589,175. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $52,630,886 (Note 4).
[2]	Non-income producing security.
[3]	Rate shown represents annualized 7-day yield as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Oppenheimer Small Cap Revenue ETF
June 30, 2017

	Shares	Value
COMMON STOCKS—99.8%
Automobiles & Components—2.0%
American Axle & Manufacturing Holdings, Inc.[1,2]	190,657	$2,974,249
Cooper-Standard Holding, Inc.[1,2]	24,027	2,423,603
Dorman Products, Inc.[1,2]	8,063	667,374
Fox Factory Holding Corp.[2]	9,728	346,317
Gentherm, Inc.[1,2]	18,062	700,806
LCI Industries[1]	13,085	1,339,904
Motorcar Parts of America, Inc.[1,2]	11,144	314,707
Standard Motor Products, Inc.	16,055	838,392
Superior Industries International, Inc.	27,316	561,344
Winnebago Industries, Inc.	29,222	1,022,770
Total Automobiles & Components		11,189,466
Banks—2.3%
Ameris Bancorp	5,469	263,606
Astoria Financial Corp.	18,082	364,352
Banc of California, Inc.[1]	21,304	458,036
Bank Mutual Corp.	8,790	80,428
Banner Corp.	6,167	348,497
BofI Holding, Inc.[1,2]	14,312	339,481
Boston Private Financial Holdings, Inc.	18,288	280,721
Brookline Bancorp, Inc.	13,780	201,188
Central Pacific Financial Corp.	4,757	149,703
City Holding Co.	2,188	144,124
Columbia Banking System, Inc.	7,887	314,297
Community Bank System, Inc.	5,700	317,889
Customers Bancorp, Inc.[2]	8,912	252,031
CVB Financial Corp.	10,044	225,287
Dime Community Bancshares, Inc.	7,506	147,118
Fidelity Southern Corp.	9,636	220,279
First BanCorp[2]	55,005	318,479
First Commonwealth Financial Corp.	16,155	204,845
First Financial Bancorp[1]	10,200	282,540
First Financial Bankshares, Inc.[1]	5,640	249,288
First Midwest Bancorp, Inc.	17,717	412,983
Glacier Bancorp, Inc.	9,244	338,423
Great Western Bancorp, Inc.	8,717	355,741
Hanmi Financial Corp.	5,446	154,939
HomeStreet, Inc.[1,2]	15,102	417,948
Hope Bancorp, Inc.	20,284	378,297
Independent Bank Corp.	3,711	247,338
LegacyTexas Financial Group, Inc.	7,370	281,018
LendingTree, Inc.[1,2]	1,884	324,425
National Bank Holdings Corp., Class A	4,440	147,008
NBT Bancorp, Inc.[1]	7,823	289,060
Northfield Bancorp, Inc.	5,861	100,516
Northwest Bancshares, Inc.[1]	19,625	306,346
OFG Bancorp	31,453	314,530
Old National Bancorp[1]	28,457	490,883
Opus Bank	10,775	260,755
Oritani Financial Corp.	7,375	125,744
Provident Financial Services, Inc.	10,578	268,470
S&T Bancorp, Inc.[1]	5,803	208,096
ServisFirst Bancshares, Inc.	4,740	174,859

	Shares	Value
Simmons First National Corp., Class A1	6,085	$321,896
Southside Bancshares, Inc.[1]	4,361	152,373
Sterling Bancorp[1]	17,058	396,598
Tompkins Financial Corp.[1]	2,414	190,030
TrustCo Bank Corp.	16,915	131,091
United Community Banks, Inc.	11,657	324,065
Walker & Dunlop, Inc.[2]	10,101	493,232
Westamerica Bancorporation[1]	2,358	132,142
Total Banks		12,900,995
Capital Goods—11.1%
AAON, Inc.[1]	7,533	277,591
AAR Corp.	36,315	1,262,309
Actuant Corp., Class A	33,909	834,161
Aegion Corp.[2]	44,166	966,352
Aerojet Rocketdyne Holdings, Inc.[1,2]	63,744	1,325,875
Aerovironment, Inc.[2]	5,266	201,161
Alamo Group, Inc.[1]	6,767	614,511
Albany International Corp., Class A1	11,280	602,352
American Woodmark Corp.[2]	7,750	740,512
Apogee Enterprises, Inc.	14,646	832,479
Applied Industrial Technologies, Inc.	30,987	1,829,782
Astec Industries, Inc.	15,069	836,480
Axon Enterprise, Inc.[1,2]	8,716	219,120
AZZ, Inc.[1]	11,117	620,329
Barnes Group, Inc.	16,017	937,475
Briggs & Stratton Corp.	54,625	1,316,462
Chart Industries, Inc.[2]	18,462	641,185
CIRCOR International, Inc.[1]	6,539	388,286
Comfort Systems USA, Inc.	33,668	1,249,083
Cubic Corp.	22,962	1,063,141
DXP Enterprises, Inc.[2]	18,938	653,361
Encore Wire Corp.	17,007	726,199
Engility Holdings, Inc.[2]	51,461	1,461,492
EnPro Industries, Inc.	12,433	887,343
ESCO Technologies, Inc.	7,470	445,585
Federal Signal Corp.	30,494	529,376
Franklin Electric Co., Inc.[1]	16,703	691,504
General Cable Corp.[1]	163,406	2,671,688
Gibraltar Industries, Inc.[2]	20,987	748,187
Greenbrier Cos., Inc. (The)[1]	35,213	1,628,601
Griffon Corp.[1]	61,002	1,338,994
Harsco Corp.[2]	65,089	1,047,933
Hillenbrand, Inc.	30,924	1,116,356
Insteel Industries, Inc.	9,604	316,644
John Bean Technologies Corp.[1]	11,730	1,149,540
Kaman Corp.	25,941	1,293,678
Lindsay Corp.[1]	4,350	388,238
Lydall, Inc.[2]	8,274	427,766
Mercury Systems, Inc.[2]	7,278	306,331
Moog, Inc., Class A2	25,595	1,835,673
Mueller Industries, Inc.	50,937	1,551,032
MYR Group, Inc.[2]	28,186	874,330
National Presto Industries, Inc.[1]	2,301	254,261
Orion Group Holdings, Inc.[2]	58,697	438,467
Patrick Industries, Inc.[1,2]	12,211	889,571
PGT Innovations, Inc.[2]	27,977	358,106
Powell Industries, Inc.[1]	10,676	341,525
Proto Labs, Inc.[1,2]	3,413	229,524

Schedule of Investments — continued
Oppenheimer Small Cap Revenue ETF
June 30, 2017

	Shares	Value
Capital Goods (continued)
Quanex Building Products Corp.[1]	32,068	$678,238
Raven Industries, Inc.	5,752	191,542
Simpson Manufacturing Co., Inc.	14,913	651,847
SPX Corp.[2]	43,085	1,084,019
SPX FLOW, Inc.[2]	36,469	1,344,977
Standex International Corp.	5,967	541,207
Tennant Co.[1]	8,190	604,422
Titan International, Inc.	79,138	950,447
Trex Co., Inc.[1,2]	5,381	364,078
Triumph Group, Inc.	79,296	2,505,754
Universal Forest Products, Inc.	28,501	2,488,422
Veritiv Corp.[1,2]	142,407	6,408,315
Vicor Corp.[1,2]	7,655	137,025
Wabash National Corp.	61,167	1,344,451
Watts Water Technologies, Inc., Class A	16,293	1,029,718
Total Capital Goods		61,684,413
Commercial & Professional Services—7.7%
ABM Industries, Inc.	93,282	3,873,069
Brady Corp., Class A	23,190	786,141
Brink’s Co. (The)	34,063	2,282,221
CDI Corp.[2]	72,576	424,570
Essendant, Inc.	248,856	3,690,534
Exponent, Inc.	3,904	227,603
Healthcare Services Group, Inc.[1]	24,356	1,140,591
Heidrick & Struggles International, Inc.	20,783	452,030
Insperity, Inc.	29,311	2,081,081
Interface, Inc.	35,854	704,531
Kelly Services, Inc., Class A	171,844	3,857,898
Korn/Ferry International	36,245	1,251,540
LSC Communications, Inc.[1]	126,563	2,708,448
Matthews International Corp., Class A	16,910	1,035,738
Mobile Mini, Inc.	12,828	382,916
Multi-Color Corp.	8,126	663,082
Navigant Consulting, Inc.[2]	38,473	760,226
On Assignment, Inc.[1,2]	33,665	1,822,960
Resources Connection, Inc.[1]	32,408	443,990
RR Donnelley & Sons Co.[1]	513,945	6,444,870
Team, Inc.[1,2]	36,016	844,575
Tetra Tech, Inc.	43,590	1,994,243
TrueBlue, Inc.[2]	74,226	1,966,989
UniFirst Corp.[1]	7,916	1,113,781
US Ecology, Inc.[1]	6,901	348,501
Viad Corp.	20,557	971,318
WageWorks, Inc.[2]	4,172	280,358
Total Commercial & Professional Services		42,553,804
Consumer Durables & Apparel—4.8%
Callaway Golf Co.	54,249	693,302
Cavco Industries, Inc.[2]	4,214	546,345
Crocs, Inc.[2]	101,797	784,855
Ethan Allen Interiors, Inc.	19,271	622,453
Fossil Group, Inc.[1,2]	237,391	2,456,997
G-III Apparel Group Ltd.[1,2]	68,223	1,702,164
Iconix Brand Group, Inc.[1,2]	6,970	48,163
Installed Building Products, Inc.[2]	12,840	679,878
iRobot Corp.[1,2]	5,204	437,864

	Shares	Value
La-Z-Boy, Inc.	40,636	$1,320,670
LGI Homes, Inc.[1,2]	16,704	671,167
M.D.C. Holdings, Inc.	53,726	1,898,140
M/I Homes, Inc.[2]	47,171	1,346,732
Meritage Homes Corp.[2]	56,760	2,395,272
Movado Group, Inc.	18,327	462,757
Nautilus, Inc.[1,2]	16,334	312,796
Oxford Industries, Inc.	12,153	759,441
Perry Ellis International, Inc.[2]	33,501	651,929
Steven Madden Ltd.[2]	27,278	1,089,756
Sturm Ruger & Co., Inc.[1]	7,231	449,407
TopBuild Corp.[2]	24,698	1,310,723
Unifi, Inc.[1,2]	15,997	492,708
Universal Electronics, Inc.[2]	7,287	487,136
Vera Bradley, Inc.[2]	41,366	404,559
Vista Outdoor, Inc.[1,2]	79,276	1,784,503
William Lyon Homes, Class A1,2	45,703	1,103,270
Wolverine World Wide, Inc.	68,692	1,924,063
Total Consumer Durables & Apparel		26,837,050
Consumer Services—3.4%
American Public Education, Inc.[2]	9,556	226,000
Belmond Ltd., Class A2	30,706	408,390
Biglari Holdings, Inc.[1,2]	1,508	602,808
BJ’s Restaurants, Inc.[2]	18,829	701,380
Bob Evans Farms, Inc.	8,056	578,663
Boyd Gaming Corp.[1]	65,699	1,629,992
Capella Education Co.	3,674	314,494
Career Education Corp.[2]	50,295	482,832
Chuy’s Holdings, Inc.[1,2]	10,231	239,405
Dave & Buster’s Entertainment, Inc.[1,2]	10,939	727,553
DineEquity, Inc.[1]	10,721	472,260
El Pollo Loco Holdings, Inc.[1,2]	20,055	277,762
Fiesta Restaurant Group, Inc.[1,2]	24,736	510,798
ILG, Inc.	42,159	1,158,951
Marcus Corp. (The)	12,967	391,603
Marriott Vacations Worldwide Corp.	11,079	1,304,552
Monarch Casino & Resort, Inc.[2]	5,175	156,544
Penn National Gaming, Inc.[2]	105,216	2,251,622
Red Robin Gourmet Burgers, Inc.[1,2]	15,082	984,101
Regis Corp.[2]	120,023	1,232,636
Ruby Tuesday, Inc.[2]	294,623	592,192
Ruth’s Hospitality Group, Inc.	13,043	283,685
Scientific Games Corp., Class A1,2	83,697	2,184,492
Shake Shack, Inc., Class A1,2	5,709	199,130
Sonic Corp.[1]	14,709	389,642
Strayer Education, Inc.	3,535	329,533
Wingstop, Inc.[1]	2,326	71,873
Total Consumer Services		18,702,893
Diversified Financials—4.4%
Apollo Commercial Real Estate Finance, Inc.	10,946	203,048
Capstead Mortgage Corp.	14,109	147,157
Donnelley Financial Solutions, Inc.[2]	32,432	744,639
Encore Capital Group, Inc.[1,2]	19,033	764,175
Enova International, Inc.[2]	38,271	568,324
Evercore Partners, Inc., Class A1	16,525	1,165,012
EZCORP, Inc., Class A2	60,736	467,667
Financial Engines, Inc.[1]	8,546	312,784
FirstCash, Inc.	17,842	1,040,189

Schedule of Investments — continued
Oppenheimer Small Cap Revenue ETF
June 30, 2017

	Shares	Value
Diversified Financials (continued)
Green Dot Corp., Class A2	13,822	$532,562
Greenhill & Co., Inc.[1]	11,692	235,009
Interactive Brokers Group, Inc., Class A1	27,484	1,028,451
INTL. FCStone, Inc.[2]	365,333	13,794,974
Investment Technology Group, Inc.	15,577	330,855
Piper Jaffray Cos.	9,749	584,453
PRA Group, Inc.[1,2]	16,364	620,196
Virtus Investment Partners, Inc.	2,196	243,646
Waddell & Reed Financial, Inc., Class A	47,676	900,123
WisdomTree Investments, Inc.[1]	18,320	186,314
World Acceptance Corp.[1,2]	5,455	408,634
Total Diversified Financials		24,278,212
Energy—2.4%
Archrock, Inc.	54,047	616,136
Atwood Oceanics, Inc.[1,2]	57,340	467,321
Bill Barrett Corp.[1,2]	15,831	48,601
Bristow Group, Inc.[1]	115,474	883,376
CARBO Ceramics, Inc.[1,2]	11,712	80,227
Carrizo Oil & Gas, Inc.[1,2]	20,467	356,535
Cloud Peak Energy, Inc.[1,2]	162,498	573,618
Contango Oil & Gas Co.[2]	8,923	59,249
Denbury Resources, Inc.[2]	514,285	786,856
Era Group, Inc.[2]	19,930	188,538
Exterran Corp.[2]	27,418	732,061
Geospace Technologies Corp.[1,2]	3,406	47,105
Green Plains, Inc.[1]	120,869	2,483,858
Gulf Island Fabrication, Inc.[1]	15,816	183,466
Helix Energy Solutions Group, Inc.[2]	40,128	226,322
Matrix Service Co.[2]	83,770	783,250
McDermott International, Inc.[2]	53,118	380,856
Newpark Resources, Inc.[1,2]	22,505	165,412
Noble Corp. PLC[1]	295,510	1,069,746
Northern Oil and Gas, Inc.[1,2]	51,947	72,726
PDC Energy, Inc.[1,2]	9,292	400,578
Pioneer Energy Services Corp.[2]	77,503	158,881
REX American Resources Corp.[1,2]	3,452	333,325
SEACOR Holdings, Inc.[1,2]	17,457	598,775
SRC Energy, Inc.[1,2]	15,226	102,471
Tesco Corp.[2]	24,595	109,448
TETRA Technologies, Inc.[2]	137,718	384,233
U.S. Silica Holdings, Inc.[1]	14,803	525,358
Unit Corp.[1,2]	26,076	488,403
Total Energy		13,306,731
Food & Staples Retailing—3.1%
Andersons, Inc. (The)	77,698	2,653,387
SpartanNash Co.	201,926	5,241,999
SUPERVALU, Inc.[2]	2,809,610	9,243,617
Total Food & Staples Retailing		17,139,003
Food, Beverage & Tobacco—2.4%
B&G Foods, Inc.	27,154	966,682
Calavo Growers, Inc.[1]	9,558	659,980
Cal-Maine Foods, Inc.[1,2]	20,537	813,265
Coca-Cola Bottling Co. Consolidated[1]	10,423	2,385,512
Darling Ingredients, Inc.[2]	158,843	2,500,189

	Shares	Value
J&J Snack Foods Corp.[1]	5,451	$719,914
John B. Sanfilippo & Son, Inc.[1]	10,511	663,349
Sanderson Farms, Inc.[1]	16,460	1,903,599
Seneca Foods Corp., Class A2	29,294	909,579
Universal Corp.	22,773	1,473,413
Total Food, Beverage & Tobacco		12,995,482
Health Care Equipment & Services—9.6%
Abaxis, Inc.	3,245	172,050
Aceto Corp.	28,969	447,571
Almost Family, Inc.[2]	8,040	495,666
Amedisys, Inc.[1,2]	16,866	1,059,353
AMN Healthcare Services, Inc.[1,2]	39,525	1,543,451
Analogic Corp.	5,617	408,075
AngioDynamics, Inc.[2]	16,712	270,902
Anika Therapeutics, Inc.[1,2]	1,683	83,039
BioTelemetry, Inc.[2]	5,512	184,376
Cantel Medical Corp.	7,036	548,175
Chemed Corp.	5,687	1,163,162
Community Health Systems, Inc.[1,2]	1,446,955	14,411,672
Computer Programs & Systems, Inc.[1]	5,963	195,586
CONMED Corp.	11,123	566,606
CorVel Corp.[2]	8,179	388,094
Cross Country Healthcare, Inc.[2]	46,542	600,857
CryoLife, Inc.[1,2]	7,289	145,416
Diplomat Pharmacy, Inc.[1,2]	181,482	2,685,934
Ensign Group, Inc. (The)	61,122	1,330,626
Haemonetics Corp.[1,2]	16,104	635,947
HealthEquity, Inc.[1,2]	2,582	128,661
HealthStream, Inc.[1,2]	5,827	153,367
HMS Holdings Corp.[2]	18,800	347,800
ICU Medical, Inc.[1,2]	2,344	404,340
Inogen, Inc.[2]	1,708	162,977
Integer Holdings Corp.[2]	24,564	1,062,393
Integra LifeSciences Holdings Corp.[1,2]	14,201	774,097
Invacare Corp.	63,444	837,461
Kindred Healthcare, Inc.[1]	467,525	5,446,666
Landauer, Inc.	2,110	110,353
Lantheus Holdings, Inc.[2]	15,448	272,657
LeMaitre Vascular, Inc.[1]	2,521	78,706
LHC Group, Inc.[2]	10,492	712,302
Magellan Health, Inc.[2]	51,492	3,753,767
Meridian Bioscience, Inc.[1]	9,658	152,113
Merit Medical Systems, Inc.[2]	13,359	509,646
Natus Medical, Inc.[1,2]	8,945	333,648
Neogen Corp.[2]	3,836	265,106
Omnicell, Inc.[2]	11,562	498,322
OraSure Technologies, Inc.[2]	5,744	99,141
Orthofix International NV2	6,825	317,226
PharMerica Corp.[2]	61,778	1,621,672
Providence Service Corp. (The)[2]	24,383	1,234,024
Quality Systems, Inc.[2]	22,402	385,538
Quorum Health Corp.[1,2]	374,561	1,554,428
Select Medical Holdings Corp.[2]	223,340	3,428,269
Surmodics, Inc.[2]	2,167	61,001
Tivity Health, Inc.[1,2]	10,028	399,616
US Physical Therapy, Inc.	4,259	257,244
Varex Imaging Corp.[1,2]	13,745	464,581
Total Health Care Equipment & Services		53,163,680

Schedule of Investments — continued
Oppenheimer Small Cap Revenue ETF
June 30, 2017

	Shares	Value
Household & Personal Products—0.4%
Central Garden & Pet Co.[1,2]	22,726	$722,460
Central Garden & Pet Co., Class A2	23,936	718,559
Inter Parfums, Inc.	11,239	411,909
Medifast, Inc.	4,723	195,863
WD-40 Co.[1]	2,512	277,199
Total Household & Personal Products		2,325,990
Insurance—2.7%
American Equity Investment Life Holding Co.	80,733	2,121,663
AMERISAFE, Inc.	5,085	289,591
eHealth, Inc.[1,2]	7,834	147,279
Employers Holdings, Inc.	13,796	583,571
HCI Group, Inc.[1]	4,123	193,699
Horace Mann Educators Corp.	21,454	810,961
Infinity Property & Casualty Corp.	12,039	1,131,666
Maiden Holdings Ltd.	185,267	2,056,464
Navigators Group, Inc. (The)	16,495	905,575
ProAssurance Corp.	10,922	664,058
RLI Corp.	10,499	573,455
Safety Insurance Group, Inc.	8,763	598,513
Selective Insurance Group, Inc.	32,842	1,643,742
Stewart Information Services Corp.	32,776	1,487,375
United Fire Group, Inc.	18,787	827,755
United Insurance Holdings Corp.[1]	22,592	355,372
Universal Insurance Holdings, Inc.	20,200	509,040
Total Insurance		14,899,779
Materials—6.3%
A. Schulman, Inc.	61,299	1,961,568
AdvanSix, Inc.[2]	31,910	996,868
AK Steel Holding Corp.[1,2]	687,742	4,518,465
American Vanguard Corp.	12,792	220,662
Balchem Corp.	5,017	389,871
Boise Cascade Co.[2]	98,426	2,992,150
Calgon Carbon Corp.	26,320	397,432
Century Aluminum Co.[1,2]	65,883	1,026,457
Clearwater Paper Corp.[2]	28,155	1,316,246
Deltic Timber Corp.[1]	2,258	168,582
Flotek Industries, Inc.[1,2]	23,286	208,177
FutureFuel Corp.	12,954	195,476
H.B. Fuller Co.[1]	30,255	1,546,333
Hawkins, Inc.	7,453	345,447
Haynes International, Inc.	8,224	298,613
Ingevity Corp.[2]	11,954	686,160
Innophos Holdings, Inc.	11,676	511,876
Innospec, Inc.	10,628	696,665
Kaiser Aluminum Corp.[1]	11,601	1,026,920
KapStone Paper and Packaging Corp.	107,460	2,216,900
Koppers Holdings, Inc.[2]	30,125	1,089,019
Kraton Corp.[2]	41,852	1,441,383
LSB Industries, Inc.[1,2]	28,377	293,134
Materion Corp.	19,696	736,630
Myers Industries, Inc.	21,962	394,218
Neenah Paper, Inc.[1]	8,659	694,885
Olympic Steel, Inc.	48,985	954,228
PH Glatfelter Co.	61,077	1,193,445
Quaker Chemical Corp.	3,881	563,638
Rayonier Advanced Materials, Inc.[1]	38,351	602,878

	Shares	Value
Schweitzer-Mauduit International, Inc.	16,767	$624,235
Stepan Co.	14,967	1,304,224
SunCoke Energy, Inc.[1,2]	95,344	1,039,250
TimkenSteel Corp.[1,2]	53,675	824,985
Tredegar Corp.	37,800	576,450
U.S. Concrete, Inc.[1,2]	12,984	1,019,893
Total Materials		35,073,363
Media—1.4%
E.W. Scripps Co., (The), Class A1,2	38,046	677,599
Gannett Co., Inc.[1]	236,794	2,064,844
New Media Investment Group, Inc.[1]	69,661	939,030
Scholastic Corp.	28,394	1,237,694
Time, Inc.	166,462	2,388,730
World Wrestling Entertainment, Inc., Class A1	26,426	538,298
Total Media		7,846,195
Pharmaceuticals, Biotechnology & Life Sciences—1.3%
Acorda Therapeutics, Inc.[1,2]	22,465	442,560
Albany Molecular Research, Inc.[1,2]	21,549	467,613
AMAG Pharmaceuticals, Inc.[1,2]	25,662	472,181
Amphastar Pharmaceuticals, Inc.[1,2]	11,579	206,801
ANI Pharmaceuticals, Inc.[2]	2,366	110,729
Cambrex Corp.[1,2]	6,441	384,850
Cytokinetics, Inc.[1,2]	5,460	66,066
Depomed, Inc.[1,2]	33,901	364,097
Eagle Pharmaceuticals, Inc.[1,2]	2,386	188,232
Emergent BioSolutions, Inc.[1,2]	11,779	399,426
Enanta Pharmaceuticals, Inc.[1,2]	1,053	37,887
Heska Corp.[2]	954	97,375
Impax Laboratories, Inc.[1,2]	41,705	671,450
Innoviva, Inc.[1,2]	9,303	119,078
Lannett Co., Inc.[1,2]	26,702	544,721
Ligand Pharmaceuticals, Inc.[1,2]	683	82,916
Luminex Corp.[1]	10,325	218,064
Medicines Co. (The)[1,2]	2,789	106,010
MiMedx Group, Inc.[1,2]	13,163	197,050
Momenta Pharmaceuticals, Inc.[2]	5,287	89,350
Myriad Genetics, Inc.[1,2]	24,066	621,865
Nektar Therapeutics[1,2]	5,361	104,808
Phibro Animal Health Corp., Class A	16,056	594,875
Progenics Pharmaceuticals, Inc.[1,2]	7,582	51,482
Repligen Corp.[1,2]	2,106	87,273
SciClone Pharmaceuticals, Inc.[2]	11,389	125,279
Spectrum Pharmaceuticals, Inc.[1,2]	15,077	112,324
Sucampo Pharmaceuticals, Inc., Class A1,2	18,467	193,903
Supernus Pharmaceuticals, Inc.[1,2]	4,294	185,071
Total Pharmaceuticals, Biotechnology & Life Sciences		7,343,336
Real Estate—1.5%
Acadia Realty Trust	7,369	204,858
Agree Realty Corp.	1,510	69,264
American Assets Trust, Inc.	5,360	211,130
Armada Hoffler Properties, Inc.[1]	15,383	199,210
CareTrust REIT, Inc.	4,348	80,612
CBL & Associates Properties, Inc.	95,592	805,841
Cedar Realty Trust, Inc.	20,996	101,831
Chatham Lodging Trust	10,842	217,816

Schedule of Investments — continued
Oppenheimer Small Cap Revenue ETF
June 30, 2017

	Shares	Value
Real Estate (continued)
Chesapeake Lodging Trust	18,279	$447,287
CoreSite Realty Corp.	2,902	300,444
DiamondRock Hospitality Co.	56,798	621,938
EastGroup Properties, Inc.[1]	2,216	185,701
Forestar Group, Inc.[2]	8,155	139,858
Four Corners Property Trust, Inc.	3,603	90,471
Franklin Street Properties Corp.	16,806	186,210
Getty Realty Corp.	3,266	81,977
Government Properties Income Trust[1]	9,528	174,458
Hersha Hospitality Trust	17,852	330,440
HFF, Inc., Class A	11,954	415,641
Independence Realty Trust, Inc.	11,242	110,959
Kite Realty Group Trust	13,575	256,975
Lexington Realty Trust	30,048	297,776
LTC Properties, Inc.	2,462	126,522
National Storage Affiliates Trust	23,719	548,146
Parkway, Inc.	7,076	161,970
Pennsylvania Real Estate Investment Trust[1]	26,020	294,546
PS Business Parks, Inc.	2,173	287,683
Ramco-Gershenson Properties Trust	11,974	154,465
RE/MAX Holdings, Inc., Class A1	2,476	138,780
Retail Opportunity Investments Corp.[1]	8,808	169,025
Sabra Health Care REIT, Inc.[1]	8,203	197,692
Saul Centers, Inc.	2,703	156,720
Summit Hotel Properties, Inc.	18,459	344,260
Universal Health Realty Income Trust	704	55,996
Urstadt Biddle Properties, Inc., Class A	4,324	85,615
Total Real Estate		8,252,117
Retailing—17.1%
Abercrombie & Fitch Co., Class A1	195,773	2,435,416
Asbury Automotive Group, Inc.[1,2]	83,527	4,723,452
Ascena Retail Group, Inc.[1,2]	2,293,249	4,930,485
Barnes & Noble Education, Inc.[1,2]	133,012	1,413,918
Barnes & Noble, Inc.	404,604	3,074,990
Big 5 Sporting Goods Corp.[1]	53,849	702,729
Buckle, Inc. (The)	41,077	731,171
Caleres, Inc.	70,008	1,944,822
Cato Corp., (The), Class A1	39,505	694,893
Children’s Place, Inc. (The)[1]	12,231	1,248,785
Core-Mark Holding Co., Inc.	312,398	10,327,878
DSW, Inc., Class A1	115,843	2,050,421
Express, Inc.[2]	208,808	1,409,454
Finish Line, Inc., (The), Class A1	97,494	1,381,490
Five Below, Inc.[1,2]	15,291	754,917
Francesca’s Holdings Corp.[2]	32,078	350,933
Fred’s, Inc., Class A1	144,435	1,333,135
FTD Cos., Inc.[1,2]	42,457	849,140
Genesco, Inc.[2]	60,984	2,067,358
Group 1 Automotive, Inc.[1]	129,319	8,188,479
Guess?, Inc.[1]	134,017	1,712,737
Haverty Furniture Cos., Inc.	24,075	604,282
Hibbett Sports, Inc.[1,2]	31,946	662,880
JC Penney Co., Inc.[1,2]	1,811,782	8,424,786
Kirkland’s, Inc.[2]	46,635	479,408
Lithia Motors, Inc., Class A1	97,438	9,181,583
Lumber Liquidators Holdings, Inc.[1,2]	28,874	723,582
MarineMax, Inc.[2]	41,205	805,558

	Shares	Value
Monro Muffler Brake, Inc.[1]	15,787	$659,107
Nutrisystem, Inc.	8,357	434,982
Ollie’s Bargain Outlet Holdings, Inc.[1,2]	15,988	681,089
PetMed Express, Inc.[1]	4,731	192,079
Rent-A-Center, Inc.	173,652	2,035,201
RH1,2	29,920	1,930,438
Select Comfort Corp.[2]	30,946	1,098,274
Shoe Carnival, Inc.	36,837	769,157
Shutterfly, Inc.[1,2]	17,383	825,693
Sonic Automotive, Inc., Class A	400,585	7,791,378
Stein Mart, Inc.[1]	570,170	963,587
Tailored Brands, Inc.[1]	221,389	2,470,701
Tile Shop Holdings, Inc.[1]	12,004	247,883
Vitamin Shoppe, Inc.[2]	81,331	947,506
Zumiez, Inc.[1,2]	47,597	587,823
Total Retailing		94,843,580
Semiconductors & Semiconductor Equipment—1.0%
Advanced Energy Industries, Inc.[2]	5,426	351,008
Brooks Automation, Inc.	18,740	406,471
Cabot Microelectronics Corp.	4,616	340,799
CEVA, Inc.[1,2]	1,265	57,494
Cohu, Inc.	12,694	199,803
Diodes, Inc.[2]	27,226	654,241
DSP Group, Inc.[2]	8,351	96,872
Kopin Corp.[1,2]	4,120	15,285
Kulicke & Soffa Industries, Inc.[2]	25,742	489,613
MaxLinear, Inc.[1,2]	9,884	275,665
MKS Instruments, Inc.	15,632	1,052,034
Nanometrics, Inc.[2]	6,834	172,832
Power Integrations, Inc.	4,710	343,359
Rambus, Inc.[2]	22,494	257,106
Rudolph Technologies, Inc.[2]	7,671	175,282
Semtech Corp.[2]	11,251	402,223
Veeco Instruments, Inc.[1,2]	8,841	246,222
Xperi Corp.	6,456	192,389
Total Semiconductors & Semiconductor Equipment		5,728,698
Software & Services—2.8%
8x8, Inc.[2]	12,635	183,839
Agilysys, Inc.[1,2]	9,588	97,031
Blucora, Inc.[2]	16,540	350,648
Bottomline Technologies (de), Inc.[1,2]	9,998	256,849
CACI International, Inc., Class A2	25,302	3,164,015
Cardtronics PLC, Class A2	29,232	960,564
CSG Systems International, Inc.	13,700	555,946
DHI Group, Inc.[2]	61,895	176,401
Ebix, Inc.[1]	4,094	220,667
ExlService Holdings, Inc.[2]	9,856	547,796
Forrester Research, Inc.	6,111	239,246
Gigamon, Inc.[1,2]	5,660	222,721
Liquidity Services, Inc.[2]	34,657	220,072
LivePerson, Inc.[2]	14,296	157,256
ManTech International Corp., Class A	29,568	1,223,524
MicroStrategy, Inc., Class A2	2,144	410,940
Monotype Imaging Holdings, Inc.	8,007	146,528
NIC, Inc.	11,860	224,747
Perficient, Inc.[2]	19,920	371,309
Progress Software Corp.	10,309	318,445

Schedule of Investments — continued
Oppenheimer Small Cap Revenue ETF
June 30, 2017

	Shares	Value
Software & Services (continued)
Qualys, Inc.[2]	3,722	$151,858
QuinStreet, Inc.[2]	25,782	107,511
Shutterstock, Inc.[1,2]	8,581	378,250
SPS Commerce, Inc.[2]	2,432	155,064
Stamps.com, Inc.[1,2]	1,984	307,272
Sykes Enterprises, Inc.[2]	33,067	1,108,736
Synchronoss Technologies, Inc.[1,2]	44,850	737,782
TeleTech Holdings, Inc.[1]	22,354	912,043
TiVo Corp.	28,788	536,896
VASCO Data Security International, Inc.[2]	10,051	144,232
Virtusa Corp.[1,2]	21,153	621,898
XO Group, Inc.[2]	6,719	118,389
Total Software & Services		15,328,475
Technology Hardware & Equipment—7.0%
ADTRAN, Inc.	24,231	500,370
Anixter International, Inc.[2]	72,572	5,675,130
Applied Optoelectronics, Inc.[1,2]	3,632	224,421
Badger Meter, Inc.	7,257	289,191
Bel Fuse, Inc., Class B	14,021	346,319
Benchmark Electronics, Inc.[2]	51,018	1,647,881
Black Box Corp.	79,013	675,561
CalAmp Corp.[1,2]	13,130	266,933
Comtech Telecommunications Corp.	20,954	397,497
Cray, Inc.[1,2]	24,669	453,910
CTS Corp.[1]	13,602	293,803
Daktronics, Inc.	43,996	423,682
Digi International, Inc.[2]	14,816	150,382
Electro Scientific Industries, Inc.[2]	14,399	118,648
Electronics For Imaging, Inc.[1,2]	14,690	696,012
ePlus, Inc.[2]	13,029	965,449
Fabrinet[1,2]	26,087	1,112,871
FARO Technologies, Inc.[1,2]	6,715	253,827
Harmonic, Inc.[1,2]	28,332	148,743
II-VI, Inc.[2]	21,471	736,455
Insight Enterprises, Inc.[2]	101,118	4,043,709
Itron, Inc.[2]	21,316	1,444,159
Lumentum Holdings, Inc.[1,2]	12,317	702,685
Methode Electronics, Inc.	14,390	592,868
MTS Systems Corp.[1]	10,475	542,605
NETGEAR, Inc.[1,2]	22,618	974,836
Oclaro, Inc.[1,2]	44,628	416,826
OSI Systems, Inc.[1,2]	9,128	685,969
Park Electrochemical Corp.	4,581	84,382
Plexus Corp.[2]	36,084	1,896,936
Rogers Corp.[2]	4,823	523,874
Sanmina Corp.[2]	129,835	4,946,714
ScanSource, Inc.[2]	66,763	2,690,549
Super Micro Computer, Inc.[1,2]	69,832	1,721,359
TTM Technologies, Inc.[1,2]	104,891	1,820,908
Viavi Solutions, Inc.[2]	56,302	592,860
Total Technology Hardware & Equipment		39,058,324
Telecommunication Services—0.6%
ATN International, Inc.	5,252	359,447
Cincinnati Bell, Inc.[2]	46,532	909,701
Cogent Communications Holdings, Inc.	8,278	331,948

	Shares	Value
Consolidated Communications Holdings, Inc.	25,407	$545,488
General Communication, Inc., Class A2	18,782	688,172
Iridium Communications, Inc.[1,2]	28,369	313,477
Lumos Networks Corp.[2]	8,733	156,059
Spok Holdings, Inc.	7,241	128,166
Total Telecommunication Services		3,432,458
Transportation—3.4%
Allegiant Travel Co.	7,168	971,981
ArcBest Corp.	99,011	2,039,627
Atlas Air Worldwide Holdings, Inc.[1,2]	26,512	1,382,601
Echo Global Logistics, Inc.[2]	63,728	1,268,187
Forward Air Corp.	13,773	733,825
Hawaiian Holdings, Inc.[2]	39,318	1,845,980
Heartland Express, Inc.[1]	20,523	427,289
Hub Group, Inc., Class A2	73,469	2,817,536
Knight Transportation, Inc.[1]	22,987	851,668
Marten Transport Ltd.	18,460	505,804
Matson, Inc.	48,417	1,454,447
Roadrunner Transportation Systems, Inc.[2]	206,784	1,503,320
Saia, Inc.[2]	18,163	931,762
SkyWest, Inc.	62,214	2,183,711
Total Transportation		18,917,738
Utilities—1.1%
ALLETE, Inc.[1]	13,766	986,747
American States Water Co.[1]	6,538	309,966
Avista Corp.	24,582	1,043,752
California Water Service Group[1]	12,062	443,882
El Paso Electric Co.	12,464	644,389
Northwest Natural Gas Co.[1]	8,710	521,293
South Jersey Industries, Inc.	22,599	772,208
Spire, Inc.	17,183	1,198,514
Total Utilities		5,920,751
Total Common Stocks (Cost $498,883,102)		553,722,533
INVESTMENT OF CASH COLLATERAL
FOR SECURITIES LOANED—12.1%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 0.91%[3] (Cost $67,073,312)	67,073,312	67,073,312
Total Investments—111.9% (Cost $565,956,414)		620,795,845
Liabilities in Excess of Other Assets—(11.9)%		(66,044,514)
Net Assets—100.0%		$554,751,331

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $131,465,633; total value of the collateral held by the fund was $134,916,392. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $67,843,080 (Note 4).
[2]	Non-income producing security.
[3]	Rate shown represents annualized 7-day yield as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Oppenheimer Financials Sector Revenue ETF
June 30, 2017

	Shares	Value
COMMON STOCKS—99.9%
Banks—33.5%
Bank of America Corp.	91,520	$2,220,275
BB&T Corp.	5,982	271,643
Citigroup, Inc.	29,490	1,972,291
Citizens Financial Group, Inc.	3,667	130,838
Comerica, Inc.	919	67,308
Fifth Third Bancorp	5,794	150,412
Huntington Bancshares, Inc.	7,005	94,708
JPMorgan Chase & Co.	28,143	2,572,270
KeyCorp	7,151	134,010
M&T Bank Corp.	805	130,370
People’s United Financial, Inc.	1,902	33,589
PNC Financial Services Group, Inc. (The)	3,071	383,476
Regions Financial Corp.	9,292	136,035
SunTrust Banks, Inc.	3,750	212,700
U.S. Bancorp	9,975	517,902
Wells Fargo & Co.	39,568	2,192,463
Zions Bancorporation	1,331	58,444
Total Banks		11,278,734
Capital Markets—13.0%
Affiliated Managers Group, Inc.	306	50,753
Ameriprise Financial, Inc.	2,077	264,381
Bank of New York Mellon Corp. (The)	7,196	367,140
BlackRock, Inc.	608	256,825
CBOE Holdings, Inc.	219	20,017
Charles Schwab Corp. (The)	4,274	183,611
CME Group, Inc.	678	84,913
E*TRADE Financial Corp.[1]	1,279	48,640
Franklin Resources, Inc.	3,254	145,747
Goldman Sachs Group, Inc. (The)	4,071	903,355
Intercontinental Exchange, Inc.	2,056	135,531
Invesco Ltd.	3,125	109,969
Moody’s Corp.	704	85,663
Morgan Stanley	20,371	907,732
Nasdaq, Inc.	1,200	85,788
Northern Trust Corp.	1,266	123,068
Raymond James Financial, Inc.	1,731	138,861
S&P Global, Inc.	880	128,471
State Street Corp.	2,739	245,770
T. Rowe Price Group, Inc.[2]	1,341	99,516
Total Capital Markets		4,385,751
Consumer Finance—6.4%
American Express Co.	9,433	794,636
Capital One Financial Corp.	7,769	641,875
Discover Financial Services	3,970	246,894
Navient Corp.	6,865	114,302
Synchrony Financial	11,925	355,604
Total Consumer Finance		2,153,311

	Shares	Value
Diversified Financial Services—16.6%
Berkshire Hathaway, Inc., Class B1	31,380	$5,314,830
Leucadia National Corp.	10,143	265,341
Total Diversified Financial Services		5,580,171
Insurance—30.4%
Aflac, Inc.	6,519	506,396
Allstate Corp. (The)	9,245	817,628
American International Group, Inc.	19,050	1,191,006
Aon PLC	1,872	248,882
Arthur J. Gallagher & Co.	2,195	125,664
Assurant, Inc.	1,431	148,380
Chubb Ltd.	4,954	720,213
Cincinnati Financial Corp.	1,699	123,093
Everest Re Group Ltd.	534	135,951
Hartford Financial Services Group, Inc. (The)	8,012	421,191
Lincoln National Corp.	4,521	305,529
Loews Corp.	6,256	292,843
Marsh & McLennan Cos., Inc.	3,777	294,455
MetLife, Inc.	25,929	1,424,539
Principal Financial Group, Inc.	4,305	275,821
Progressive Corp. (The)	12,224	538,956
Prudential Financial, Inc.	12,153	1,314,225
Torchmark Corp.	1,172	89,658
Travelers Cos., Inc. (The)	4,866	615,695
Unum Group	5,327	248,398
Willis Towers Watson PLC	1,217	177,025
XL Group Ltd.	5,606	245,543
Total Insurance		10,261,091
Total Investments—99.9% (Cost $27,000,073)		33,659,058
Other Assets in Excess of Liabilities—0.1%		39,699
Net Assets—100.0%		$33,698,757

PLC – Public Limited Company

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the security on loan was $97,512; total value of the collateral held by the fund was $99,540. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $99,540 (Note 4).

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Oppenheimer Ultra Dividend Revenue ETF
June 30, 2017

	Shares	Value
COMMON STOCKS—99.5%
Automobiles & Components—10.1%
Ford Motor Co.[1]	2,264,044	$25,334,652
General Motors Co.	745,347	26,034,971
Total Automobiles & Components		51,369,623
Banks—0.6%
New York Community Bancorp, Inc.[1]	147,867	1,941,494
PacWest Bancorp	25,569	1,194,072
Total Banks		3,135,566
Commercial & Professional Services—0.7%
Pitney Bowes, Inc.[1]	244,482	3,691,678
Consumer Durables & Apparel—1.2%
Mattel, Inc.	274,263	5,904,882
Diversified Financials—1.1%
Navient Corp.	333,729	5,556,588
Energy—16.4%
Helmerich & Payne, Inc.[1]	29,958	1,627,918
HollyFrontier Corp.[1]	487,145	13,381,873
Occidental Petroleum Corp.	193,940	11,611,188
ONEOK, Inc.[1]	213,777	11,150,608
PBF Energy, Inc., Class A1	903,609	20,114,336
Valero Energy Corp.[1]	384,553	25,941,946
Total Energy		83,827,869
Insurance—0.7%
Mercury General Corp.[1]	64,030	3,457,620
Materials—7.4%
CF Industries Holdings, Inc.[1]	144,071	4,028,225
Compass Minerals International, Inc.[1]	19,967	1,303,845
Domtar Corp.	152,690	5,866,350
LyondellBasell Industries NV, Class A	317,382	26,783,867
Total Materials		37,982,287
Real Estate—9.6%
Care Capital Properties, Inc.[1]	14,721	393,051
CoreCivic, Inc.	69,735	1,923,291
EPR Properties	7,359	528,891
GEO Group, Inc. (The)	79,348	2,346,320
HCP, Inc.	80,918	2,586,139
Hospitality Properties Trust	75,849	2,210,998
Host Hotels & Resorts, Inc.	315,062	5,756,183
Iron Mountain, Inc.	117,678	4,043,416
Kimco Realty Corp.	75,613	1,387,499
Lamar Advertising Co., Class A1	23,313	1,715,137
LaSalle Hotel Properties	43,976	1,310,485
Life Storage, Inc.[1]	7,264	538,262
Macerich Co. (The)[1]	20,214	1,173,625
Medical Properties Trust, Inc.	47,335	609,202
National Retail Properties, Inc.	15,292	597,917
Omega Healthcare Investors, Inc.[1]	31,402	1,036,894
Realty Income Corp.	21,998	1,213,850
Senior Housing Properties Trust	55,012	1,124,445
Simon Property Group, Inc.	39,996	6,469,753
Tanger Factory Outlet Centers, Inc.[1]	20,858	541,891
Taubman Centers, Inc.	13,267	790,050
Uniti Group, Inc.	33,093	831,958

	Shares	Value
Ventas, Inc.	55,839	$3,879,694
Washington Prime Group, Inc.[1]	111,446	932,803
Weingarten Realty Investors	20,046	603,385
Welltower, Inc.	63,300	4,738,005
Total Real Estate		49,283,144
Retailing—25.0%
American Eagle Outfitters, Inc.	340,947	4,108,411
GameStop Corp., Class A1	461,147	9,965,387
HSN, Inc.	124,118	3,959,364
Kohl’s Corp.[1]	552,519	21,365,910
L Brands, Inc.[1]	265,416	14,303,268
Macy’s, Inc.	1,110,452	25,806,904
Staples, Inc.	2,287,237	23,032,477
Target Corp.	483,989	25,307,785
Total Retailing		127,849,506
Technology Hardware & Equipment—2.2%
Seagate Technology PLC	293,198	11,361,422
Telecommunication Services—14.9%
AT&T, Inc.	656,147	24,756,426
CenturyLink, Inc.[1]	741,005	17,695,200
Frontier Communications Corp.[1]	7,853,938	9,110,568
Verizon Communications, Inc.	545,965	24,382,797
Total Telecommunication Services		75,944,991
Utilities—9.6%
Entergy Corp.	149,308	11,462,375
FirstEnergy Corp.	528,450	15,409,602
Southern Co. (The)	462,409	22,140,143
Total Utilities		49,012,120
Total Common Stocks (Cost $527,607,618)		508,377,296
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—15.5%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 0.91%[2] (Cost $79,017,484)	79,017,484	79,017,484
Total Investments—115.0% (Cost $606,625,102)		587,394,780
Liabilities in Excess of Other Assets—(15.0)%		(76,764,452)
Net Assets—100.0%		$510,630,328

PLC – Public Limited Company

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $131,529,845; total value of the collateral held by the fund was $134,731,140. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $55,713,656 (Note 4).
[2]	Rate shown represents annualized 7-day yield as of June 30, 2017.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Oppenheimer ESG Revenue ETF
June 30, 2017

	Shares	Value
COMMON STOCKS—99.6%
Automobiles & Components—3.9%
BorgWarner, Inc.	962	$40,750
Delphi Automotive PLC	894	78,359
Ford Motor Co.	62,376	697,987
Goodyear Tire & Rubber Co. (The)	1,988	69,501
Total Automobiles & Components		886,597
Banks—2.0%
Bank of America Corp.	18,423	446,942
Comerica, Inc.	186	13,623
Total Banks		460,565
Capital Goods—10.7%
3M Co.	657	136,781
Arconic, Inc.	2,171	49,173
Cummins, Inc.	503	81,597
Deere & Co.	964	119,141
Dover Corp.	387	31,045
Eaton Corp. PLC	1,185	92,228
Emerson Electric Co.	1,090	64,986
Flowserve Corp.	375	17,411
Fluor Corp.	1,979	90,599
General Electric Co.	18,789	507,491
Illinois Tool Works, Inc.	425	60,881
Ingersoll-Rand PLC	694	63,425
Johnson Controls International PLC	3,696	160,258
Lockheed Martin Corp.	778	215,981
Northrop Grumman Corp.	437	112,182
Parker-Hannifin Corp.	330	52,741
Raytheon Co.	681	109,968
Rockwell Automation, Inc.	172	27,857
Rockwell Collins, Inc.	227	23,853
Stanley Black & Decker, Inc.	374	52,633
United Rentals, Inc.[1]	255	28,741
United Technologies Corp.	2,182	266,444
W.W. Grainger, Inc.	260	46,938
Xylem, Inc.	338	18,735
Total Capital Goods		2,431,089
Commercial & Professional Services—0.4%
Nielsen Holdings PLC	749	28,956
Waste Management, Inc.	854	62,641
Total Commercial & Professional Services		91,597
Consumer Durables & Apparel—2.3%
Coach, Inc.	446	21,114
Hanesbrands, Inc.	1,241	28,741
Hasbro, Inc.	212	23,640
Mattel, Inc.	1,172	25,233
Mohawk Industries, Inc.[1]	169	40,846
Newell Brands, Inc.	1,270	68,097
NIKE, Inc., Class B	2,916	172,044
PVH Corp.	354	40,533
Whirlpool Corp.	485	92,936
Total Consumer Durables & Apparel		513,184
Consumer Services—1.8%
Hilton Worldwide Holdings, Inc.	755	46,697
Marriott International, Inc., Class A	820	82,254
McDonald’s Corp.	730	111,807
Royal Caribbean Cruises Ltd.	349	38,121

	Shares	Value
Starbucks Corp.	1,666	$97,144
Wyndham Worldwide Corp.	255	25,605
Total Consumer Services		401,628
Diversified Financials—2.9%
Bank of New York Mellon Corp. (The)	1,450	73,979
BlackRock, Inc.	123	51,956
Goldman Sachs Group, Inc. (The)	826	183,289
Invesco Ltd.	630	22,170
Moody’s Corp.	141	17,157
Morgan Stanley	4,100	182,696
Northern Trust Corp.	256	24,886
S&P Global, Inc.	177	25,840
State Street Corp.	552	49,531
T. Rowe Price Group, Inc.	270	20,037
Total Diversified Financials		651,541
Energy—4.6%
Apache Corp.	533	25,547
Baker Hughes, Inc.	764	41,646
ConocoPhillips	2,619	115,131
Devon Energy Corp.	1,696	54,221
EQT Corp.	150	8,788
Halliburton Co.	1,648	70,386
Hess Corp.	530	23,251
Marathon Oil Corp.	1,561	18,498
Marathon Petroleum Corp.	5,106	267,197
Newfield Exploration Co.[1]	248	7,058
Noble Energy, Inc.	563	15,933
Occidental Petroleum Corp.	823	49,273
ONEOK, Inc.[2]	918	47,883
Range Resources Corp.	302	6,997
Schlumberger Ltd.	1,893	124,635
TechnipFMC PLC[1]	1,749	47,573
Tesoro Corp.	1,270	118,872
Total Energy		1,042,889
Food & Staples Retailing—7.0%
CVS Health Corp.	10,331	831,233
Kroger Co. (The)	22,613	527,335
Sysco Corp.	4,452	224,069
Total Food & Staples Retailing		1,582,637
Food, Beverage & Tobacco—5.2%
Altria Group, Inc.	1,157	86,162
Brown-Forman Corp., Class B	277	13,462
Campbell Soup Co.	632	32,959
Coca-Cola Co. (The)	4,096	183,706
Conagra Brands, Inc.	1,014	36,261
Dr Pepper Snapple Group, Inc.	314	28,608
General Mills, Inc.	1,235	68,419
Hershey Co. (The)	296	31,781
Hormel Foods Corp.	1,264	43,115
J.M. Smucker Co. (The)	263	31,121
Kellogg Co.	803	55,776
McCormick & Co., Inc.	190	18,527
Molson Coors Brewing Co., Class B	350	30,219
Mondelez International, Inc., Class A	2,583	111,560
PepsiCo, Inc.	2,446	282,489
Philip Morris International, Inc.	1,010	118,624
Total Food, Beverage & Tobacco		1,172,789

Schedule of Investments — continued
Oppenheimer ESG Revenue ETF
June 30, 2017

	Shares	Value
Health Care Equipment & Services—8.0%
Abbott Laboratories	2,110	$102,567
Baxter International, Inc.	808	48,917
Becton Dickinson and Co.	293	57,167
Boston Scientific Corp.[1]	1,410	39,085
C.R. Bard, Inc.	55	17,386
Cigna Corp.	1,097	183,627
Edwards Lifesciences Corp.[1]	125	14,780
Henry Schein, Inc.[1]	292	53,442
Humana, Inc.	1,079	259,629
Medtronic PLC	1,527	135,521
UnitedHealth Group, Inc.	4,780	886,308
Varian Medical Systems, Inc.[1]	133	13,724
Total Health Care Equipment & Services		1,812,153
Household & Personal Products—2.3%
Church & Dwight Co., Inc.	299	15,512
Clorox Co. (The)	193	25,715
Colgate-Palmolive Co.	906	67,162
Estee Lauder Cos., Inc., (The), Class A	541	51,925
Kimberly-Clark Corp.	634	81,856
Procter & Gamble Co. (The)	3,318	289,164
Total Household & Personal Products		531,334
Insurance—3.6%
Allstate Corp. (The)	1,861	164,587
Marsh & McLennan Cos., Inc.	761	59,327
MetLife, Inc.	5,219	286,732
Principal Financial Group, Inc.	867	55,549
Prudential Financial, Inc.	2,446	264,510
Total Insurance		830,705
Materials—4.1%
Air Products & Chemicals, Inc.	275	39,342
Albemarle Corp.	114	12,032
Avery Dennison Corp.	330	29,162
Ball Corp.	1,083	45,713
E.I. du Pont de Nemours & Co.	1,391	112,268
Eastman Chemical Co.	503	42,247
Ecolab, Inc.	451	59,870
FMC Corp.	186	13,587
International Flavors & Fragrances, Inc.	107	14,445
International Paper Co.	1,757	99,464
LyondellBasell Industries NV, Class A	1,753	147,936
Mosaic Co. (The)	1,440	32,875
Newmont Mining Corp.	952	30,835
PPG Industries, Inc.	605	66,526
Praxair, Inc.	364	48,248
Sealed Air Corp.	632	28,288
Sherwin-Williams Co. (The)	156	54,750
WestRock Co.	1,136	64,366
Total Materials		941,954
Media—3.3%
Comcast Corp., Class A	9,007	350,552
Time Warner, Inc.	1,368	137,361
Walt Disney Co. (The)	2,387	253,619
Total Media		741,532

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences—3.0%
AbbVie, Inc.	1,693	$122,760
Agilent Technologies, Inc.	327	19,394
Biogen, Inc.[1]	206	55,900
Bristol-Myers Squibb Co.	1,675	93,331
Celgene Corp.[1]	450	58,442
Eli Lilly & Co.	1,198	98,595
Pfizer, Inc.	7,305	245,375
Total Pharmaceuticals, Biotechnology & Life Sciences		693,797
Real Estate—1.1%
AvalonBay Communities, Inc.	45	8,648
Boston Properties, Inc.	100	12,302
CBRE Group, Inc., Class A1	1,715	62,426
Equinix, Inc.	39	16,737
GGP, Inc.	493	11,615
HCP, Inc.	333	10,643
Host Hotels & Resorts, Inc.	1,340	24,482
Iron Mountain, Inc.	482	16,561
Kimco Realty Corp.	298	5,468
Macerich Co. (The)	82	4,761
Prologis, Inc.	215	12,608
Regency Centers Corp.	51	3,195
Vornado Realty Trust	128	12,019
Welltower, Inc.	261	19,536
Weyerhaeuser Co.	902	30,217
Total Real Estate		251,218
Retailing—5.5%
Bed Bath & Beyond, Inc.	1,569	47,697
Best Buy Co., Inc.	3,162	181,277
Gap, Inc. (The)	1,197	26,322
Home Depot, Inc. (The)	2,747	421,390
Kohl’s Corp.	2,291	88,593
L Brands, Inc.	1,109	59,764
Macy’s, Inc.	5,178	120,337
Nordstrom, Inc.[2]	1,431	68,445
Staples, Inc.	9,211	92,755
TJX Cos., Inc. (The)	2,083	150,330
Total Retailing		1,256,910
Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc.[1,2]	1,753	21,877
Analog Devices, Inc.	214	16,649
Applied Materials, Inc.	1,251	51,679
Intel Corp.	7,800	263,172
KLA-Tencor Corp.	163	14,916
Lam Research Corp.	221	31,256
Microchip Technology, Inc.	191	14,741
Micron Technology, Inc.[1]	2,192	65,453
NVIDIA Corp.	208	30,069
Skyworks Solutions, Inc.	149	14,297
Texas Instruments, Inc.	783	60,236
Xilinx, Inc.	165	10,613
Total Semiconductors & Semiconductor Equipment		594,958

Schedule of Investments — continued
Oppenheimer ESG Revenue ETF
June 30, 2017

	Shares	Value
Software & Services—8.2%
Accenture PLC, Class A	1,281	$158,434
Adobe Systems, Inc.[1]	205	28,995
Alphabet, Inc., Class A1	225	209,178
Alphabet, Inc., Class C1	229	208,099
Autodesk, Inc.[1]	87	8,771
CA, Inc.	577	19,889
Cognizant Technology Solutions Corp., Class A	949	63,014
DXC Technology Co.	462	35,445
eBay, Inc.[1]	1,210	42,253
International Business Machines Corp.	2,346	360,885
Intuit, Inc.	158	20,984
Microsoft Corp.	5,685	391,867
Oracle Corp.	3,818	191,435
salesforce.com, Inc.[1]	443	38,364
Symantec Corp.	644	18,193
Visa, Inc., Class A	814	76,337
Total Software & Services		1,872,143
Technology Hardware & Equipment—3.4%
Cisco Systems, Inc.	7,004	219,225
Corning, Inc.	1,506	45,255
HP, Inc.	12,841	224,461
Juniper Networks, Inc.	806	22,471
NetApp, Inc.	649	25,993
Seagate Technology PLC	1,207	46,771
TE Connectivity Ltd.	736	57,909
Western Digital Corp.	927	82,132
Xerox Corp.	1,743	50,076
Total Technology Hardware & Equipment		774,293
Telecommunication Services—5.4%
AT&T, Inc.	18,549	699,854
Verizon Communications, Inc.	12,094	540,118
Total Telecommunication Services		1,239,972
Transportation—3.7%
Delta Air Lines, Inc.	3,497	187,929
FedEx Corp.	1,246	270,793
Union Pacific Corp.	833	90,722
United Parcel Service, Inc., Class B	2,551	282,115
Total Transportation		831,559
Utilities—4.6%
AES Corp.	5,276	58,616
Ameren Corp.	497	27,171
American Electric Power Co., Inc.	1,028	71,415
American Water Works Co., Inc.	185	14,421
CMS Energy Corp.	609	28,166
Consolidated Edison, Inc.	657	53,099
Dominion Energy, Inc.	694	53,181
DTE Energy Co.	467	49,404
Edison International	662	51,762
Entergy Corp.	617	47,367
Eversource Energy	560	33,998
Exelon Corp.	4,029	145,326
NextEra Energy, Inc.	524	73,428
NiSource, Inc.	813	20,618
NRG Energy, Inc.	3,261	56,154

	Shares	Value
Pinnacle West Capital Corp.	181	$15,414
PPL Corp.	862	33,325
Public Service Enterprise Group, Inc.	950	40,859
Southern Co. (The)	1,909	91,403
WEC Energy Group, Inc.	541	33,207
Xcel Energy, Inc.	1,080	49,550
Total Utilities		1,047,884
Total Common Stocks (Cost $20,554,860)		22,654,928
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.3%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 0.91%[3] (Cost $63,689)	63,689	63,689
Total Investments—99.9% (Cost $20,618,549)		22,718,617
Other Assets in Excess of Liabilities—0.1%		17,396
Net Assets—100.0%		$22,736,013

PLC – Public Limited Company

[1]	Non-income producing security.
[2]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $100,768; total value of the collateral held by the fund was $102,565. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $38,876 (Note 4).
[3]	Rate shown represents annualized 7-day yield as of June 30, 2017.
[4]	Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:
	Shares October 31, 2016[a]	Gross Additions	Gross Reductions	Shares June 30, 2017
Oppenheimer Large Cap Revenue ETF	—	26,769	26,769	—

	Value	Income	Realized Gain
Oppenheimer Large Cap Revenue ETF	$ —	$ —	$8,576

[a]	Commencement of Operations.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
Oppenheimer Global ESG Revenue ETF
June 30, 2017

	Shares	Value
COMMON STOCKS—98.2%
Automobiles & Components—2.4%
Aisin Seiki Co. Ltd.	1,423	$72,822
Astra International Tbk PT	46,383	31,061
Cie Generale des Etablissements Michelin	395	52,440
Geely Automobile Holdings Ltd.	11,574	24,967
GKN PLC	5,531	23,422
Guangzhou Automobile Group Co. Ltd., Class H	3,327	5,839
Hankook Tire Co. Ltd.	244	13,563
Hero MotoCorp Ltd.	187	10,708
Nokian Renkaat OYJ	73	3,017
Peugeot SA	6,198	123,462
Stanley Electric Co. Ltd.	272	8,207
Sumitomo Rubber Industries Ltd.[1]	879	14,833
Tesla, Inc.[1,2]	56	20,250
Valeo SA	562	37,812
Yamaha Motor Co. Ltd.[1]	1,219	31,441
Total Automobiles & Components		473,844
Banks—11.5%
ABN AMRO Group NV3	1,468	38,861
Australia & New Zealand Banking Group Ltd.	3,042	67,014
Banco Bradesco SA	10,393	86,576
Banco de Credito e Inversiones	117	6,530
Banco do Brasil SA	15,304	123,790
Banco Santander Brasil SA	8,341	62,937
Banco Santander Chile	146,158	9,288
Banco Santander SA	26,993	178,318
Bank Central Asia Tbk PT	7,960	10,840
Bank Danamon Indonesia Tbk PT	12,153	4,673
Bank Hapoalim B.M.	1,554	10,483
Bank Leumi Le-Israel B.M.	1,870	9,094
Bank Mandiri Persero Tbk PT	17,981	17,202
Bank Millennium SA2	1,052	2,114
Bank Negara Indonesia Persero Tbk PT	18,725	9,273
Bank of Montreal	621	45,531
Bank Rakyat Indonesia Persero Tbk PT	17,072	19,535
Bank Zachodni WBK SA	58	5,354
Bankinter SA	643	5,915
Bendigo & Adelaide Bank Ltd.	590	5,014
BNP Paribas SA	3,101	223,034
BOC Hong Kong Holdings Ltd.	5,474	26,190
CaixaBank SA	5,802	27,661
Chugoku Bank Ltd. (The)	191	2,856
Comerica, Inc.	96	7,031
Commonwealth Bank of Australia	1,173	74,508
Credit Agricole SA	11,081	178,012
DBS Group Holdings Ltd.	1,528	23,017
DGB Financial Group, Inc.	550	5,672
DNB ASA	1,083	18,359
Dubai Islamic Bank PJSC	3,173	4,924
E.Sun Financial Holding Co. Ltd.	6,935	4,263
Erste Group Bank AG2	609	23,286
First Abu Dhabi Bank PJSC	6,312	18,044
Hana Financial Group, Inc.	680	26,893
Hang Seng Bank Ltd.	681	14,246

	Shares	Value
Housing Development Finance Corp. Ltd.	860	$21,487
IDFC Bank Ltd.	3,646	3,086
Indiabulls Housing Finance Ltd.	222	3,696
ING Groep NV	6,920	119,178
KB Financial Group, Inc.	656	33,082
KBC Groep NV	411	31,131
KeyCorp	777	14,561
Krung Thai Bank PCL	19,763	10,937
mBank SA2	19	2,368
Mega Financial Holding Co. Ltd.	6,958	5,787
Mizrahi Tefahot Bank Ltd.	238	4,331
Mizuho Financial Group, Inc.	35,990	65,792
National Australia Bank Ltd.	2,772	62,916
Natixis SA	3,147	21,094
Nedbank Group Ltd.	984	15,680
Nordea Bank AB	2,499	31,761
People’s United Financial, Inc.	221	3,903
Raiffeisen Bank International AG2	589	14,846
Resona Holdings, Inc.	2,882	15,864
Royal Bank of Canada	1,085	78,666
Shinhan Financial Group Co. Ltd.	846	36,453
Siam Commercial Bank PCL (The)	2,477	11,339
Skandinaviska Enskilda Banken AB, Class A	1,371	16,563
Societe Generale SA	2,784	149,588
SVB Financial Group[2]	21	3,692
Swedbank AB, Class A	567	13,801
Taishin Financial Holding Co. Ltd.	8,224	3,744
Taiwan Business Bank	8,275	2,312
Westpac Banking Corp.	2,792	65,340
Yamaguchi Financial Group, Inc.	305	3,684
Total Banks		2,263,020
Capital Goods—16.1%
3M Co.	338	70,368
ABB Ltd.	3,122	77,198
Aboitiz Equity Ventures, Inc.	3,395	5,123
AGCO Corp.	250	16,847
Airbus SE	1,937	159,066
Alfa Laval AB	444	9,075
Allegion PLC	63	5,111
Alstom SA2	491	17,142
Amada Holdings Co. Ltd.	499	5,764
Arconic, Inc.	1,009	22,854
Ashtead Group PLC	364	7,513
Atlas Copco AB, Class A	478	18,305
Atlas Copco AB, Class B	249	8,594
BAE Systems PLC	5,969	49,118
Bidvest Group Ltd. (The)	888	10,680
Boeing Co. (The)	1,119	221,282
Bouygues SA	1,803	75,923
CAE, Inc.	264	4,545
Caterpillar, Inc.	807	86,720
Cie de Saint-Gobain	1,682	89,743
CNH Industrial NV	4,948	55,955
Cummins, Inc.	245	39,744
Daikin Industries Ltd.	411	41,956
Deere & Co.	483	59,694
Eaton Corp. PLC	555	43,196
Elbit Systems Ltd.	61	7,522

Schedule of Investments — continued
Oppenheimer Global ESG Revenue ETF
June 30, 2017

	Shares	Value
Capital Goods (continued)
Far Eastern New Century Corp.	20,159	$16,402
Finning International, Inc.	476	9,317
Fortune Brands Home & Security, Inc.	173	11,286
Fuji Electric Co. Ltd.	3,256	17,155
Geberit AG	14	6,538
HAP Seng Consolidated Bhd	1,165	2,505
Hino Motors Ltd.	2,714	30,121
Hitachi Construction Machinery Co. Ltd.	630	15,739
Hiwin Technologies Corp.	184	1,243
HOCHTIEF AG	265	48,480
Honeywell International, Inc.	654	87,172
Huntington Ingalls Industries, Inc.	79	14,707
IHI Corp.[2]	8,270	28,116
IMI PLC	293	4,548
Ingersoll-Rand PLC	333	30,433
Jacobs Engineering Group, Inc.	452	24,584
Johnson Controls International PLC	1,406	60,964
Kajima Corp.	4,671	39,410
Keppel Corp. Ltd.	2,323	10,612
Komatsu Ltd.	1,482	37,650
Koninklijke Philips NV	1,748	61,993
L3 Technologies, Inc.	147	24,561
Legrand SA	178	12,435
Lennox International, Inc.	50	9,182
Lockheed Martin Corp.	375	104,104
Masco Corp.	445	17,003
Metso OYJ	177	6,129
Middleby Corp. (The)[2]	40	4,860
Mitsubishi Electric Corp.	6,069	87,259
Nabtesco Corp.	166	4,824
Northrop Grumman Corp.	214	54,936
NSK Ltd.	1,619	20,216
OSRAM Licht AG	122	9,705
Parker-Hannifin Corp.	154	24,612
Raytheon Co.	330	53,288
Rexel SA	1,822	29,769
Rockwell Automation, Inc.	84	13,605
Rockwell Collins, Inc.	136	14,291
Roper Technologies, Inc.	42	9,724
Safran SA	450	41,183
Sandvik AB	1,291	20,281
Schneider Electric SE2	826	63,375
Siemens AG	1,350	185,308
Singapore Technologies Engineering Ltd.	3,998	10,686
Skanska AB, Class B	1,497	35,479
SKF AB, Class B	823	16,656
Smiths Group PLC	444	9,210
SNC-Lavalin Group, Inc.	357	15,413
Taisei Corp.	3,395	31,001
Thales SA	325	34,933
THK Co. Ltd.	208	5,887
TOTO Ltd.	307	11,721
Toyota Tsusho Corp.	5,023	150,431
United Rentals, Inc.[2]	108	12,173
United Technologies Corp.	1,054	128,704
Volvo AB, Class B	3,675	62,568

	Shares	Value
Wartsila OYJ Abp	192	$11,332
WEG SA	1,084	5,791
Weir Group PLC (The)	217	4,879
Wolseley PLC	716	43,833
Xylem, Inc.	162	8,980
Total Capital Goods		3,178,340
Commercial & Professional Services—1.5%
Adecco Group AG	744	56,636
Dai Nippon Printing Co. Ltd.	2,725	30,267
Edenred	100	2,604
Experian PLC	489	10,004
ISS A/S	637	24,986
Manpowergroup, Inc.	421	47,005
Recruit Holdings Co. Ltd.	1,998	34,337
RELX NV	507	10,409
RELX PLC	490	10,566
Robert Half International, Inc.	255	12,222
SGS SA	6	14,548
Toppan Printing Co. Ltd.	2,846	31,206
Wolters Kluwer NV	248	10,484
Total Commercial & Professional Services		295,274
Consumer Durables & Apparel—4.1%
adidas AG	254	48,597
Burberry Group PLC	327	7,055
Christian Dior SE2	369	105,363
Cie Financiere Richemont SA	275	22,686
Hasbro, Inc.	102	11,374
Hermes International	25	12,336
HUGO BOSS AG1	81	5,663
Husqvarna AB, Class B	709	7,036
Kering	92	31,290
LVMH Moet Hennessy Louis Vuitton SE	360	89,633
Mohawk Industries, Inc.[2]	89	21,510
Newell Brands, Inc.	629	33,727
Panasonic Corp.	12,141	164,675
SEB SA	73	13,093
Sega Sammy Holdings, Inc.	669	9,003
Sekisui Chemical Co. Ltd.	1,286	23,017
Sony Corp.	4,137	157,807
Titan Co. Ltd.[2]	588	4,771
Whirlpool Corp.	253	48,480
Total Consumer Durables & Apparel		817,116
Consumer Services—1.3%
Aramark	868	35,571
Aristocrat Leisure Ltd.	221	3,824
Compass Group PLC	2,553	53,723
Domino’s Pizza, Inc.	28	5,923
Hilton Worldwide Holdings, Inc.	277	17,132
InterContinental Hotels Group PLC	55	3,048
Marriott International, Inc., Class A	481	48,249
Melco Resorts & Entertainment Ltd.[4]	526	11,809
MGM China Holdings Ltd.	1,995	4,436
OPAP SA	964	10,885
Royal Caribbean Cruises Ltd.	171	18,678
Sands China Ltd.	3,295	15,090
Shangri-La Asia Ltd.	3,129	5,307
Tabcorp Holdings Ltd.	1,080	3,620

Schedule of Investments — continued
Oppenheimer Global ESG Revenue ETF
June 30, 2017

	Shares	Value
Consumer Services (continued)
Tatts Group Ltd.	1,452	$4,656
Vail Resorts, Inc.	24	4,868
Total Consumer Services		246,819
Diversified Financials—3.3%
3i Group PLC	354	4,150
Ally Financial, Inc.	1,143	23,889
American Express Co.	954	80,365
ASX Ltd.	31	1,275
B3 SA—Brasil Bolsa Balcao	307	1,830
Bajaj Finance Ltd.	144	3,059
Bank of New York Mellon Corp. (The)	733	37,398
BlackRock, Inc.	65	27,457
Brookfield Asset Management, Inc., Class A	1,474	57,759
Chailease Holding Co. Ltd.	1,116	3,111
CME Group, Inc.	68	8,516
Deutsche Boerse AG	58	6,114
Franklin Resources, Inc.	344	15,408
Fubon Financial Holding Co. Ltd.[2]	5,170	8,234
Goldman Sachs Group, Inc. (The)	362	80,328
Groupe Bruxelles Lambert SA	143	13,747
Industrivarden AB, Class C	3	72
L E Lundbergforetagen AB, Class B	29	2,286
Macquarie Group Ltd.	143	9,707
Moody’s Corp.	67	8,152
Morgan Stanley	2,003	89,254
Northern Trust Corp.	129	12,540
Onex Corp.	692	55,314
PSG Group Ltd.	183	3,352
S&P Global, Inc.	88	12,847
State Street Corp.	283	25,394
TD Ameritrade Holding Corp.	201	8,641
Voya Financial, Inc.	709	26,155
Wendel SA	132	19,512
Total Diversified Financials		645,866
Energy—7.3%
Baker Hughes, Inc.	383	20,877
Banpu PCL	9,556	4,670
Cosan SA Industria e Comercio	452	4,717
Empresas COPEC SA	3,267	35,627
Encana Corp.	711	6,247
Exxaro Resources Ltd.	449	3,187
Galp Energia SGPS SA	1,913	28,921
Idemitsu Kosan Co. Ltd.	2,084	59,167
Indian Oil Corp. Ltd.	19,733	117,597
IRPC PCL	79,218	12,476
Marathon Petroleum Corp.	2,682	140,349
MOL Hungarian Oil & Gas PLC	344	26,941
Neste OYJ	706	27,772
Novatek PJSC	180	20,052
OMV AG	911	47,209
Origin Energy Ltd.[2]	3,546	18,659
Pembina Pipeline Corp.	220	7,276
Polski Koncern Naftowy ORLEN SA	1,594	48,100
PTT Exploration & Production PCL	3,599	9,138
PTT PCL	9,562	104,149
Repsol SA	5,139	78,541

	Shares	Value
Royal Dutch Shell PLC, Class A	10,543	$278,690
Royal Dutch Shell PLC, Class B	8,812	236,081
Suncor Energy, Inc.	1,374	40,087
Thai Oil PCL	7,806	18,153
TransCanada Corp.	493	23,467
United Tractors Tbk PT	3,765	7,755
Woodside Petroleum Ltd.	383	8,775
Total Energy		1,434,680
Food & Staples Retailing—5.8%
Jeronimo Martins SGPS SA	1,795	34,988
President Chain Store Corp.	1,750	15,734
Wal-Mart Stores, Inc.	12,500	946,000
Whole Foods Market, Inc.	1,009	42,489
Woolworths Ltd.	4,784	93,721
Total Food & Staples Retailing		1,132,932
Food, Beverage & Tobacco—3.1%
Archer-Daniels-Midland Co.	2,046	84,663
Barry Callebaut AG2	11	15,139
British American Tobacco PLC	605	41,132
Bunge Ltd.	1,168	87,133
Cia Cervecerias Unidas SA	403	5,278
Coca-Cola Amatil Ltd.	1,275	9,027
Coca-Cola HBC AG2	524	15,369
Conagra Brands, Inc.	511	18,273
Ingredion, Inc.	110	13,113
ITC Ltd.	4,066	20,359
Kirin Holdings Co. Ltd.	1,969	40,112
Kraft Heinz Co. (The)	639	54,724
M Dias Branco SA	227	3,378
Marine Harvest ASA[2]	473	8,069
McCormick & Co., Inc.	82	7,996
Nestle India Ltd.	31	3,231
Orkla ASA	964	9,765
PepsiCo, Inc.	1,183	136,625
Pernod Ricard SA	155	20,728
PT Indofood CBP Sukses Makmur Tbk	8,464	5,589
Standard Foods Corp.	781	2,098
Tate & Lyle PLC	766	6,587
Tiger Brands Ltd.	175	4,914
Treasury Wine Estates Ltd.	435	4,391
Total Food, Beverage & Tobacco		617,693
Health Care Equipment & Services—1.3%
Align Technology, Inc.[2]	11	1,651
Becton Dickinson and Co.	149	29,071
Cochlear Ltd.	18	2,146
Coloplast A/S, Class B	46	3,839
Cooper Cos., Inc. (The)	21	5,028
Hoya Corp.	189	9,812
Humana, Inc.	513	123,438
IDEXX Laboratories, Inc.[2]	25	4,035
Quest Diagnostics, Inc.	151	16,785
Ramsay Health Care Ltd.	286	16,146
ResMed, Inc.[1]	55	4,283
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	3,940	11,734
Sonic Healthcare Ltd.	496	9,215
Sonova Holding AG1	30	4,878

Schedule of Investments — continued
Oppenheimer Global ESG Revenue ETF
June 30, 2017

	Shares	Value
Health Care Equipment & Services (continued)
Straumann Holding AG	4	$2,278
Varian Medical Systems, Inc.[2]	72	7,430
VCA, Inc.[2]	60	5,539
Total Health Care Equipment & Services		257,308
Household & Personal Products—1.6%
Dabur India Ltd.	657	2,969
Henkel AG & Co KGaA	218	26,331
Lion Corp.	391	8,094
Natura Cosmeticos SA	512	3,972
Procter & Gamble Co. (The)	1,600	139,440
Unilever NV	1,377	75,888
Unilever PLC	1,048	56,562
Total Household & Personal Products		313,256
Insurance—4.8%
Allianz SE	902	177,361
CNP Assurances	3,470	77,789
Insurance Australia Group Ltd.	2,687	13,974
Manulife Financial Corp.	2,574	48,182
Mapfre SA1	13,335	46,510
Marsh & McLennan Cos., Inc.	375	29,235
MS&AD Insurance Group Holdings, Inc.	3,311	111,211
Progressive Corp. (The)	1,186	52,291
RSA Insurance Group PLC	2,267	18,125
Sanlam Ltd.	2,917	14,426
Sompo Holdings, Inc.	1,817	70,167
Sun Life Financial, Inc.	743	26,523
Suncorp Group Ltd.	2,228	25,327
T&D Holdings, Inc.	2,262	34,415
Tokio Marine Holdings, Inc.	2,372	98,186
Zurich Insurance Group AG	327	95,302
Total Insurance		939,024
Materials—6.9%
Akzo Nobel NV	407	35,321
Anglo American PLC[2]	3,761	50,026
Antofagasta PLC	778	8,080
Arkema SA	165	17,583
Asahi Kasei Corp.	3,862	41,504
Asian Paints Ltd.	327	5,580
Avery Dennison Corp.	155	13,697
Axalta Coating Systems Ltd[2]	291	9,324
Ball Corp.	543	22,920
BASF SE	1,470	135,956
BHP Billiton PLC	1,928	29,451
BlueScope Steel Ltd.	1,990	20,164
Boliden AB	361	9,840
Cemex SAB de CV2	34,436	32,439
CRH PLC	1,803	63,697
Duratex SA	1,009	2,488
E.I. du Pont de Nemours & Co.	693	55,932
Ecolab, Inc.	221	29,338
Fresnillo PLC	204	3,938
Hitachi Chemical Co. Ltd.	388	11,568
Hitachi Metals Ltd.	1,389	19,309
Hyosung Corp.	171	25,034
Imerys SA	112	9,727

	Shares	Value
International Flavors & Fragrances, Inc.	50	$6,750
JSR Corp.	454	7,827
Kansai Paint Co. Ltd.	318	7,316
Koninklijke DSM NV	267	19,380
Kuraray Co. Ltd.	545	9,885
LafargeHolcim Ltd.[1,2]	1,063	60,939
Linde AG	220	41,603
Mitsubishi Chemical Holdings Corp.	9,306	77,034
Mitsui Chemicals, Inc.	4,874	25,810
Mondi Ltd.	147	3,805
Mondi PLC	467	12,217
Nitto Denko Corp.	193	15,871
Norsk Hydro ASA	3,804	21,017
Orica Ltd.	592	9,391
Praxair, Inc.	174	23,064
PTT Global Chemical PCL	10,762	21,701
Sherwin-Williams Co. (The)	83	29,130
Shin-Etsu Chemical Co. Ltd.	278	25,200
Siam Cement PCL (The)	1,769	26,246
Siam Cement PCL (The)	1,769	26,246
Sika AG	6	38,594
Solvay SA	211	28,277
South32 Ltd.	6,840	14,061
Stora Enso OYJ, Class R	1,430	18,446
Sumitomo Chemical Co. Ltd.	7,354	42,281
Teck Resources Ltd., Class B	790	13,675
Titan Cement Co. SA	112	3,164
Umicore SA	380	26,395
UPM-Kymmene OYJ	835	23,771
voestalpine AG	578	26,897
West Fraser Timber Co. Ltd.	154	7,278
Total Materials		1,366,187
Media—1.2%
Lagardere SCA	593	18,701
Naspers Ltd., Class N	64	12,431
Scripps Networks Interactive, Inc., Class A	82	5,601
Telenet Group Holding NV2	84	5,284
Time Warner, Inc.	648	65,066
Walt Disney Co. (The)	1,126	119,637
Total Media		226,720
Pharmaceuticals, Biotechnology & Life Sciences—1.6%
Agilent Technologies, Inc.	156	9,252
CSL Ltd.	144	15,246
Genmab A/S2	5	1,065
Grifols SA	217	6,035
H Lundbeck A/S	93	5,213
Ipsen SA	24	3,281
Lonza Group AG2	50	10,823
Merck & Co., Inc.	1,357	86,970
Merck KGaA	84	10,132
Mettler-Toledo International, Inc.[2]	10	5,885
Mitsubishi Tanabe Pharma Corp.	366	8,456
Orion OYJ, Class B	20	1,275
Piramal Enterprises Ltd.[2]	65	2,812
PT Kalbe Farma Tbk	27,971	3,410
QIAGEN NV2	50	1,661
Quintiles IMS Holdings, Inc.[2]	295	26,403

Schedule of Investments — continued
Oppenheimer Global ESG Revenue ETF
June 30, 2017

	Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
Sanofi	863	$82,445
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H2	201	779
Sumitomo Dainippon Pharma Co. Ltd.	531	7,245
TESARO Inc.[1,2]	10	1,399
Vertex Pharmaceuticals, Inc.[2]	31	3,995
Waters Corp.[2]	28	5,148
Zoetis, Inc.	169	10,542
Total Pharmaceuticals, Biotechnology & Life Sciences		309,472
Real Estate—0.9%
Alexandria Real Estate Equities, Inc.	13	1,566
American Tower Corp.	92	12,173
Ascendas Real Estate Investment Trust	706	1,338
Azrieli Group Ltd.	18	1,001
CapitaLand Commercial Trust	388	468
CapitaLand Ltd.	3,289	8,361
CBRE Group, Inc., Class A2	855	31,122
Central Pattana PCL	916	1,867
City Developments Ltd.	811	6,320
Deutsche Wohnen AG	67	2,559
Dexus Property Group	152	1,105
Duke Realty Corp.	71	1,985
Equinix, Inc.	21	9,012
Global Logistic Properties Ltd.	912	1,894
Goodman Group	429	2,590
Growthpoint Properties Ltd.	924	1,726
Hang Lung Group Ltd.	935	3,869
Hang Lung Properties Ltd.	1,473	3,680
Host Hotels & Resorts, Inc.	670	12,241
Hyprop Investments Ltd.	49	437
Hysan Development Co. Ltd.	218	1,040
LendLease Group	2,246	28,685
Liberty Property Trust	40	1,628
Link REIT	343	2,610
Mirvac Group	2,557	4,178
Multiplan Empreendimentos Imobiliarios SA	35	690
Prologis, Inc.	96	5,629
SBA Communications Corp., Class A2	26	3,507
SM Prime Holdings, Inc.	6,114	3,998
Stockland	1,180	3,964
Swire Properties Ltd.	1,423	4,694
UOL Group Ltd.	460	2,553
Weyerhaeuser Co.	443	14,841
Total Real Estate		183,331
Retailing—2.6%
Best Buy Co., Inc.	1,476	84,619
Canadian Tire Corp. Ltd., Class A	165	18,747
Foot Locker, Inc.	293	14,439
Foschini Group Ltd. (The)	418	4,380
Home Depot, Inc. (The)	1,344	206,170
Home Product Center PCL	13,114	3,706
Hotai Motor Co. Ltd.	1,022	12,800
Imperial Holdings Ltd.	1,505	18,493

	Shares	Value
Industria de Diseno Textil SA	1,406	$53,897
Jardine Cycle & Carriage Ltd.	1,080	34,788
Lojas Renner SA	513	4,239
Nitori Holdings Co. Ltd.	65	8,701
Priceline Group, Inc. (The)[2]	15	28,058
Tiffany & Co.	103	9,669
Zalando SE2,3	184	8,397
Total Retailing		511,103
Semiconductors & Semiconductor Equipment—1.9%
Advanced Semiconductor Engineering, Inc.	16,588	21,294
Analog Devices, Inc.	128	9,958
Applied Materials, Inc.	585	24,166
ASM Pacific Technology Ltd.	285	3,852
ASML Holding NV	119	15,486
Infineon Technologies AG	705	14,864
Intel Corp.	3,674	123,961
Lam Research Corp.	86	12,163
NVIDIA Corp.	104	15,034
Siliconware Precision Industries Co. Ltd.[2]	3,789	6,122
Skyworks Solutions, Inc.	62	5,949
STMicroelectronics NV	944	13,534
Taiwan Semiconductor Manufacturing Co. Ltd.	10,262	70,336
Texas Instruments, Inc.	359	27,618
Tokyo Electron Ltd.	92	12,413
Vanguard International Semiconductor Corp.[2]	979	1,931
Total Semiconductors & Semiconductor Equipment		378,681
Software & Services—5.4%
Accenture PLC, Class A	639	79,032
Adobe Systems, Inc.[2]	94	13,295
Alphabet, Inc., Class A2	90	83,671
Alphabet, Inc., Class C2	107	97,234
Amadeus IT Group SA, Class A	190	11,344
ANSYS, Inc.[2]	17	2,069
Atos SE	200	28,035
Autodesk, Inc.[2]	33	3,327
Automatic Data Processing, Inc.	264	27,049
CA, Inc.	287	9,893
Cadence Design Systems, Inc.[2]	116	3,885
Citrix Systems, Inc.[2]	67	5,332
Computershare Ltd.	425	4,610
Dassault Systemes SE	73	6,535
Fujitsu Ltd.	12,317	90,744
International Business Machines Corp.	1,164	179,058
Intuit, Inc.	73	9,695
Jack Henry & Associates, Inc.	29	3,012
Konami Holdings Corp.	96	5,331
Microsoft Corp.	2,722	187,627
Nintendo Co. Ltd.	34	11,402
Oracle Corp.	1,833	91,907
Oracle Corp. Japan	49	3,179
PayPal Holdings, Inc.[2]	471	25,279
Red Hat, Inc.[2]	58	5,554
salesforce.com, Inc.[2]	202	17,493

Schedule of Investments — continued
Oppenheimer Global ESG Revenue ETF
June 30, 2017

	Shares	Value
Software & Services (continued)
SAP SE	514	$53,612
Shopify, Inc.[2]	10	867
Symantec Corp.	285	8,051
VMware Inc, Class A1,2	35	3,060
Workday, Inc., Class A2	14	1,358
Total Software & Services		1,072,540
Technology Hardware & Equipment—8.4%
AAC Technologies Holdings, Inc.	386	4,826
Acer, Inc.[2]	31,605	16,571
Apple, Inc.	3,177	457,552
Arista Networks, Inc.[2]	17	2,546
AU Optronics Corp.	61,369	28,042
BlackBerry Ltd.[2]	274	2,734
Cisco Systems, Inc.	3,430	107,359
CommScope Holding Co., Inc.[2]	302	11,485
Corning, Inc.	666	20,013
Delta Electronics, Inc.	2,857	15,637
F5 Networks, Inc.[2]	35	4,447
Flex Ltd.[2]	3,090	50,398
Hewlett Packard Enterprise Co.	3,835	63,623
Hitachi High-Technologies Corp.	318	12,340
HP, Inc.	5,739	100,318
Keyence Corp.	19	8,343
Kyocera Corp.	498	28,836
LG Display Co. Ltd.	1,809	58,658
LG Innotek Co. Ltd.	91	13,123
Lite-On Technology Corp.	10,389	17,076
Micro-Star International Co. Ltd.	3,171	7,370
Motorola Solutions, Inc.	161	13,965
Omron Corp.	382	16,574
Samsung Electro-Mechanics Co. Ltd.	166	14,799
Samsung Electronics Co. Ltd.	210	436,280
Samsung SDI Co. Ltd.	60	8,994
Seiko Epson Corp.	1,095	24,354
TE Connectivity Ltd.	352	27,695
Trimble, Inc.[2]	143	5,101
Wistron Corp.	55,359	56,324
Yaskawa Electric Corp.	400	8,476
Yokogawa Electric Corp.	452	7,245
Total Technology Hardware & Equipment		1,651,104
Telecommunication Services—0.8%
Advanced Info Service PCL	1,864	9,740
Far EasTone Telecommunications Co. Ltd.	2,747	6,998
Ooredoo Q.S.C.	682	17,123
Rogers Communications, Inc., Class B	370	17,450
SK Telecom Co. Ltd.	175	40,685
Taiwan Mobile Co. Ltd.[2]	2,891	10,882
TDC A/S	1,229	7,138
Tele2 AB, Class B	675	7,058
Telekomunikasi Indonesia Persero Tbk PT	59,771	20,271
TELUS Corp.	604	20,822
Total Telecommunication Services		158,167

	Shares	Value
Transportation—1.9%
Abertis Infraestructuras SA	693	$12,820
Aena SA3	47	9,159
Auckland International Airport Ltd.	184	961
Aurizon Holdings Ltd.	1,419	5,834
Canadian National Railway Co.	248	20,093
Deutsche Post AG	3,901	146,026
DSV A/S	382	23,440
Expeditors International of Washington, Inc.	254	14,346
Fraport AG Frankfurt Airport Services Worldwide	71	6,260
Localiza Rent a Car SA	216	2,943
Macquarie Infrastructure Corp.	47	3,685
MTR Corp. Ltd.	2,201	12,391
Norfolk Southern Corp.	175	21,297
SATS Ltd.	718	2,665
Southwest Airlines Co.	756	46,978
Union Pacific Corp.	396	43,128
Total Transportation		372,026
Utilities—2.5%
Ameren Corp.	240	13,121
American Water Works Co., Inc.	94	7,327
Atco Ltd./Canada, Class I	152	5,935
AusNet Services	2,475	3,294
China Longyuan Power Group Corp. Ltd., Class H	3,885	2,827
CLP Holdings Ltd.	2,102	22,241
CMS Energy Corp.	302	13,968
Consolidated Edison, Inc.	331	26,751
CPFL Energia SA	1,632	13,058
Dominion Energy, Inc.	330	25,288
DTE Energy Co.	217	22,956
Edison International	328	25,646
EDP—Energias do Brasil SA	1,541	6,600
Endesa SA	1,874	43,111
Enel Americas SA	88,479	16,759
Fortis, Inc./Canada	437	15,337
Huaneng Renewables Corp. Ltd., Class H	3,825	1,181
Inter RAO UES PJSC	618,151	39,977
Interconexion Electrica SA ESP	1,078	4,707
Korea Gas Corp.[2]	949	44,126
Mercury NZ Ltd.	1,043	2,535
Meridian Energy Ltd.	1,560	3,324
NextEra Energy, Inc.	258	36,154
PG&E Corp.	586	38,893
Pinnacle West Capital Corp.	88	7,494
RusHydro PJSC	1,015,498	13,642
Sempra Energy	196	22,099
Xcel Energy, Inc.	520	23,858
Total Utilities		502,209
Total Common Stocks (Cost $18,446,476)		19,346,712

Schedule of Investments — continued
Oppenheimer Global ESG Revenue ETF
June 30, 2017

	Shares	Value
PREFERRED STOCKS—1.5%
Banks—0.8%
Itausa—Investimentos Itau SA	704	$1,916
Banco Bradesco SA	10,145	86,194
Itau Unibanco Holding SA	6,519	72,308
Total Banks		160,418
Food & Staples Retailing—0.1%
Cia Brasileira de Distribuicao[2]	818	16,085
Food, Beverage & Tobacco—0.0%[5]
Embotelladora Andina SA	729	3,081
Household & Personal Products—0.1%
Henkel AG & Co KGaA	128	17,592
Technology Hardware & Equipment—0.3%
Samsung Electronics Co. Ltd.	38	61,841
Telecommunication Services—0.1%
Telefonica Brasil SA	1,351	18,308
Utilities—0.1%
Cia Energetica de Minas Gerais	3,527	8,601
Total Preferred Stocks (Cost $265,036)		285,926
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED—0.9%
Dreyfus Government Cash Management Money Market Fund—Institutional Shares, 0.91%[6] (Cost $185,488)	185,488	185,488
Total Investments—100.6% (Cost $18,897,000)		19,818,126
Liabilities in Excess of Other Assets—(0.6)%		(120,714)
Net Assets—100.0%		$19,697,412

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	All or a portion of the security was on loan. The aggregate value of the securities on loan was $180,260; total value of the collateral held by the fund was $189,655. The total value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $4,167 (Note 4).
[2]	Non-income producing security.
[3]	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $56,417 or 0.29% of the Fund’s net assets at period end.
[4]	American Depositary Receipt.
[5]	Less than 0.05%
[6]	Rate shown represents annualized 7-day yield as of June 30, 2017.
Country	Value	% of Net Assets
Australia	$641,829	3.3%
Austria	112,238	0.6
Belgium	104,834	0.5
Brazil	526,421	2.7
Canada	541,267	2.8
Chile	84,643	0.4
China	78,343	0.4
Colombia	4,707	0.0	[1]
Denmark	65,681	0.3
Finland	91,744	0.5
France	1,847,664	9.4
Germany	944,558	4.8
Greece	14,049	0.1
Hong Kong	100,827	0.5
Hungary	26,942	0.1
India	199,354	1.0
Indonesia	129,609	0.7
Ireland	63,697	0.3
Israel	32,429	0.2
Japan	2,161,467	11.0
Macau	4,437	0.0	[1]
Malaysia	2,505	0.0	[1]
Mexico	36,376	0.2
Netherlands	815,475	4.1
New Zealand	6,820	0.0	[1]
Norway	57,209	0.3
Philippines	9,122	0.0	[1]
Poland	57,935	0.3
Portugal	63,909	0.3
Qatar	17,123	0.1
Russia	73,671	0.4
Singapore	102,702	0.5
South Africa	105,727	0.5
South Korea	819,205	4.2
Spain	473,312	2.4
Sweden	259,375	1.3
Switzerland	478,296	2.4
Taiwan	334,311	1.7
Thailand	260,369	1.3
United Arab Emirates	22,969	0.1
United Kingdom	501,920	2.6
United States	7,543,055	38.3
Total Investments	19,818,126	100.6
Liabilities in Excess of Other Assets	(120,714)	(0.6)
Net Assets	$19,697,412	100.0%

[1]	Less than 0.05%

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
June 30, 2017

	Oppenheimer Large Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF	Oppenheimer Financials Sector Revenue ETF
ASSETS:
Investments at value (including securities on loan) (Note 3)[1]	$696,046,180	$378,799,082	$620,795,845	$33,659,058
Cash	1,687,717	3,001,353	—	82,336
Cash held as collateral	—	—	952,971	—
Receivables and other assets:
Dividends	645,598	244,050	365,283	17,879
Investment securities sold	—	—	1,528,776	—
Securities lending income, net (Note 4)	3,215	26,279	51,472	—
Reclaims	—	145	—	—
Prepaid expenses	5,601	3,959	5,062	2,056
Total Assets	698,388,311	382,074,868	623,699,409	33,761,329
LIABILITIES:
Payables and other liabilities:
Due to custodian	—	—	22,278	—
Payable to securities lending agent	—	—	952,971	—
Investment of cash collateral for securities on loan (Note 4)	8,514,926	49,958,289	67,073,312	—
Investment securities purchased	—	2,440,409	575,186	—
Management fees (Note 9)	163,729	82,817	131,747	22,798
BNY Fund Services fees	78,171	4,541	80,903	5,447
Professional fees	79,366	50,493	69,711	23,292
Trustee fees	3,832	2,696	3,409	1,730
Other accrued expenses	44,167	34,083	38,561	9,305
Total Liabilities	8,884,191	52,573,328	68,948,078	62,572
NET ASSETS	$689,504,120	$329,501,540	$554,751,331	$33,698,757
Composition of Net Assets:
Paid-in capital	$602,547,729	$300,099,298	$524,650,947	$27,096,326
Undistributed net investment income (loss)	3,083,115	—	1,057,352	91,319
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions	(7,325,870)	(10,001,333)	(25,796,399)	(147,873)
Net unrealized appreciation on investments and foreign currency translations	91,199,146	39,403,575	54,839,431	6,658,985
NET ASSETS	$689,504,120	$329,501,540	$554,751,331	$33,698,757
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	14,851,400	5,851,400	8,401,400	550,000
Net asset value, offering and redemption price per share	$46.43	$56.31	$66.03	$61.27
Investments at cost	$604,847,034	$339,395,507	$565,956,414	$27,000,073
[1] Includes value of securities on loan:	$33,457,428	$99,887,453	$131,465,633	$97,512

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities — continued
June 30, 2017

	Oppenheimer Ultra Dividend Revenue ETF	Oppenheimer ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF
ASSETS:
Investments at value (including securities on loan) (Note 3)[1]	$587,394,780	$22,718,617	$19,818,126
Cash	832,492	26,874	—
Foreign currency at value	—	—	36,657
Receivables and other assets:
Expense reimbursement due from Adviser	—	771	199
Dividends	1,622,159	25,559	21,558
Interest	—	—	340
Investment securities sold	—	60,676	47,308
Securities lending income, net (Note 4)	40,871	125	26
Reclaims	—	—	2,228
Prepaid expenses	5,061	506	436
Total Assets	589,895,363	22,833,128	19,926,878
LIABILITIES:
Payables and other liabilities:
Investment of cash collateral for securities on loan (Note 4)	79,017,484	63,689	185,488
Due to custodian	—	—	1,303
Management fees (Note 9)	129,846	—	—
BNY Fund Services fees	46,943	4,338	11,908
Professional fees	44,439	19,875	21,112
Trustee fees	1,990	1,787	1,760
Other accrued expenses	24,333	7,426	7,895
Total Liabilities	79,265,035	97,115	229,466
NET ASSETS	$510,630,328	$22,736,013	$19,697,412
Composition of Net Assets:
Paid-in capital	$538,828,227	$20,549,132	$18,682,859
Undistributed net investment income	5,302,588	114,271	119,836
Accumulated undistributed net realized gain on investments and foreign currency transactions	(14,270,165)	(27,458)	(26,159)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(19,230,322)	2,100,068	920,876
NET ASSETS	$510,630,328	$22,736,013	$19,697,412
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	15,100,000	800,000	700,000
Net asset value, offering and redemption price per share	$33.82	$28.42	$28.14
Investments at cost	$606,625,102	$20,618,549	$18,897,000
Foreign currency at cost	—	—	37,020
[1] Includes value of securities on loan:	$131,529,845	$100,768	$180,260

The accompanying notes are an integral part of these financial statements.

Statements of Operations
Period/Year Ended June 30, 2017

	Oppenheimer Large Cap Revenue ETF	Oppenheimer Mid Cap Revenue ETF	Oppenheimer Small Cap Revenue ETF	Oppenheimer Financials Sector Revenue ETF
INVESTMENT INCOME:
Dividend income	$11,476,244	$3,576,974	$5,185,175	$468,410
Foreign withholding tax	—	(217)	(501)	—
Securities lending income, net (Note 4)	24,814	140,260	315,114	131
Total Income	11,501,058	3,717,017	5,499,788	468,541
EXPENSES:
Management fees (Note 9)	2,023,690	1,047,616	1,781,319	119,209
BNY Fund Services fees	373,833	225,693	340,785	42,385
Professional fees	160,741	93,249	139,375	30,884
Trustees fees	14,215	9,569	13,265	5,819
NYSE Listing fees	4,976	4,975	4,976	4,975
NYSE Calculating Agent expense	2,979	2,979	2,979	2,979
Printing expense	22,714	15,915	20,834	4,129
Other expenses	17,051	9,621	14,825	4,429
Total Expenses	2,620,199	1,409,617	2,318,358	214,809
Less expense waivers and reimbursements (Note 9)	(546,288)	(336,480)	(495,491)	(85,003)
Net Expenses	2,073,911	1,073,137	1,822,867	129,806
Net Investment Income	9,427,147	2,643,880	3,676,921	338,735
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(758,387)	(2,642,181)	(5,758,162)	387,910
Net realized gain on in-kind redemptions	16,848,979	3,595,757	18,063,578	858,866
Total net realized gain	16,090,592	953,576	12,305,416	1,246,776
Net change in unrealized appreciation on investments	46,205,932	36,243,241	46,935,829	5,411,247
Net realized and unrealized gain on investments	62,296,524	37,196,817	59,241,245	6,658,023
Net Increase in Net Assets Resulting From Operations	$71,723,671	$39,840,697	$62,918,166	$6,996,758

The accompanying notes are an integral part of these financial statements.

Statements of Operations — continued
Period/Year Ended June 30, 2017

	Oppenheimer Ultra Dividend Revenue ETF	Oppenheimer ESG Revenue ETF[1]	Oppenheimer Global ESG Revenue ETF[1]
INVESTMENT INCOME:
Dividend income	$16,215,747	$382,751	$349,742
Foreign withholding tax	—	—	(31,224)
Securities lending income, net (Note 4)	105,056	323	354
Total Income	16,320,803	383,074	318,872
EXPENSES:
Management fees (Note 9)	1,332,271	58,139	55,253
BNY Fund Services fees	252,681	14,066	45,540
Professional fees	87,721	23,200	24,201
Trustees fees	11,692	6,106	6,025
NYSE Listing fees	4,976	3,678	3,678
NYSE Calculating Agent expense	2,979	2,043	2,043
Printing expense	6,173	4,793	4,793
Other expenses	23,940	2,525	3,765
Total Expenses	1,722,433	114,550	145,298
Less expense waivers and reimbursements (Note 9)	(369,998)	(56,411)	(90,045)
Net Expenses	1,352,435	58,139	55,253
Net Investment Income	14,968,368	324,935	263,619
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(16,091,151)	25,325	34,499 [2]
Net realized (loss) on investments in affiliates	—	(1,397)	—
Net realized gain on in-kind redemptions	43,382,782	476,369	1,128,396
Net realized gain on in-kind redemptions in affiliates	—	9,973	—
Net realized gain on foreign currency transactions	—	—	964
Total net realized gain	27,291,631	510,270	1,163,859
Net change in unrealized appreciation (depreciation) on investments	(25,153,831)	2,100,068	921,126
Net change in unrealized (depreciation) on foreign currency translations	—	—	(250)
Net change in unrealized appreciation (depreciation)	(25,153,831)	2,100,068	920,876
Net realized and unrealized gain on investments	2,137,800	2,610,338	2,084,735
Net Increase in Net Assets Resulting From Operations	$17,106,168	$2,935,273	$2,348,354

1 Commencement of Operations was October 31, 2016.

2 Net of foreign taxes of $110.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Oppenheimer Large Cap Revenue ETF		Oppenheimer Mid Cap Revenue ETF
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
OPERATIONS:
Net investment income	$9,427,147	$6,372,289	$2,643,880	$1,974,899
Net realized gain on investments and in-kind redemptions	16,090,592	18,970,873	953,576	16,355,307
Net change in unrealized appreciation (depreciation) on investments	46,205,932	(21,568,369)	36,243,241	(29,452,236)
Net increase (decrease) in net assets resulting from operations	71,723,671	3,774,793	39,840,697	(11,122,030)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,952,583)	(6,322,234)	(2,968,690)	(2,125,196)
Realized gains	—	(234,442)	—	—
Total distributions to shareholders	(7,952,583)	(6,556,676)	(2,968,690)	(2,125,196)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	300,285,997	95,604,911	119,978,743	73,461,233
Cost of shares redeemed	(41,231,932)	(69,825,570)	(13,601,246)	(116,054,019)
Net increase (decrease) in net assets resulting from shareholder transactions	259,054,065	25,779,341	106,377,497	(42,592,786)
Increase (Decrease) in net assets	322,825,153	22,997,458	143,249,504	(55,840,012)
NET ASSETS:
Beginning of period/year	366,678,967	343,681,509	186,252,036	242,092,048
End of period/year	$689,504,120	$366,678,967	$329,501,540	$186,252,036
Undistributed net investment income (loss) included in net assets at end of period/year	$3,083,115	$1,618,581	$—	$320,982
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period/year	9,001,400	8,401,400	3,901,400	4,901,400
Shares sold	6,800,000	2,400,000	2,200,000	1,550,000
Shares redeemed	(950,000)	(1,800,000)	(250,000)	(2,550,000)
Shares outstanding, end of period/year	14,851,400	9,001,400	5,851,400	3,901,400

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets — continued

	Oppenheimer Small Cap Revenue ETF		Oppenheimer Financials Sector Revenue ETF
	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2017	Year Ended June 30, 2016
OPERATIONS:
Net investment income	$3,676,921	$2,151,661	$338,735	$351,216
Net realized gain (loss) on investments and in-kind redemptions	12,305,416	7,656,054	1,246,776	1,465,095
Net change in unrealized appreciation (depreciation) on investments	46,935,829	(35,767,955)	5,411,247	(4,166,644)
Net increase (decrease) in net assets resulting from operations	62,918,166	(25,960,240)	6,996,758	(2,350,333)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,898,715)	(2,283,532)	(316,657)	(372,325)
Realized gains	—	—	—	—
Total distributions to shareholders	(2,898,715)	(2,283,532)	(316,657)	(372,325)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	259,063,313	68,728,756	11,915,035	—
Cost of shares redeemed	(61,752,661)	(117,579,966)	(5,420,264)	(9,266,481)
Net increase (decrease) in net assets resulting from shareholder transactions	197,310,652	(48,851,210)	6,494,771	(9,266,481)
Increase (Decrease) in net assets	257,330,103	(77,094,982)	13,174,872	(11,989,139)
NET ASSETS:
Beginning of period/year	297,421,228	374,516,210	20,523,885	32,513,024
End of period/year	$554,751,331	$297,421,228	$33,698,757	$20,523,885
Undistributed net investment income (loss) included in net assets at end of period/year	$1,057,352	$283,462	$91,319	$69,241
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period/year	5,401,400	6,451,400	450,000	650,000
Shares sold	3,950,000	1,300,000	200,000	—
Shares redeemed	(950,000)	(2,350,000)	(100,000)	(200,000)
Shares outstanding, end of period/year	8,401,400	5,401,400	550,000	450,000

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets — continued

	Oppenheimer Ultra Dividend Revenue ETF		Oppenheimer ESG Revenue ETF	Oppenheimer Global ESG Revenue ETF
	Year Ended June 30, 2017	Year Ended June 30, 2016	For the Period October 31, 2016[1] to June 30, 2017	For the Period October 31, 2016[1] to June 30, 2017
OPERATIONS:
Net investment income	$14,968,368	$2,813,311	$324,935	$263,619
Net realized gain (loss) on investments, in-kind redemptions and foreign currency transactions	27,291,631	(2,382,122)	510,270	1,163,859
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(25,153,831)	8,519,386	2,100,068	920,876
Net increase in net assets resulting from operations	17,106,168	8,950,575	2,935,273	2,348,354
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,429,096)	(2,568,683)	(210,664)	(148,617)
Realized gains	(191,360)	—	—	—
Total distributions to shareholders	(10,620,456)	(2,568,683)	(210,664)	(148,617)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	834,239,866	101,389,903	27,111,168	28,495,808
Cost of shares redeemed	(440,424,864)	(63,696,211)	(7,099,764)	(10,998,133)
Net increase in net assets resulting from shareholder transactions	393,815,002	37,693,692	20,011,404	17,497,675
Increase in net assets	400,300,714	44,075,584	22,736,013	19,697,412
NET ASSETS:
Beginning of period/year	110,329,614	66,254,030	—	—
End of period/year	$510,630,328	$110,329,614	$22,736,013	$19,697,412
Undistributed net investment income (loss) included in net assets at end of period/year	$5,302,588	$763,360	$114,271	$119,836
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period/year	3,500,000	2,300,000	—	—
Shares sold	24,400,000	3,350,000	1,050,000	1,100,000
Shares redeemed	(12,800,000)	(2,150,000)	(250,000)	(400,000)
Shares outstanding, end of period/year	15,100,000	3,500,000	800,000	700,000

1 Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Oppenheimer Large Cap Revenue ETF

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value, beginning of year	$40.74	$40.91	$38.56	$31.38	$25.20
Net investment income[1]	0.83	0.76	0.68	0.59	0.54 [2]
Net realized and unrealized gain (loss) on investments	5.60	(0.14)	2.35	7.13	6.17
Total gain from investment operations	6.43	0.62	3.03	7.72	6.71
Less Distributions from:
Net investment income	(0.74)	(0.76)	(0.64)	(0.54)	(0.53)
Realized gains	—	(0.03)	(0.04)	—	—
Total distributions	(0.74)	(0.79)	(0.68)	(0.54)	(0.53)
Net asset value, end of year	$46.43	$40.74	$40.91	$38.56	$31.38
Total Return at Net Asset Value[3]	15.96%	1.55%	7.91%	24.84%	26.98%
Total Return at Market Value[3]	15.98%	1.61%	7.85%	25.10%	28.86%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$689,504	$366,679	$343,682	$242,970	$182,025
Average Net Assets (000’s omitted)	499,579	331,701	296,609	201,920	163,192
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.42%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.52%	0.62%	0.61%	0.68%	0.71%
Net investment income, net of waivers and reimbursements	1.89%	1.92%	1.70%	1.66%	1.93%[2]
Portfolio turnover rate[4]	15.22%	14.13%	18.79%	11.98%	23.47%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.02 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.85%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer Mid Cap Revenue ETF

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value, beginning of year	$47.74	$49.39	$47.75	$38.00	$29.88
Net investment income[1]	0.56	0.44	0.41	0.34	0.39 [2]
Net realized and unrealized gain (loss) on investments	8.68	(1.63)	1.79	9.97	8.18
Total gain (loss) from investment operations	9.24	(1.19)	2.20	10.31	8.57
Less Distributions from:
Net investment income	(0.67)	(0.46)	(0.39)	(0.34)	(0.31)
Realized gains	—	—	(0.17)	(0.22)	(0.14)
Total distributions	(0.67)	(0.46)	(0.56)	(0.56)	(0.45)
Net asset value, end of year	$56.31	$47.74	$49.39	$47.75	$38.00
Total Return at Net Asset Value[3]	19.46%	(2.39)%	4.63%	27.28%	28.95%
Total Return at Market Value[3]	19.45%	(2.38)%	5.05%	27.14%	29.25%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$329,502	$186,252	$242,092	$205,404	$123,565
Average Net Assets (000’s omitted)	250,624	210,021	223,753	167,424	115,203
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.43%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.56%	0.72%	0.68%	0.73%	0.80%
Net investment income, net of waivers and reimbursements	1.05%	0.94%	0.84%	0.78%	1.17%[2]
Portfolio turnover rate[4]	46.40%	22.23%	13.93%	24.19%	44.42%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.05 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.03%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer Small Cap Revenue ETF

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value, beginning of year	$55.06	$58.05	$56.25	$43.82	$33.71
Net investment income[1]	0.55	0.36	0.39	0.26	0.38 [2]
Net realized and unrealized gain (loss) on investments	10.85	(2.97)	1.89	12.81	10.22
Total gain (loss) from investment operations	11.40	(2.61)	2.28	13.07	10.60
Less Distributions from:
Net investment income	(0.43)	(0.38)	(0.38)	(0.52)	(0.35)
Realized gains	—	—	(0.10)	(0.12)	(0.14)
Total distributions	(0.43)	(0.38)	(0.48)	(0.64)	(0.49)
Net asset value, end of year	$66.03	$55.06	$58.05	$56.25	$43.82
Total Return at Net Asset Value[3]	20.75%	(4.46)%	4.06%	30.03%	31.74%
Total Return at Market Value[3]	20.76%	(4.51)%	4.24%	30.38%	31.53%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$554,751	$297,421	$374,516	$292,584	$153,441
Average Net Assets (000’s omitted)	427,452	317,271	322,714	232,088	129,239
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.43%	0.54%	0.54%	0.54%	0.54%
Expenses, prior to expense waivers and reimbursements	0.54%	0.68%	0.67%	0.72%	0.79%
Net investment income, net of waivers and reimbursements	0.86%	0.68%	0.69%	0.51%	0.99%[2]
Portfolio turnover rate[4]	46.33%	44.07%	21.21%	10.69%	39.39%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.12 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.69%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer Financials Sector Revenue ETF

For a share outstanding throughout each year presented.

	Year Ended June 30,
	2017	2016	2015	2014	2013
Per Share Operating Performance:
Net asset value, beginning of year	$45.61	$50.02	$46.54	$39.35	$27.62
Net investment income[1]	0.70	0.66	0.54	0.45	0.38 [2]
Net realized and unrealized gain (loss) on investments	15.65	(4.38)	3.44	7.17	11.71
Total gain (loss) from investment operations	16.35	(3.72)	3.98	7.62	12.09
Less Distributions from:
Net investment income	(0.69)	(0.69)	(0.50)	(0.43)	(0.36)
Net asset value, end of year	$61.27	$45.61	$50.02	$46.54	$39.35
Total Return at Net Asset Value[3]	36.14%	(7.49)%	8.57%	19.44%	44.09%
Total Return at Market Value[3]	36.20%	(7.58)%	8.66%	19.32%	44.24%
Ratios/Supplemental Data:
Net assets, end of year (000’s omitted)	$33,699	$20,524	$32,513	$32,577	$29,509
Average Net Assets (000’s omitted)	26,491	25,009	33,925	31,390	12,464
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.49%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers and reimbursements	0.81%	0.91%	0.77%	0.80%	1.03%
Net investment income, net of waivers and reimbursements	1.28%	1.40%	1.11%	1.03%	1.12%[2]
Portfolio turnover rate[4]	17.70%	20.42%	12.79%	13.27%	20.20%

[1]	Based on average daily shares outstanding.
[2]	For the year ended June 30, 2013, net investment income per share reflects a special dividend which amounted to $0.004 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.11%.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer Ultra Dividend Revenue ETF

For a share outstanding throughout each period/year presented.

	Year Ended June 30,			For the Period October 1, 2013[1] Through June 30, 2014
	2017	2016	2015
Per Share Operating Performance:
Net asset value, beginning of period/year	$31.52	$28.81	$28.72	$24.87
Net investment income[2]	1.50	1.21	1.20	0.91
Net realized and unrealized gain on investments	1.96	2.66	0.03 [3]	3.39
Total gain from investment operations	3.46	3.87	1.23	4.30
Less Distributions from:
Net investment income	(1.14)	(1.16)	(1.11)	(0.45)
Realized gains	(0.02)	—	(0.03)	—
Total distributions	(1.16)	(1.16)	(1.14)	(0.45)
Net asset value, end of period/year	$33.82	$31.52	$28.81	$28.72
Total Return at Net Asset Value[4]	11.10%	13.91%	4.30%	17.46%
Total Return at Market Value[4]	11.18%	13.90%	4.19%	17.58%
Ratios/Supplemental Data:
Net assets, end of period/year (000’s omitted)	$510,630	$110,330	$66,254	$22,976
Average Net Assets (000’s omitted)	333,853	67,190	47,799	10,504
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.41%	0.49%	0.49%	0.49	% [5]
Expenses, prior to expense waivers and reimbursements	0.52%	0.75%	0.72%	1.18%[5]
Net investment income, net of waivers and reimbursements	4.48%	4.19%	4.06%	4.57%[5]
Portfolio turnover rate[6]	80.57%	208.25%	51.83%	37.43%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	The amount shown for a share outstanding throughout the period may not correlate with the Statements of Operations for the period due to timing of sales and repurchase of creation unit Fund shares in relation to income earned and/or fluctuating value of the investments of the Fund.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[5]	Annualized for periods less than one full year.
[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer ESG Revenue ETF

For a share outstanding throughout each period presented.

For the Period October 31, 2016[1] Through June 30, 2017
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.40
Net realized and unrealized gain on investments	3.28
Total gain from investment operations	3.68
Less Distributions from:
Net investment income	(0.26)
Net asset value, end of period	$28.42
Total Return at Net Asset Value[3]	14.78%
Total Return at Market Value[3]	14.82%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$22,736
Average Net Assets (000’s omitted)	21,828
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.40%[4]
Expenses, prior to expense waivers and reimbursements	0.78%[4]
Net investment income, net of waivers and reimbursements	2.22%[4]
Portfolio turnover rate[5]	42.11%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized for periods less than one full year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Financial Highlights — continued
Oppenheimer Global ESG Revenue ETF

For a share outstanding throughout each period presented.

For the Period October 31, 2016[1] Through June 30, 2017
Per Share Operating Performance:
Net asset value, beginning of period	$25.00
Net investment income[2]	0.38
Net realized and unrealized gain on investments	2.97
Total gain from investment operations	3.35
Less Distributions from:
Net investment income	(0.21)
Net asset value, end of period	$28.14
Total Return at Net Asset Value[3]	13.49%
Total Return at Market Value[3]	14.97%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$19,697
Average Net Assets (000’s omitted)	18,443
Ratio to average net assets of:
Expenses, net of expense waivers and reimbursements	0.45%[4]
Expenses, prior to expense waivers and reimbursements	1.18%[4]
Net investment income, net of waivers and reimbursements	2.15%[4]
Portfolio turnover rate[5]	78.36%

[1]	Commencement of operations.
[2]	Based on average daily shares outstanding.
[3]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the year, reinvestment of all dividends and distributions at net asset value during the year and redemption on the last day of the year at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the year, reinvestment of all dividends and distributions at market value during the year, and sale at the market value on the last day of the year. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.
[4]	Annualized for periods less than one full year.
[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements
June 30, 2017

1.	Organization

Oppenheimer Revenue Weighted ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which, as of the date of this report, is comprised of seven active funds (collectively, the “Funds” and each individually a “Fund”). The Funds are investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services Investment Companies. The Oppenheimer Large Cap Revenue ETF, the Oppenheimer Mid Cap Revenue ETF, the Oppenheimer Small Cap Revenue ETF, the Oppenheimer Global ESG Revenue ETF, and the Oppenheimer ESG Revenue ETF are diversified funds under the Act. The Oppenheimer Financials Sector Revenue ETF and the Oppenheimer Ultra Dividend Revenue ETF are not diversified. Each Fund’s investment objective is to outperform the total return performance of the Fund’s corresponding benchmark index (each a “Benchmark Index” and, collectively, the “Benchmark Indexes”). The Trust’s investment adviser is VTL Associates, LLC (“VTL” or the “Adviser”).

On November 10, 2016, the Board of Trustees of the Funds, upon the recommendation of the Funds’ Adviser, approved a plan to liquidate Oppenheimer Navellier Overall A-100 Revenue ETF. The Fund liquidated on December 26, 2016. On February 14, 2017, the Board of Trustees of the Funds, upon the recommendation of the Funds’ Adviser, approved a plan to liquidate Oppenheimer ADR Revenue ETF and Oppenheimer Global Growth Revenue ETF Funds. The Funds liquidated on March 16, 2017.

The following is a summary of significant accounting policies followed in the Funds’ preparation of financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).

2.	Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The Trust’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies, currency holdings and other assets and liabilities are translated into U.S. dollars as of the 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “NYSE”) is open for trading. Amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the transaction date. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees (the “Board”).

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust’s Statements of Operations.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. GAAP, are recorded on the ex-dividend date. Income distributions, if any, are declared and paid quarterly. Capital gain distributions, if any, are declared and paid annually.

The tax character of distributions is determined as of the Funds’ fiscal year end. Therefore, a portion of the Funds’ distributions made to shareholders prior to the Funds’ fiscal year end may ultimately be categorized as a tax return of capital. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Notes to Financial Statements — continued
June 30, 2017

The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Expenses — Expenses of the Trust which are directly identifiable to a specific Fund are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

Return of Capital Estimates. Distributions received from the Trust’s investments in Real Estate Investments Trusts (REITs) generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each REIT and other industry sources. These estimates may subsequently be revised based on information received from REITs after their tax reporting periods are concluded.

Custodian Fees. “BNY Fund Services fees” in the Statements of Operations may include interest expense incurred by the Funds on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Funds may pay interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Funds.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Federal Taxes. The Funds intend to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Funds’ tax return filings generally remains open for the three preceding fiscal reporting period ends. The Funds have analyzed their tax positions for the fiscal year ended June 30, 2017, including open tax years, and do not believe there are any uncertain tax positions requiring recognition in the Funds’ financial statements.

The tax components of capital shown in the following table represent distribution requirements the Funds must satisfy under the income tax regulations, losses the Funds may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Fund	Undistributed Net Investment Income	Undistributed Long-Term Gain	Capital Loss Carryforwards	Post-October Capital Losses[3]	Net Unrealized Appreciation (Depreciation) Based on cost of Securities and Other Investments for Federal Income Tax Purposes
Oppenheimer Large Cap Revenue ETF	$3,072,117	$—	$(1,351,069)[1]	$—	$85,235,343
Oppenheimer Mid Cap Revenue ETF	—	—	(6,993,346)[1]	—	36,395,588
Oppenheimer Small Cap Revenue ETF	1,051,924	—	(13,376,930)[1]	—	42,425,390
Oppenheimer Financials Sector Revenue ETF	91,319	—	(37,292)[2]	—	6,548,404
Oppenheimer Ultra Dividend Revenue ETF	5,302,588	—	(518,242)[1]	—	(32,982,245)
Oppenheimer ESG Revenue ETF	114,271	—	—	—	2,072,610
Oppenheimer Global ESG Revenue ETF	129,714	—	—	—	884,839

[1]	During the reporting period, the Funds did not utilize any capital loss carryforward.
[2]	During the reporting period, the Fund utilized $404,192 of capital loss carryforward to offset capital gains realized in that fiscal year.
[3]	At period end, the Fund elected to treat all, or a portion of, post-October losses as arising on the first day of the following taxable year.

Notes to Financial Statements — continued
June 30, 2017

At June 30, 2017, the Funds have capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Fund	Capital Loss Available Through 2019	Short Term Post-Effective No Expiration	Long Term Post-Effective No Expiration	Total
Oppenheimer Large Cap Revenue ETF	$—	$—	$1,351,069	$1,351,069
Oppenheimer Mid Cap Revenue ETF	—	3,643,472	3,349,874	$6,993,346
Oppenheimer Small Cap Revenue ETF	—	211,174	13,165,756	$13,376,930
Oppenheimer Financials Sector Revenue ETF	37,292	—	—	$37,292
Oppenheimer Ultra Dividend Revenue ETF	—	518,242	—	$518,242
Oppenheimer ESG Revenue ETF	—	—	—	$—
Oppenheimer Global ESG Revenue ETF	—	—	—	$—

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains are determined in accordance with federal income tax requirements, which may differ from the character of net investment income or net realized gains presented in those financial statements in accordance with U.S. GAAP. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for the reporting period. Net assets of each Fund were unaffected by the reclassifications.

Fund	Increase (Decrease) to Paid-in-Capital	Increase (Decrease) to Accumulated Net Investment Income	Increase (Decrease) to Accumulated Net Realized Gain/Loss on Investments
Oppenheimer Large Cap Revenue ETF	$16,157,824	$(10,030)	$(16,147,794)
Oppenheimer Mid Cap Revenue ETF	3,457,204	3,828	(3,461,032)
Oppenheimer Small Cap Revenue ETF	17,755,599	(4,316)	(17,751,283)
Oppenheimer Financials Sector Revenue ETF	845,368	—	(845,368)
Oppenheimer Ultra Dividend Revenue ETF	38,988,802	(44)	(38,988,758)
Oppenheimer ESG Revenue ETF	537,728	—	(537,728)
Oppenheimer Global ESG Revenue ETF	1,185,184	4,834	(1,190,018)

The tax character of distributions paid during the reporting periods:

	Period/Year Ended June 30, 2017			Year Ended June 30, 2016
Fund	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total	Distributions Paid from Ordinary Income	Distributions Paid from Long-Term Capital Gains	Total
Oppenheimer Large Cap Revenue ETF	$7,952,583	$—	$7,952,583	$6,322,311	$234,365	$6,556,676
Oppenheimer Mid Cap Revenue ETF	2,968,690	—	2,968,690	2,125,196	—	2,125,196
Oppenheimer Small Cap Revenue ETF	2,898,715	—	2,898,715	2,283,532	—	2,283,532
Oppenheimer Financials Sector Revenue ETF	316,657	—	316,657	372,325	—	372,325
Oppenheimer Ultra Dividend Revenue ETF	10,429,140	191,316	10,620,456	2,568,683	—	2,568,683
Oppenheimer ESG Revenue ETF	210,664	—	210,664	—	—	—
Oppenheimer Global ESG Revenue ETF	148,617	—	148,617	—	—	—

Notes to Financial Statements — continued
June 30, 2017

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Fund	Federal Tax Cost of Securities	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oppenheimer Large Cap Revenue ETF	$610,810,837	$103,459,793	$(18,224,450)	$85,235,343
Oppenheimer Mid Cap Revenue ETF	342,403,494	50,312,907	(13,917,319)	36,395,588
Oppenheimer Small Cap Revenue ETF	578,370,455	87,961,140	(45,535,750)	42,425,390
Oppenheimer Financials Sector Revenue ETF	27,110,654	6,710,292	(161,888)	6,548,404
Oppenheimer Ultra Dividend Revenue ETF	620,377,025	9,423,892	(42,406,137)	(32,982,245)
Oppenheimer ESG Revenue ETF	20,646,007	2,399,575	(326,965)	2,072,610
Oppenheimer Global ESG Revenue ETF	18,970,057	1,122,374	(237,535)	884,839

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncement. In October 2016, the Securities and Exchange Commission (“SEC”) adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosure in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments and investments in, and advances to affiliates and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is for reporting periods after August 1, 2017. OFI Global Asset Management, Inc., an affiliated company of the Adviser, is currently evaluating the amendments and their impact, if any, on the Funds’ financial statements.

3.	Securities Valuation

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon calculates each Fund’s NAV 4:00 p.m., Eastern Time on each day that the NYSE is open, except in the case of a scheduled early closing of the NYSE, in which case the Fund will calculate the NAV of the shares as of the scheduled early closing time of the NYSE.

Valuation Methods and Inputs. Securities traded on a national securities exchange are valued based on the official closing price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820 (“Topic 820”), establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices in an active market for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements — continued
June 30, 2017

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of June 30, 2017 in valuing the Funds’ assets carried at fair value:

	(Level 1)			(Level 2)		(Level 3)
Fund	Common Stock	Preferred Stock	Money Market Funds	Common Stock	Preferred Stock	Common Stock	Total
Oppenheimer Large Cap Revenue ETF	$687,531,254	$—	$8,514,926	$—	$—	$—	$696,046,180
Oppenheimer Mid Cap Revenue ETF	328,840,793	—	49,958,289	—	—	—	378,799,082
Oppenheimer Small Cap Revenue ETF	553,722,533	—	67,073,312	—	—	—	620,795,845
Oppenheimer Financials Sector Revenue ETF	33,659,058	—	—	—	—	—	33,659,058
Oppenheimer Ultra Dividend Revenue ETF	508,377,296	—	79,017,484	—	—	—	587,394,780
Oppenheimer ESG Revenue ETF	22,654,928	—	63,689	—	—	—	22,718,617
Oppenheimer Global ESG Revenue ETF	19,346,712	285,926	185,488	—	—	—	19,818,126

At June 30, 2017, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose transfers between levels based on valuations at the beginning of the reporting period.

For the year ended June 30, 2017, there were no transfers between levels.

4.	Securities Lending

Each Fund may lend portfolio securities up to one-third of a Fund’s total assets to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of U.S. dollar cash and/or U.S. government securities is maintained at all times. The cash collateral can be invested in a certain money market mutual fund, which may also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash invested in the money market mutual fund or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned and unrealized gain or loss on the securities loaned is accounted for in the same manner as the income and gain or loss on other securities. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

Notes to Financial Statements — continued
June 30, 2017

The value of loaned securities and related collateral outstanding at June 30, 2017 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of June 30, 2017, the cash collateral was invested in a government money market mutual fund and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of June 30, 2017

	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Oppenheimer Large Cap Revenue ETF
Money Market Mutual Fund	8,514,926	—	—	—	8,514,926
U.S. Government Securities	—	313,687	618,645	24,772,797	25,705,129
Total	8,514,926	313,687	618,645	24,772,797	34,220,055
Oppenheimer Mid Cap Revenue ETF
Money Market Mutual Fund	49,958,289	—	—	—	49,958,289
U.S. Government Securities	—	646,544	1,521,892	50,462,450	52,630,886
Total	49,958,289	646,544	1,521,892	50,462,450	102,589,175
Oppenheimer Small Cap Revenue ETF
Money Market Mutual Fund	67,073,312	—	—	—	67,073,312
U.S. Government Securities	—	900,574	2,193,817	64,748,689	67,843,080
Total	67,073,312	900,574	2,193,817	64,748,689	134,916,392
Oppenheimer Financials Sector Revenue ETF
Money Market Mutual Fund	—	—	—	—	—
U.S. Government Securities	—	—	3,857	95,683	99,540
Total	—	—	3,857	95,683	99,540
Oppenheimer Ultra Dividend Revenue ETF
Money Market Mutual Fund	79,017,484	—	—	—	79,017,484
U.S. Government Securities	—	432,106	537,077	54,744,473	55,713,656
Total	79,017,484	432,106	537,077	54,744,473	134,731,140
Oppenheimer ESG Revenue ETF
Money Market Mutual Fund	63,689	—	—	—	63,689
U.S. Government Securities	—	396	335	38,145	38,876
Total	63,689	396	335	38,145	102,565
Oppenheimer Global ESG Revenue ETF
Money Market Mutual Fund	185,488	—	—	—	185,488
U.S. Government Securities	—	42	36	4,089	4,167
Total	185,488	42	36	4,089	189,655

Notes to Financial Statements — continued
June 30, 2017

Master Netting Arrangements. For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2017, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting provisions in the Securities Lending Authorization Agreement are detailed in the following table:

	Assets				Liabilities
Fund	Gross Amounts Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Cash Collateral Received*	Gross Amounts Not Offset in the Statements of Assets and Liabilities Non-cash Collateral Received*	Net Amount	Gross Amounts Presented in Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities Collateral Received	Net Amount
Oppenheimer Large Cap Revenue ETF	$33,457,428	$(7,752,299)	$(25,705,129)	$—	$—	$—	$—
Oppenheimer Mid Cap Revenue ETF	99,887,453	(47,256,567)	(52,630,886)	—	—	—	—
Oppenheimer Small Cap Revenue ETF	131,465,633	(63,622,553)	(67,843,080)	—	—	—	—
Oppenheimer Financials Sector Revenue ETF	97,512	—	(97,512)	—	—	—	—
Oppenheimer Ultra Dividend Revenue ETF	131,529,845	(75,816,189)	(55,713,656)	—	—	—	—
Oppenheimer ESG Revenue ETF	100,768	(61,892)	(38,876)	—	—	—	—
Oppenheimer Global ESG Revenue ETF	180,260	(176,093)	(4,167)	—	—	—	—

*	The amount of collateral presented is limited such that the net amount cannot be less than zero.
5.	Investments and Risks

Risks of Foreign Investing. The Funds may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Funds to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of investments denominated in that foreign currency and in the value of any income or distributions the Funds may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Funds to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Funds do not price their shares. At times, the Funds may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of a Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Notes to Financial Statements — continued
June 30, 2017

6.	Market Risk Factors

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

7.	Shares of Beneficial Interest

As of June 30, 2017, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Retail investors may only purchase and sell Fund shares at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its NAV depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Fund shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a participant agreement with the OppenheimerFunds Distributor, Inc. (“OFDI” or the “Distributor”). Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated basket of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

8.	Purchases & Sales of Securities

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and sales and short-term investments) for the year ended June 30, 2017, were as follows:

Fund	Purchases	Sales
Oppenheimer Large Cap Revenue ETF	$100,529,381	$76,356,942
Oppenheimer Mid Cap Revenue ETF	126,621,790	116,289,154
Oppenheimer Small Cap Revenue ETF	208,580,237	198,456,597
Oppenheimer Financials Sector Revenue ETF	4,674,106	6,157,280
Oppenheimer Ultra Dividend Revenue ETF	431,674,790	269,223,296
Oppenheimer ESG Revenue ETF	9,191,900	10,392,145
Oppenheimer Global ESG Revenue ETF	21,013,078	14,375,519

For the year ended June 30, 2017, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Oppenheimer Large Cap Revenue ETF	$275,121,991	$39,725,128
Oppenheimer Mid Cap Revenue ETF	106,098,292	9,411,246
Oppenheimer Small Cap Revenue ETF	238,185,862	50,178,807
Oppenheimer Financials Sector Revenue ETF	11,891,571	3,829,317
Oppenheimer Ultra Dividend Revenue ETF	663,840,782	428,993,327
Oppenheimer ESG Revenue ETF	27,056,367	5,808,777
Oppenheimer Global ESG Revenue ETF	21,273,261	10,359,993

Notes to Financial Statements — continued
June 30, 2017

9.	Fees and Other Transactions with Affiliates

Management Fees. VTL has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. Under the investment advisory agreement, the Adviser receives an advisory fee paid by the Funds based on the daily net assets of each Fund.

Prior to October 28, 2016, the Funds paid the Adviser the following annualized fees:

Fund	Management Fees	Expense Limit
Oppenheimer Large Cap Revenue ETF	0.45%	0.49%
Oppenheimer Mid Cap Revenue ETF	0.50%	0.54%
Oppenheimer Small Cap Revenue ETF	0.50%	0.54%
Oppenheimer Financials Sector Revenue ETF	0.45%	0.49%
Oppenheimer Ultra Dividend Revenue ETF	0.45%	0.49%

Effective October 28, 2016, the Funds pay the Adviser the following annualized fees:

Fund	Management Fees	Expense Limit
Oppenheimer Large Cap Revenue ETF	0.39%	0.39%
Oppenheimer Mid Cap Revenue ETF	0.39%	0.39%
Oppenheimer Small Cap Revenue ETF	0.39%	0.39%
Oppenheimer Financials Sector Revenue ETF	0.45%	0.49%
Oppenheimer Ultra Dividend Revenue ETF	0.39%	0.39%
Oppenheimer ESG Revenue ETF	0.40%	0.40%
Oppenheimer Global ESG Revenue ETF	0.45%	0.45%

Waivers and Reimbursements of Expenses. The Trust and the Adviser have entered into written fee waiver and expense reimbursement agreements pursuant to which the Adviser has agreed to waive all or a portion of its fees and/or reimburse expenses to the extent necessary to keep fund expenses (excluding any acquired fund fees and expenses, taxes, interest, brokerage fees, certain insurance costs and other non-routine expenses) for the Funds from exceeding the percentage of each Fund’s daily net assets in the column “Expense Limit” in the above tables. Under this agreement, the Adviser retains the right to seek reimbursement from each Fund of fees previously waived or expenses previously reimbursed to the extent such fees were waived or expenses were reimbursed within three years of such reimbursement (effective for all Funds beginning in October 2015, except ESG and Global ESG, which have maintained the right of reimbursement since their inception on October 31, 2016), provided such reimbursement does not cause each Fund to exceed the lower of (a) any applicable fee waiver and expense reimbursement agreement that was in place at the time the fees were waived or expenses were reimbursed or (b) any applicable fee waiver and expense reimbursement agreement in place for the Funds at the time the Funds would make such repayment. These agreements will remain in effect and will be contractually binding until October 25, 2018, after which they may be terminated or revised. During the reporting period, one or more of the Funds invested in another Fund advised by VTL (“Affiliated Fund”). The Adviser decided to waive any Management Fees incurred from the investment in the Affiliated Fund.

Notes to Financial Statements — continued
June 30, 2017

For the periods ended June 30, 2017, the Adviser waived fees and/or reimbursed expenses for each Fund as follows.

Each Fund may recoup such waivers until the date indicated.

Fund:	Expenses Reimbursed:	Recoupment Balance:	Recoupment Expiration:
Oppenheimer Large Cap Revenue ETF	$344,337	$344,337	6/30/2019
	546,288	546,288	6/30/2020
Total	890,625	890,625
Oppenheimer Mid Cap Revenue ETF	281,135	281,135	6/30/2019
	336,480	336,480	6/30/2020
Total	617,615	617,615
Oppenheimer Small Cap Revenue ETF	350,636	350,636	6/30/2019
	495,491	495,491	6/30/2020
Total	846,127	846,127
Oppenheimer Financials Sector Revenue ETF	78,895	78,895	6/30/2019
	85,003	85,003	6/30/2020
Total	163,898	163,898
Oppenheimer Ultra Dividend Revenue ETF	132,110	132,110	6/30/2019
	369,998	369,998	6/30/2020
Total	502,108	502,108
Oppenheimer ESG Revenue ETF	56,411	56,411	6/30/2020
Total	56,411	56,411
Oppenheimer Global ESG Revenue ETF	90,045	90,045	6/30/2020
Total	90,045	90,045

Administrator, Custodian, Fund Accounting and Transfer Agent Fees. The Bank of New York Mellon serves as the administrator, custodian, fund accountant and transfer agent for each Fund.

Distributor Fees. OppenheimerFunds Distributor, Inc. (“OFDI”) acts as the Funds’ principal underwriter. The Trust has adopted a distribution and services plan (“12b-1”) pursuant to rule 12b-1 under the Act. Each Fund is authorized to pay an amount up to a maximum annual rate of 0.25% of its average daily net assets for distribution related activities. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.

Trustees’ Fees. The Trust compensates each Trustee who is not an officer or employee of the Adviser. No Trustee of the Trust who is also an officer or employee of the Adviser receives any compensation from the Trust for services to the Trust.

Licensing Fee Agreements. The Adviser has licensed each Fund to use certain trademarks that are owned by the Adviser. No fees were charged to the Funds for this license.

Related Party. The Interested Trustee and Officers of the Funds are also Trustees of companies affiliated with OFI Global Asset Management, Inc., OFDI, and the Adviser.

Organization and Offering Costs. VTL has directly assumed all organization and initial offering costs of Oppenheimer Global ESG Revenue ETF and Oppenheimer ESG Revenue ETF.

10.	Subsequent Event

At the August 23, 2017 Board meeting, the Board approved an amendment to the current investment advisory agreement changing the Funds’ advisory fees to a unitary fee structure that will be effective October 2017. The Board also approved a rescission of the fee waiver and expense reimbursement agreement between the Trust and VTL, such rescission will be effective upon implementation of the amended Advisory Agreement and the Adviser does not intend to recoup previously waived fees.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Oppenheimer Revenue Weighted ETF Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Oppenheimer Revenue Weighted ETF Trust comprising Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF, Oppenheimer Financials Sector Revenue ETF, Oppenheimer Ultra Dividend Revenue ETF, Oppenheimer ESG Revenue ETF, and Oppenheimer Global ESG Revenue ETF (the “Funds”) as of June 30, 2017, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended for Oppenheimer Large Cap Revenue ETF, Oppenheimer Mid Cap Revenue ETF, Oppenheimer Small Cap Revenue ETF, Oppenheimer Financials Sector Revenue ETF, and Oppenheimer Ultra Dividend Revenue ETF, and the related statements of operations and changes in net assets, and the financial highlights for the period October 31, 2016 (commencement of operations) to June 30, 2017, for Oppenheimer ESG Revenue ETF and Oppenheimer Global ESG Revenue ETF (collectively, for all Funds presented, the “financial statements”). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The Funds’ financial highlights for the periods ended on or prior to June 30, 2015, were audited by other auditors, whose report dated August 25, 2015, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Oppenheimer Revenue Weighted ETF Trust as of June 30, 2017, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD
Cleveland, Ohio
August 25, 2017

Trustees and Officers

Independent Trustees
Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
INDEPENDENT TRUSTEES
The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Robert J. Malone, Chairman of the Board of Trustees (since 2016) and Trustee (since 2015) Year of Birth: 1944
Chairman—Colorado Market of MidFirst Bank (since January 2015); Chairman of the Board (2012 – 2016) and Director (August 2005 – January 2016) of Jones International University (educational organization); Trustee of the Gallagher Family Foundation (non-profit organization) (2000 – 2016); Chairman, Chief Executive Officer and Director of Steele Street Bank Trust (commercial banking) (August 2003 – January 2015); Director of Opera Colorado Foundation (non-profit organization) (2008 – 2012); Director of Colorado UpLIFT (charitable organization) (1986 – 2010); Director of Jones Knowledge, Inc. (2006 – 2010); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996 – April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993 – 2000); Director of U.S. Exploration, Inc. (oil and gas exploration) (1997 – February 2004); Chairman of the Board (1991 – 1994) and Trustee (1985 – 1994) of Regis University; and Chairman of the Board (1990 – 1991) and Member (1984 – 1999) of Young Presidents Organization. Oversees 42 portfolios in the OppenheimerFunds complex. Mr. Malone has served on the Boards of certain Oppenheimer funds since 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Andrew J. Donohue, Trustee (since 2017) Year of Birth: 1950
Chief of Staff of the U.S. Securities and Exchange Commission (regulator) (June 2015 – February 2017); Managing Director and Investment Company General Counsel of Goldman Sachs (investment bank) (November 2012 – May 2015); Partner at Morgan Lewis & Bockius, LLP (law firm) (March 2011 – October 2012); Director of the Division of Investment Management of U.S. Securities and Exchange Commission (regulator) (May 2006 – November 2010); Global General Counsel of Merrill Lynch Investment Managers (investment firm) (May 2003 – May 2006); General Counsel (October 1991 – November 2001) and Executive Vice President (January 1993 – November 2001) of OppenheimerFunds, Inc. (investment firm) (June 1991 – November 2001). Oversees 42 portfolios in the OppenheimerFunds complex. Mr. Donohue has served on the Boards of certain Oppenheimer funds since 2017, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Board’s deliberations.

Trustees and Officers — continued

Independent Trustees — continued
Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
Jon S. Fossel, Trustee (since 2015) Year of Birth: 1942
Chairman of the Board of Jack Creek Preserve Foundation (non-profit organization) (2005 – 2015); Director of Jack Creek Preserve Foundation (non-profit organization) (since March 2005); Chairman of the Board (2006 – December 2011) and Director (June 2002 – December 2011) of UNUMProvident (insurance company); Director of Northwestern Energy Corp. (public utility corporation) (November 2004 – December 2009); Director of P.R. Pharmaceuticals (October 1999 – October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization) (February 1998 – February 2003 and February 2005 – February 2007); Chairman and Director (until October 1996) and President and Chief Executive Officer (until October 1995) of the OppenheimerFunds, Inc.; President, Chief Executive Officer and Director of the following: Oppenheimer Acquisition Corp. (“OAC”) (parent holding company of OppenheimerFunds, Inc.), Shareholders Services, Inc. and Shareholder Financial Services, Inc. (until October 1995). Oversees 42 portfolios in the OppenheimerFunds complex. Mr. Fossel has served on the Boards of certain Oppenheimer funds since 1990, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Richard F. Grabish, Trustee (since 2015) Year of Birth: 1948
Formerly Senior Vice President and Assistant Director of Sales and Marketing (March 1997 – December 2007), Director (March 1987 – December 2007) and Manager of Private Client Services (June 1985 – June 2005) of A.G. Edwards & Sons, Inc. (broker/dealer and investment firm); Chairman and Chief Executive Officer of A.G. Edwards Trust Company, FSB (March 2001 – December 2007); President and Vice Chairman of A.G. Edwards Trust Company, FSB (investment adviser) (April 1987 – March 2001); President of A.G. Edwards Trust Company, FSB (investment adviser) (June 2005 – December 2007). Oversees 42 portfolios in the OppenheimerFunds complex. Mr. Grabish has served on the Boards of certain Oppenheimer funds since 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Beverly L. Hamilton, Trustee (since 2015) Year of Birth: 1946
Trustee of Monterey Institute for International Studies (educational organization) (2000 – 2014); Board Member of Middlebury College (educational organization) (December 2005 – June 2011); Director (1991 – 2016), Vice Chairman of the Board (2006 – 2009) and Chairman of the Board (2010 – 2013) of American Funds’ Emerging Markets Growth Fund, Inc. (mutual fund); Director of The California Endowment (philanthropic organization) (April 2002 – April 2008); Director (February 2002 – 2005) and Chairman of Trustees (2006 – 2007) of the Community Hospital of Monterey Peninsula; President of ARCO Investment Management Company (February 1991 – April 2000); Member of the investment committees of The Rockefeller Foundation (2001 – 2006) and The University of Michigan (since 2000); Advisor at Credit Suisse First Boston’s Sprout venture capital unit (venture capital fund) (1994 – January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996 – June 2004); Trustee of MML Series Investment Fund (investment company) (April 1989 – June 2004); Member of the investment committee of Hartford Hospital (2000 – 2003); and Advisor to Unilever (Holland) pension fund (2000 – 2003). Oversees 42 portfolios in the OppenheimerFunds complex. Ms. Hamilton has served on the Boards of certain Oppenheimer funds since 2002, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Trustees and Officers — continued

Independent Trustees — continued
Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
Victoria J. Herget, Trustee (since 2015) Year of Birth: 1951
Board Chair (2008 – 2015) and Director (2004 – Present), United Educators (insurance company); Trustee (since 2000) and Chair (since 2010), Newberry Library (independent research library); Trustee, Mather LifeWays (senior living organization) (since 2001); Independent Director of the First American Funds (mutual fund family) (2003 – 2011); former Managing Director (1993 – 2001), Principal (1985 – 1993), Vice President (1978 – 1985) and Assistant Vice President (1973 – 1978) of Zurich Scudder Investments (investment adviser) (and its predecessor firms); Trustee (1992 – 2007), Chair of the Board of Trustees (1999 – 2007), Investment Committee Chair (1994 – 1999) and Investment Committee member (2007 – 2010) of Wellesley College; Trustee, BoardSource (non-profit organization) (2006 – 2009) and Chicago City Day School (K-8 School) (1994 – 2005). Oversees 42 portfolios in the OppenheimerFunds complex. Ms. Herget has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

F. William Marshall, Jr., Trustee (since 2015) Year of Birth: 1942
Trustee Emeritus of Worcester Polytech Institute (WPI) (private university) (since 2009); Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company) (1996 – 2015), MML Series Investment Fund (investment company) (1996 – 2015) and Mass Mutual Premier Funds (investment company) (January 2012 – December 2015); President and Treasurer of the SIS Charitable Fund (private charitable fund) (January 1999 – March 2011); Former Trustee of WPI (1985 – 2008); Former Chairman of the Board (2004 – 2006) and Former Chairman of the Investment Committee of WPI (1994 – 2008); Chairman of SIS Family Bank, F.S.B. (formerly SIS Bank) (commercial bank) (January 1999 – July 1999); Executive Vice President of Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999 – July 1999); and Former President and Chief Executive Officer of SIS Bancorp. (1993 – 1999). Oversees 42 portfolios in the OppenheimerFunds complex. Mr. Marshall has served on the Boards of certain Oppenheimer funds since 2000, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Karen L. Stuckey, Trustee (since 2015) Year of Birth: 1953
Member (since May 2015) of Desert Mountain Community Foundation Advisory Board (non-profit organization); Partner (1990 – 2012) of PricewaterhouseCoopers LLP (professional services firm) (held various positions 1975 – 1990); Trustee (1992 – 2006); member of Executive, Nominating and Audit Committees and Chair of Finance Committee (1992 – 2006), and Emeritus Trustee (since 2006) of Lehigh University; and member, Women’s Investment Management Forum (professional organization) since inception. Oversees 42 portfolios in the OppenheimerFunds complex. Ms. Stuckey has served on the Boards of certain Oppenheimer funds since 2012, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Trustees and Officers — continued

Independent Trustees — continued
Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
James D. Vaughn, Trustee (since 2015) Year of Birth: 1945
Retired; former managing partner (1994 – 2001) of Denver office of Deloitte & Touche LLP, (held various positions 1969 – 1993); Trustee and Chairman of the Audit Committee of Schroder Funds (2003 – 2012); Board member and Chairman of Audit Committee of AMG National Trust Bank (since 2005); Trustee and Investment Committee member, University of South Dakota Foundation (since 1996); Board member, Audit Committee Member and past Board Chair, Junior Achievement (since 1993); former Board member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network. Oversees 42 portfolios in the OppenheimerFunds complex. Mr. Vaughn has served on the Boards of certain Oppenheimer funds since 2012, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

INTERESTED TRUSTEE AND OFFICER
Mr. Steinmetz is an “Interested Trustee” because he is affiliated with VTL by virtue of his positions as Chairman and director of OFI and officer and director of OFI Global Asset Management, Inc. Both as a Trustee and as an officer, Mr. Steinmetz serves for an indefinite term, or until his resignation, retirement, death or removal. Mr. Steinmetz’s address is 225 Liberty Street, New York, New York 10281 – 1008.

Arthur P. Steinmetz, Trustee, President and Principal Executive Officer (since 2015) Year of Birth: 1958
Chairman of the OppenheimerFunds, Inc. (since January 2015); CEO and Chairman of OFI Global Asset Management, Inc. (since July 2014), President of OFI Global Asset Management, Inc. (since May 2013), a Director of OFI Global Asset Management, Inc. (since January 2013), Director of OppenheimerFunds, Inc. (since July 2014), President, Management Director and CEO of Oppenheimer Acquisition Corp. (OppenheimerFunds, Inc.’s parent holding company) (since July 2014), and President and Director of OFI SteelPath, Inc. (since January 2013). Chief Investment Officer of the OppenheimerFunds advisory entities from (January 2013 – December 2013); Executive Vice President of OFI Global Asset Management, Inc. (January 2013 – May 2013); Chief Investment Officer of OppenheimerFunds, Inc. (October 2010 – December 2012); Chief Investment Officer, Fixed-Income, of OppenheimerFunds, Inc. (April 2009 – October 2010); Executive Vice President of OppenheimerFunds, Inc. (October 2009 – December 2012); Director of Fixed Income of OppenheimerFunds, Inc. (January 2009 – April 2009); and a Senior Vice President of OppenheimerFunds, Inc. (March 1993 – September 2009). An officer of 99 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUNDS
The addresses of the Officers in the chart below are as follows: for Mss. Lo Bessette, Foxson and Picciotto, 225 Liberty Street, New York, New York 10281-1008, for Mr. Petersen, 6803 S. Tucson Way, Centennial, Colorado 80112-3924; and for Messrs. Vincent Lowry, Justin Lowry and Reichert, One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, Pennsylvania 19103. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Vincent T. Lowry,[1] Vice President (since 2015) Year of Birth: 1957
Senior Vice President, VTL (since December 2015); Chief Executive Officer and Chief Investment Officer, VTL (2004 – 2015); Managing Director, Smith Barney, Inc. (1984 — 2004). A portfolio manager and officer in the OppenheimerFunds complex.

Justin V. Lowry,[1] Vice President (since 2015) Year of Birth: 1987	Vice President, VTL (since December 2015); Portfolio Manager, IMS (2009 – 2015). A portfolio manager and officer in the OppenheimerFunds complex.

[1]	Effective August 16, 2017, Vincent T. Lowry and Justin V. Lowry are no longer officers of the Funds.

Trustees and Officers — continued

Other Officers of the Fund — continued
Name, Position(s) Held with the Funds, Length of Service, Year of Birth	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Funds Complex Currently Overseen
Sean P. Reichert, Vice President (since 2015) Year of Birth: 1987
Assistant Vice President and Portfolio Manager of the Sub-Adviser (since January 2017); Portfolio Manager, VTL (since December 2015); Portfolio Manager, IMS (2009 – 2015). A portfolio manager and officer in the OppenheimerFunds complex.

Mary Ann Picciotto, Chief Compliance Officer and Chief Anti-Money Laundering Officer (since 2015) Year of Birth: 1973
Senior Vice President and Chief Compliance Officer of OFI Global Asset Management, Inc. (since March 2014); Chief Compliance Officer of Sub-Adviser, OFI SteelPath, Inc., OFI Global Trust Company, OFI Global Institutional, Inc., Oppenheimer Real Asset Management, Inc., OFI Private Investments, Inc., Harborview Asset Management Corporation, Trinity Investment Management Corporation, and Shareholder Services, Inc. (since March 2014); Chief Compliance Officer of VTL (since December 2015); Managing Director of Morgan Stanley Investment Management Inc. and certain of its various affiliated entities; Chief Compliance Officer of various Morgan Stanley Funds (May 2010 – January 2014); Chief Compliance Officer of Morgan Stanley Investment Management Inc. (April 2007 – January 2014). An officer of 99 portfolios in the OppenheimerFunds complex.

Cynthia Lo Bessette, Secretary and Chief Legal Officer (since 2016) Year of Birth: 1969
Executive Vice President, General Counsel and Secretary of OFI Global Asset Management, Inc. (since February 2016); Chief Legal Officer of OppenheimerFunds, Inc. and the Distributor (since February 2016); Vice President, General Counsel and Secretary of Oppenheimer Acquisition Corp. (since February 2016); General Counsel of OFI SteelPath, Inc., VTL Associates, LLC and Index Management Solutions, LLC (since February 2016); Chief Legal Officer of OFI Global Institutional, Inc., HarbourView Asset Management Corporation, OFI Global Trust Company, Oppenheimer Real Asset Management, Inc., OFI Private Investments Inc., Shareholder Services, Inc. and Trinity Investment Management Corporation (since February 2016); Senior Vice President and Deputy General Counsel (March 2015 – February 2016) and Executive Vice President, Vice President, Corporate Counsel (February 2012 – March 2015) and Deputy Chief Legal Officer (April 2013 – March 2015) of Jennison Associates LLC; Assistant General Counsel (April 2008 – September 2009) and Deputy General Counsel (October 2009 – February 2012) of Lord Abbett & Co. LLC. An officer of 99 portfolios in the OppenheimerFunds complex.

Jennifer Foxson, Vice President and Chief Business Officer (since 2015) Year of Birth: 1969
Senior Vice President of OppenheimerFunds Distributor, Inc. (since June 2014); Vice President of OppenheimerFunds Distributor, Inc. (April 2006 – June 2014); Vice President of OppenheimerFunds, Inc. (January 1998 – March 2006); Assistant Vice President of OppenheimerFunds, Inc. (October 1991 – December 1998). An officer of 99 portfolios in the OppenheimerFunds complex.

Brian S. Petersen, Treasurer and Principal Financial and Accounting Officer (since 2016) Year of Birth: 1970
Senior Vice President of OFI Global Asset Management, Inc. (since January 2017); Vice President of OFI Global Asset Management, Inc. (January 2013 – January 2017); Vice President of Sub-Adviser (February 2007 – December 2012); Assistant Vice President of Sub-Adviser (August 2002 – 2007). An officer of 99 portfolios in the OppenheimerFunds complex.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge upon request, by calling 1.800.CALL OPP (225.5677).

Supplemental Information

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge upon request, by calling (888) 854-8181. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Oppenheimer Revenue Weighted ETF Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of a Fund and the Fund’s net asset value may be found on the Funds’ website at http://www.oppenheimerfunds.com.

Federal Tax Status of Dividends Declared during the Tax Year

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

For Federal income tax purposes, dividends and short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below:

	QDI	DRD
Oppenheimer Large Cap Revenue ETF	100%	100%
Oppenheimer Mid Cap Revenue ETF	100%	100%
Oppenheimer Small Cap Revenue ETF	100%	100%
Oppenheimer Financials Sector Revenue ETF	100%	100%
Oppenheimer Ultra Dividend Revenue ETF	93%	91%
Oppenheimer ESG Revenue ETF	94%	89%
Oppenheimer Global ESG Revenue ETF	84%	24%

In accordance with Section 853 of the Internal Revenue Code the Funds intend to elect to pass through to its shareholders the credit for taxes paid in foreign countries during its fiscal year ended June 30, 2017. In accordance with the current tax laws, the foreign income and foreign tax as of June 30, 2017 is as follows:

	Gross Foreign Income	Foreign Taxes Paid
Oppenheimer Global ESG Revenue ETF	$247,083	$30,272

Oppenheimer Revenue Weighted ETF Trust

Investment Adviser	Independent Registered Public Accounting Firm
VTL Associates, LLC	Cohen & Company, Ltd.

Distributor	Legal Counsel
OppenheimerFunds Distributor, Inc.	Ropes & Gray LLP

Administrator, Custodian and Transfer Agent
The Bank of New York Mellon (BNY Mellon)

©2017 OppenheimerFunds, Inc. All rights reserved.

This report is submitted for the general information of the
shareholders of each Fund.

It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective
prospectus, which includes information regarding the
Funds’ risks, objectives, fees and expenses, experience of
their management, and other information.

Visit Us oppenheimerfunds.com Call Us 800 225 5677
Oppenheimer Revenue Weighted ETF Trust is distributed by OppenheimerFunds Distributor, Inc.
225 Liberty Street, New York, NY 10281-1008
© 2017 OppenheimerFunds Distributor, Inc. All rights reserved.

RA0000.011.0617        June 30, 2017

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Karen L. Stuckey. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $101,500 for 2017 and $116,000 for 2016.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2017 and $0 for 2016.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $29,400 for 2017 and $33,600 for 2016.

The principal accountant for the audit of the registrant’s annual financial statements billed $0 in fiscal 2017 and $0 in fiscal 2016 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2016.
(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Per Rule 2-01(c)(7)(A), the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services may be waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to its principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows: 0%
(f)	No response required.
(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $29,400 for 2017 and $33,600 for 2016.
(h)	The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Oppenheimer Revenue Weighted ETF Trust

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer

Date	8/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer

Date	8/15/2017

By (Signature and Title)*	/s/ Brian S. Petersen
Brian S. Petersen Principal Financial Officer

Date	8/15/2017

* Print the name and title of each signing officer under his or her signature.